   As filed with the Securities and Exchange Commission on November 13, 2008


                                                             File No. 333-123040
                                                                       811-08914
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                          [_]

     Post-Effective Amendment No. 11                                      [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No. 143                                                    [X]

                        (Check appropriate box or boxes.)

                                   ----------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                                   ----------

                         PHL Variable Insurance Company
                               (Name of Depositor)

                                   ----------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                   ----------

                               John H. Beers, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on November 17, 2008 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                   ----------

    Title of Securities Being Registered: Deferred variable annuity contracts
================================================================================

                                     PART A

This post-effective amendment to the registration statement incorporates by reference the prospectus dated May 1, 2008 as amended and redated August 18, 2008 included in post-effective amendment no.10 to registration statement on Form N-4 (file no. 333-123040), filed via EDGAR on August 15, 2008.

Supplement to Prospectus for Phoenix Dimensions(R), Phoenix Investor's Edge(R),
                         Phoenix Premium Edge(R), and
                       Freedom Edge(R) Variable Annuity

                       PHL Variable Accumulation Account

This supplement amends the prospectus dated May 1, 2008 as amended and redated by the August 18, 2008 supplement and should be read with that prospectus, the August 18/th/ supplement and any other supplements. This supplement and the related prospectus together constitute a new prospectus dated November 17, 2008.

           The following changes are effective on November 17, 2008

As described in this supplement, and in addition to all existing restrictions, the following investment options are now closed to investment for the Optional Benefit riders noted:

.. Phoenix-Ibbotson Strategic Asset Allocation (Phoenix-Ibbotson Strategic
  Aggressive model not available with the Guaranteed Minimum Accumulation Benefit ("GMAB") rider if you applied for your contract on or after November 17, 2008), and

.. Phoenix Dynamic Asset Allocation Series (Phoenix Dynamic Aggressive Growth model not available with the GMAB rider if you applied for your contract on or after November 17, 2008).

In addition, this supplement describes new Optional Benefit rider fees that are effective for contracts issued on and after November 17, 2008. However, you should know that for all contracts, if you transfer into a different asset allocation program, accept an automatic step-up or make an elective step-up (as applicable) of the Benefit Base as provided by the following riders, on or after November 17, 2008, the new current fee described in this supplement at the time of the transfer or step-up will be applicable to your contract:
(1) Phoenix Flexible Withdrawal Protector; and (2) Phoenix Retirement Protector.

Specifically, if you transfer into a different asset allocation program, we will use the current fee in effect at the time of the transfer to determine the applicable rider fee percentage for the rider year. The fee percentage you will pay for the rider will be the highest current rider fee associated with the various asset allocation programs in which your contract value was invested during that rider year. Likewise, if you accept an automatic step-up of the Benefit Base as provided by the "Phoenix Flexible Withdrawal Protector" rider, you will then pay the current fee in effect at the time of this step-up. See "Optional Benefits", "Phoenix Flexible Withdrawal Protector", and "Automatic Step-Up" for a description of the automatic step-up feature, the impact of a step-up on your rider fee, and how you may decline a step-up. If you elect an automatic step-up of the GMWB Benefit Base or make an elective step-up of the GMAB Benefit Base as provided by the "Phoenix Retirement Protector" rider, you will then pay the current fee in effect at the time of this step-up. See "Optional Benefits", "Phoenix Retirement Protector" for a description of the automatic step-up feature of the GMWB component and the elective step-up feature of the GMAB component of this rider, the impact of a step-up on your rider fee, and how you may decline an automatic step-up of the GMWB component. For all other Optional Benefits, you should refer to your prospectus for information about the impact of automatic and elective step-ups and Optional Resets on Optional Benefit riders and their fees.

The table of "Optional Benefit Fees" is supplemented with the following.

              Optional Benefit Fees - Effective November 17, 2008

This table describes the fees and expenses that you will pay periodically during the time that you own the contract if you: (1) purchased the Phoenix Flexible Withdrawal Protector or Phoenix Retirement Protector on or after November 17, 2008; (2) if you elect or accept a step-up of the Benefit Base on either rider on or after November 17, 2008; or (3) if you transfer into a different asset allocation program on or after November 17, 2008, not including annual fund fees and expenses. These fees are charged in addition to the annual Separate Account Expenses.

---------------------------------------------------------------------------------------------------

                            PHOENIX FLEXIBLE WITHDRAWAL PROTECTOR/SM /
                    GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER FEE/1/
                       Available August 18, 2008 subject to state approval

   Fees are expressed as a percentage of the greater of the Benefit Base/2/ and Contract Value
---------------------------------------------------------------------------------------------------
                                                             Single Life Option Spousal Life Option
Maximum fee without Extended Care Enhancement                             2.50%               2.50%
Maximum additional fee to add Extended Care Enhancement                   0.50%               0.50%
Range of current fees without Extended Care Enhancement /3/       1.60% - 0.60%       1.95% - 0.80%
Current additional fee to add Extended Care Enhancement/3/                0.20%               0.20%

 TF1044                                                                    1

------------------------------------------------------------------------------------------------------------------

                                        PHOENIX RETIREMENT PROTECTOR/SM /
                                    FLEXIBLE COMBINATION BENEFIT RIDER FEE/1/
                               Available August 18, 2008 subject to state approval

                 Fees are expressed as a percentage of the greatest of the GMWB Benefit Base/2/,
                                     GMAB Benefit Base/2/ and Contract Value
------------------------------------------------------------------------------------------------------------------
                                                                            Single Life Option Spousal Life Option
Maximum fee without optional Guaranteed Minimum Death Benefit                         2.75%               2.75%
Maximum additional fee to add optional Guaranteed Minimum Death Benefit               0.50%               0.50%
Range of current fees without optional Guaranteed Minimum Death Benefit/4/    1.95% - 0.95%       2.30% - 1.15%
Current additional fee to add optional Guaranteed Minimum Death Benefit/4/            0.30%               0.30%

/1/The maximum fee shown in this table is the highest fee for this rider. A different fee applies to various asset allocation options as shown below. If you choose this rider, you must allocate all premium and contract value to an approved asset allocation program. If you transfer from one asset allocation program or option to another during a rider year, the fee percentage you will pay for the rider will be the highest current rider fee associated with the various asset allocation programs in which your contract value was invested during that rider year. The rider fee is deducted on each contract anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option and, if allocation to the GIA and MVA is then permitted, the GIA and the MVA in which the contract has value. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the contract year elapsed from the surrender proceeds or the contract value, respectively.

/2/The Benefit Base for Phoenix Flexible Withdrawal Protector, and the GMAB
   Benefit Base and the GMWB Benefit Base under the Phoenix Retirement Protector rider are amounts we calculate solely to determine the value of the benefit(s) provided by the rider and unlike the Contract Value, are not available for withdrawals or surrenders. These amounts are affected by various factors including withdrawals and premium payments. See the description of these riders in "Optional Benefits" for information about how each Benefit Base is calculated and used.

/3/The current fees for the Phoenix Flexible Withdrawal Protector by asset allocation model are shown below.

Asset Allocation Models                                                            Single Life Option Spousal Life Option
.. AllianceBernstein VPS Balanced Wealth Strategy Portfolio                                0.95%              1.20%
.. AllianceBernstein VPS Wealth Appreciation Strategy Portfolio                            1.60%              1.95%
.. Franklin Templeton Founding Investment Strategy                                         0.95%              1.20%
.. Franklin Templeton Perspectives Allocation Model                                        1.15%              1.45%
.. Phoenix Dynamic Asset Allocation Series: Aggressive Growth                              1.60%              1.95%
.. Phoenix Dynamic Asset Allocation Series: Growth                                         1.45%              1.75%
.. Phoenix Dynamic Asset Allocation Series: Moderate Growth                                1.15%              1.45%
.. Phoenix Dynamic Asset Allocation Series: Moderate                                       0.60%              0.80%
.. Phoenix-Ibbotson Strategic Asset Allocation - Aggressive Portfolio                      1.45%              1.75%
.. Phoenix-Ibbotson Strategic Asset Allocation - Moderately Aggressive Portfolio           1.15%              1.45%
.. Phoenix-Ibbotson Strategic Asset Allocation - Moderate Portfolio                        0.95%              1.20%
.. Phoenix-Ibbotson Strategic Asset Allocation - Moderately Conservative Portfolio         0.60%              0.80%
.. Phoenix-Ibbotson Strategic Asset Allocation - Conservative Portfolio                    0.60%              0.80%

We may change the current fees. If you transfer to a different asset allocation program or accept an automatic step-up of the Benefit Base as provided by the rider, the current fee in effect at the time of the transfer or step-up will be applicable to your contract. See "Optional Benefits", "Phoenix Flexible Withdrawal Protector", and "Automatic Step-Up" for a description of the automatic step-up feature, the impact of a step-up on your rider fee, and how you may decline a step-up.

/4/The current fees for the Phoenix Retirement Protector rider by asset allocation model are shown below.

Asset Allocation Models                                                            Single Life Option Spousal Life Option
.. AllianceBernstein VPS Balanced Wealth Strategy Portfolio                                1.30%              1.55%
.. AllianceBernstein VPS Wealth Appreciation Strategy Portfolio                            1.95%              2.30%
.. Franklin Templeton Founding Investment Strategy                                         1.30%              1.55%
.. Franklin Templeton Perspectives Allocation Model                                        1.50%              1.80%
.. Phoenix Dynamic Asset Allocation Series: Aggressive Growth                              1.95%              2.30%
.. Phoenix Dynamic Asset Allocation Series: Growth                                         1.80%              2.10%
.. Phoenix Dynamic Asset Allocation Series: Moderate Growth                                1.50%              1.80%
.. Phoenix Dynamic Asset Allocation Series: Moderate                                       0.95%              1.15%
.. Phoenix-Ibbotson Strategic Asset Allocation - Aggressive Portfolio                      1.80%              2.10%
.. Phoenix-Ibbotson Strategic Asset Allocation - Moderately Aggressive Portfolio           1.50%              1.80%
.. Phoenix-Ibbotson Strategic Asset Allocation - Moderate Portfolio                        1.30%              1.55%
.. Phoenix-Ibbotson Strategic Asset Allocation - Moderately Conservative Portfolio         0.95%              1.15%
.. Phoenix-Ibbotson Strategic Asset Allocation - Conservative Portfolio                    0.95%              1.15%

We may change the current fees. If you transfer to a different asset allocation program, accept an automatic step-up of the GMWB Benefit Base or make an elective step-up of the GMAB Benefit Base as provided by the rider, the current fee in effect at the time of the transfer or step-up will be applicable to your contract. See "Optional Benefits", "Phoenix Retirement Protector" for a description of the automatic step-up feature of the GMWB component and the elective step-up feature of the GMAB component of this rider, the impact of a step-up on your rider fee, and how you may decline an automatic step-up of the GMWB component.

The section called "Additional Programs" along with the sub-sections called "Asset Allocation and Strategic Programs", "Selecting a Program and Option-Contracts without Optional Guaranteed Benefits", and "Selecting a Program and Option-Contracts with Optional Guaranteed Benefits", (as revised and renamed, in part, by supplement dated August 18, 2008), are hereby deleted and replaced with the following:

 TF1044                                                                    2

Additional Programs

If you have any Optional benefit other than the Guaranteed Minimum Income Benefit (GMIB), attached to your contract, you must elect and continue to participate in a single approved asset allocation program or the Optional benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program; however, the fee for the Optional benefit may vary depending on the program you choose and the fee may increase under certain circumstances. See the table of "Optional Benefit Fees".

Provided that you do not have any Optional benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.

We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional benefits in the future.

Asset Allocation and Strategic Programs

Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional benefits. Information about the programs we currently offer and whether each is approved for use with an Optional benefit is provided below.

For ease of reference throughout this section, we refer to the asset allocation and strategic programs described, simply as "programs", and we refer to the asset allocation options available within the programs, as "options". We do not charge for participating in the programs or their options. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in "Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs." Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option-Contracts without Optional benefits

If you have not elected an Optional benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.

When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules and rates then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations Division. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.

Selecting a Program and Option-Contracts with Optional benefits

If you purchase a contract with an Optional benefit, other than the Guaranteed Minimum Income Benefit (GMIB), you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules and rates then in effect. Changing programs or options may change the fee for the Optional benefit on your contract. See the table of "Optional Benefit Fees" for more information.

 TF1044                                                                    3

Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional benefit.

We currently offer the programs listed below. Except as noted, all programs are approved programs for use with the Optional benefits.

.. AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (only available with Phoenix Flexible Withdrawal Protector and Phoenix Retirement Protector)

.. AllianceBernstein VPS Balanced Wealth Strategy Portfolio

.. Franklin Templeton Founding Investment Strategy

.. Franklin Templeton Perspectives Asset Allocation Model

.. Phoenix-Ibbotson Strategic Asset Allocation (Phoenix-Ibbotson Strategic
  Aggressive Portfolio not available with the GMAB rider if you applied for your contract on or after November 17, 2008), and

.. Phoenix Dynamic Asset Allocation Series (Phoenix Dynamic Aggressive Growth
  Portfolio not available with the GMAB rider if you applied for your contract on or after November 17, 2008).

A brief description of each program follows.

.. AllianceBernstein VPS Wealth Appreciation Strategy Portfolio

     The AllianceBernstein VPS Wealth Appreciation Strategy portfolio invests in an equity portfolio that is designed as a solution for investors who seek equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the portfolio, the adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the adviser's targeted blend for the equity portion of the portfolio is an equal weighting of growth and value stocks (50% each). The portfolio may also invest in real estate investment trusts, or REITs. This asset allocation option is rebalanced as necessary in response to markets.

.. AllianceBernstein VPS Balanced Wealth Strategy

     The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

.. Franklin Templeton Founding Investment Strategy

     Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

       .  Franklin Income Securities Fund - 34%

       .  Mutual Shares Securities Fund - 33%

       .  Templeton Growth Securities Fund - 33%

.. Franklin Templeton Perspectives Allocation Model

     Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

       .  Franklin Flex Cap Growth Securities Fund - 34%

       .  Mutual Shares Securities Fund - 33%

       .  Templeton Growth Securities Fund - 33%

.. Phoenix-Ibbotson Strategic Asset Allocation

     PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

       . Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.

 TF1044                                                                    4

       . Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.

       . Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.

       . Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.

       . Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities

     On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

.. Phoenix Dynamic Asset Allocation Series

     The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to maintain adherence to predetermined asset classifications based on the risk profile for the series. The options approved for use are:

       .  Phoenix Dynamic Asset Allocation Series: Moderate

       .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

       .  Phoenix Dynamic Asset Allocation Series: Growth

       .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth

               PLEASE KEEP THIS INFORMATION WITH YOUR PROSPECTUS

 TF1044                                                                    5

                             Phoenix Dimensions(R)

            PHL Variable Accumulation Account ("Separate Account")

                        PHL Variable Insurance Company

                Variable Accumulation Deferred Annuity Contract


 STATEMENT OF ADDITIONAL INFORMATION                        November 17, 2008


                               -----------------

 Home Office:                                  PHL Variable Insurance Company
 One American Row                                 Annuity Operations Division
 Hartford, Connecticut 06103-2899                                 PO Box 8027
                                             Boston, Massachusetts 02266-8027


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated November 17, 2008. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                               -----------------

                               TABLE OF CONTENTS

                                                             Page
-----------------------------------------------------------------

PHL Variable Insurance Company..............................    2
Underwriter.................................................    2
Services....................................................    2
Information Sharing Agreements..............................    2
Performance History.........................................    2
Calculation of Yield and Return.............................   16
Calculation of Annuity Payments.............................   17
Experts.....................................................   18
Separate Account Financial Statements....................... SA-1
Company Financial Statements................................  F-1

                        PHL Variable Insurance Company
--------------------------------------------------------------------------------

PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

We are a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc.

                                  Underwriter
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.

                                   Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.

The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------

Other Service Providers
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                 $ 86,000
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------

Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                                $159,779.94
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------

Under an Administrative and Accounting Services Agreement between PNG Global Investment Servicing (PNC) (formerly PFPC, INC.), and the Company, PNC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.

 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $548,916.200
 -----------------------------------------------------------------------------
                 2006                               $537,086.622
 -----------------------------------------------------------------------------
                 2007                               $ 560,416.07
 -----------------------------------------------------------------------------

                        Information Sharing Agreements
--------------------------------------------------------------------------------

PHL Variable has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by PHL Variable or the underlying funds in accordance with their established policies.

                              Performance History
--------------------------------------------------------------------------------

From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

When an investment option advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state).

Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
       for 7-Year Surrender Charge Contracts with Death Benefit Option 1

                                                                 Inception                             Since
Investment Option                                                  Date*    1 Year  5 Years 10 Years Inception
-----------------                                                ---------- ------  ------- -------- ---------
AIM V.I. Capital Appreciation Fund..............................  3/30/2001   4.19%  10.50%             2.65%
AIM V.I Core Equity Fund........................................  4/21/2006   0.34%                     6.05%
AIM V.I. Mid Cap Core Equity....................................  12/1/2004   1.76%                     7.34%
Alger American Leveraged AllCap Portfolio.......................   6/5/2000  25.44%  19.72%             0.23%
DWS Equity 500 Index VIP........................................ 10/29/2001  -2.44%  10.68%             5.17%
Federated Fund For U.S. Government Securities II................  7/15/1999  -1.47%   1.77%             3.93%
Federated High Income Bond Fund II - Primary Shares.............  7/15/1999  -4.29%   7.84%             3.18%
Fidelity VIP Contrafund(R) Portfolio............................   6/5/2000   9.62%  15.95%             5.73%
Fidelity VIP Growth Opportunities Portfolio.....................   6/5/2000  15.08%  12.53%             0.11%
Fidelity VIP Growth Portfolio...................................   6/5/2000  18.86%  12.58%            -1.81%
Fidelity VIP Investment Grade Bond Portfolio....................  1/29/2007                            -2.96%
Franklin Income Securities Fund.................................  4/28/2006  -3.96%                     4.87%
Lazard Retirement Small-Cap Portfolio...........................  4/25/2005 -14.25%                     3.23%
Lord Abbett Bond-Debenture Portfolio............................  4/20/2005  -1.56%                     4.48%
Lord Abbett Growth and Income Portfolio.........................  4/20/2005  -4.28%                     8.15%
Lord Abbett Mid-Cap Value Portfolio.............................  4/20/2005  -7.05%                     7.06%
Mutual Shares Securities Fund...................................   5/1/2000  -4.24%  11.96%             7.96%
Neuberger Berman AMT Fasciano Portfolio.........................  4/28/2006  -7.11%                    -5.83%
Neuberger Berman AMT Guardian Portfolio.........................  4/28/2006  -0.62%                     3.67%
Oppenheimer Capital Appreciation Fund/VA........................  4/28/2006   6.01%                     5.13%
Oppenheimer Global Securities Fund/VA...........................  4/28/2006  -1.67%                     3.48%
Oppenheimer Main Street Small Cap Fund/VA.......................  4/28/2006  -8.87%                    -4.93%
Phoenix Capital Growth Series...................................  12/7/1994   2.94%   7.64%  -0.67%     3.69%
Phoenix Growth & Income Series..................................   3/2/1998  -1.10%  11.18%             4.31%
Phoenix Mid-Cap Growth Series...................................   3/2/1998  13.85%  10.83%             5.06%
Phoenix Money Market Series.....................................  12/7/1994  -2.86%   0.74%   2.05%     2.48%
Phoenix Multi-Sector Fixed Income Series........................  12/7/1994  -4.01%   4.79%   4.24%     6.37%
Phoenix Multi-Sector Short Term Bond Series.....................   6/2/2003  -3.74%                     2.28%
Phoenix Strategic Allocation Series.............................  12/7/1994  -1.76%   7.52%   5.25%     7.34%
Phoenix-Aberdeen International Series...........................  12/7/1994   7.08%  20.70%   8.12%     8.76%
Phoenix-Alger Small-Cap Growth Series...........................  8/12/2002   8.22%  18.38%            17.10%
Phoenix-Duff & Phelps Real Estate Securities Series.............   5/1/1995 -22.12%  18.04%  10.83%    13.86%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth......   2/3/2006   0.67%                     6.97%
Phoenix Dynamic Asset Allocation Series: Growth.................   2/3/2006   0.55%                     5.52%
Phoenix Dynamic Asset Allocation Series: Moderate...............   2/3/2006   0.21%                     3.05%
Phoenix Dynamic Asset Allocation Series: Moderate Growth........   2/3/2006   0.72%                     4.98%
Phoenix-Sanford Bernstein Mid-Cap Value Series..................   3/2/1998  -5.70%  14.63%             7.09%
Phoenix-Sanford Bernstein Small Cap Value Series................ 11/20/2000  -9.53%  14.89%            11.88%
Phoenix-Van Kampen Comstock Series..............................   3/2/1998  -9.64%   9.91%             6.06%
Phoenix-Van Kampen Equity 500 Index Series......................  7/14/1997  -2.86%   9.63%   3.43%     3.78%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio............  4/28/2006  15.18%                     5.97%
PIMCO VIT Real Return Portfolio.................................  4/28/2006   2.72%                     3.10%
PIMCO VIT Total Return Portfolio................................  4/28/2006   0.85%                     3.13%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund.   6/2/2003 -11.76%                    -3.58%
Rydex Variable Trust Nova Fund..................................   6/2/2003  -6.54%                    11.23%
Rydex Variable Trust Sector Rotation Fund.......................   6/2/2003  14.79%                    14.42%
Sentinel Balanced Fund..........................................  9/10/2007                            -4.62%
Sentinel Bond Fund..............................................  9/10/2007                            -4.28%
Sentinel Common Stock Fund......................................  9/10/2007                            -4.15%
Sentinel Mid Cap Growth Fund....................................  9/10/2007                             1.94%
Sentinel Small Company Fund.....................................  9/10/2007                            -4.97%
Templeton Developing Markets Securities Fund....................   5/1/1997  20.75%  30.12%  10.20%     5.39%
Templeton Foreign Securities Fund...............................   5/1/1997   7.59%  17.49%   6.62%     7.02%
Templeton Growth Securities Fund................................   5/1/2000  -5.35%  13.94%             6.26%

Standardized Average Annual Total Return for the Period Ended December 31, 2007 for 7-Year Surrender Charge Contracts with Death Benefit Option 1 (continued)

                                            Inception                           Since
Investment Option                             Date*   1 Year 5 Years 10 Years Inception
-----------------                           --------- ------ ------- -------- ---------
Van Kampen UIF Equity and Income Portfolio. 4/28/2006 -4.35%                     2.33%
Wanger International Select................  2/1/1999 13.84%  25.75%            14.67%
Wanger International Small Cap.............  5/1/1995  8.44%  28.44%  15.57%    16.86%
Wanger Select..............................  2/1/1999  1.60%  15.83%            13.00%
Wanger U.S. Smaller Companies..............  5/1/1995 -2.35%  14.63%   8.06%    12.90%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
       for 7-Year Surrender Charge Contracts with Death Benefit Option 2

                                                                 Inception                             Since
Investment Option                                                  Date*    1 Year  5 Years 10 Years Inception
-----------------                                                ---------- ------  ------- -------- ---------
AIM V.I. Capital Appreciation Fund..............................  3/30/2001   3.91%  10.21%             2.39%
AIM V.I Core Equity Fund........................................  4/21/2006   0.07%                     5.77%
AIM V.I. Mid Cap Core Equity....................................  12/1/2004   1.48%                     7.06%
Alger American Leveraged AllCap Portfolio.......................   6/5/2000  25.11%  19.42%            -0.02%
DWS Equity 500 Index VIP........................................ 10/29/2001  -2.71%  10.40%             4.91%
Federated Fund For U.S. Government Securities II................  7/15/1999  -1.73%   1.51%             3.67%
Federated High Income Bond Fund II - Primary Shares.............  7/15/1999  -4.55%   7.56%             2.92%
Fidelity VIP Contrafund(R) Portfolio............................   6/5/2000   9.32%  15.65%             5.47%
Fidelity VIP Growth Opportunities Portfolio.....................   6/5/2000  14.77%  12.24%            -0.14%
Fidelity VIP Growth Portfolio...................................   6/5/2000  18.54%  12.29%            -2.06%
Fidelity VIP Investment Grade Bond Portfolio....................  1/29/2007                            -3.20%
Franklin Income Securities Fund.................................  4/28/2006  -4.22%                     4.59%
Lazard Retirement Small-Cap Portfolio...........................  4/25/2005 -14.47%                     2.95%
Lord Abbett Bond-Debenture Portfolio............................  4/20/2005  -1.83%                     4.20%
Lord Abbett Growth and Income Portfolio.........................  4/20/2005  -4.54%                     7.87%
Lord Abbett Mid-Cap Value Portfolio.............................  4/20/2005  -7.28%                     6.78%
Mutual Shares Securities Fund...................................   5/1/2000  -4.50%  11.67%             7.69%
Neuberger Berman AMT Fasciano Portfolio.........................  4/28/2006  -7.35%                    -6.07%
Neuberger Berman AMT Guardian Portfolio.........................  4/28/2006  -0.89%                     3.39%
Oppenheimer Capital Appreciation Fund/VA........................  4/28/2006   5.73%                     4.85%
Oppenheimer Global Securities Fund/VA...........................  4/28/2006  -1.93%                     3.20%
Oppenheimer Main Street Small Cap Fund/VA.......................  4/28/2006  -9.11%                    -5.17%
Phoenix Capital Growth Series...................................  12/7/1994   2.66%   7.36%  -0.92%     3.43%
Phoenix Growth & Income Series..................................   3/2/1998  -1.37%  10.89%             4.04%
Phoenix Mid-Cap Growth Series...................................   3/2/1998  13.55%  10.55%             4.79%
Phoenix Money Market Series.....................................  12/7/1994  -3.12%   0.48%   1.79%     2.22%
Phoenix Multi-Sector Fixed Income Series........................  12/7/1994  -4.27%   4.52%   3.98%     6.10%
Phoenix Multi-Sector Short Term Bond Series.....................   6/2/2003  -4.00%                     2.02%
Phoenix Strategic Allocation Series.............................  12/7/1994  -2.03%   7.25%   4.98%     7.07%
Phoenix-Aberdeen International Series...........................  12/7/1994   6.80%  20.39%   7.84%     8.49%
Phoenix-Alger Small-Cap Growth Series...........................  8/12/2002   7.93%  18.08%            16.80%
Phoenix-Duff & Phelps Real Estate Securities Series.............   5/1/1995 -22.32%  17.74%  10.55%    13.58%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth......   2/3/2006   0.39%                     6.69%
Phoenix Dynamic Asset Allocation Series: Growth.................   2/3/2006   0.28%                     5.24%
Phoenix Dynamic Asset Allocation Series: Moderate...............   2/3/2006  -0.06%                     2.78%
Phoenix Dynamic Asset Allocation Series: Moderate Growth........   2/3/2006   0.45%                     4.70%
Phoenix-Sanford Bernstein Mid-Cap Value Series..................   3/2/1998  -5.95%  14.34%             6.82%
Phoenix-Sanford Bernstein Small Cap Value Series................ 11/20/2000  -9.76%  14.60%            11.60%
Phoenix-Van Kampen Comstock Series..............................   3/2/1998  -9.87%   9.63%             5.79%
Phoenix-Van Kampen Equity 500 Index Series......................  7/14/1997  -3.12%   9.35%   3.17%     3.52%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio............  4/28/2006  14.87%                     5.69%
PIMCO VIT Real Return Portfolio.................................  4/28/2006   2.45%                     2.83%
PIMCO VIT Total Return Portfolio................................  4/28/2006   0.58%                     2.86%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund.   6/2/2003 -11.99%                    -3.82%
Rydex Variable Trust Nova Fund..................................   6/2/2003  -6.78%                    10.95%
Rydex Variable Trust Sector Rotation Fund.......................   6/2/2003  14.48%                    14.12%
Sentinel Balanced Fund..........................................  9/10/2007                            -4.70%
Sentinel Bond Fund..............................................  9/10/2007                            -4.36%
Sentinel Common Stock Fund......................................  9/10/2007                            -4.23%
Sentinel Mid Cap Growth Fund....................................  9/10/2007                             1.86%
Sentinel Small Company Fund.....................................  9/10/2007                            -5.05%
Templeton Developing Markets Securities Fund....................   5/1/1997  20.43%  29.79%   9.93%     5.12%
Templeton Foreign Securities Fund...............................   5/1/1997   7.30%  17.19%   6.35%     6.75%
Templeton Growth Securities Fund................................   5/1/2000  -5.61%  13.65%             5.99%

Standardized Average Annual Total Return for the Period Ended December 31, 2007 for 7-Year Surrender Charge Contracts with Death Benefit Option 2 (continued)

                                            Inception                           Since
Investment Option                             Date*   1 Year 5 Years 10 Years Inception
-----------------                           --------- ------ ------- -------- ---------
Van Kampen UIF Equity and Income Portfolio. 4/28/2006 -4.61%                     2.06%
Wanger International Select................  2/1/1999 13.53%  25.43%            14.38%
Wanger International Small Cap.............  5/1/1995  8.14%  28.11%  15.28%    16.57%
Wanger Select..............................  2/1/1999  1.33%  15.53%            12.72%
Wanger U.S. Smaller Companies..............  5/1/1995 -2.62%  14.34%   7.79%    12.62%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
       for 7-Year Surrender Charge Contracts with Death Benefit Option 3

                                                                 Inception                             Since
Investment Option                                                  Date*    1 Year  5 Years 10 Years Inception
-----------------                                                ---------- ------  ------- -------- ---------
AIM V.I. Capital Appreciation Fund..............................  3/30/2001   3.91%  10.21%             2.39%
AIM V.I Core Equity Fund........................................  4/21/2006   0.07%                     5.77%
AIM V.I. Mid Cap Core Equity....................................  12/1/2004   1.48%                     7.06%
Alger American Leveraged AllCap Portfolio.......................   6/5/2000  25.11%  19.42%            -0.02%
DWS Equity 500 Index VIP........................................ 10/29/2001  -2.71%  10.40%             4.91%
Federated Fund For U.S. Government Securities II................  7/15/1999  -1.73%   1.51%             3.67%
Federated High Income Bond Fund II - Primary Shares.............  7/15/1999  -4.55%   7.56%             2.92%
Fidelity VIP Contrafund(R) Portfolio............................   6/5/2000   9.32%  15.65%             5.47%
Fidelity VIP Growth Opportunities Portfolio.....................   6/5/2000  14.77%  12.24%            -0.14%
Fidelity VIP Growth Portfolio...................................   6/5/2000  18.54%  12.29%            -2.06%
Fidelity VIP Investment Grade Bond Portfolio....................  1/29/2007                            -3.20%
Franklin Income Securities Fund.................................  4/28/2006  -4.22%                     4.59%
Lazard Retirement Small-Cap Portfolio...........................  4/25/2005 -14.47%                     2.95%
Lord Abbett Bond-Debenture Portfolio............................  4/20/2005  -1.83%                     4.20%
Lord Abbett Growth and Income Portfolio.........................  4/20/2005  -4.54%                     7.87%
Lord Abbett Mid-Cap Value Portfolio.............................  4/20/2005  -7.28%                     6.78%
Mutual Shares Securities Fund...................................   5/1/2000  -4.50%  11.67%             7.69%
Neuberger Berman AMT Fasciano Portfolio.........................  4/28/2006  -7.35%                    -6.07%
Neuberger Berman AMT Guardian Portfolio.........................  4/28/2006  -0.89%                     3.39%
Oppenheimer Capital Appreciation Fund/VA........................  4/28/2006   5.73%                     4.85%
Oppenheimer Global Securities Fund/VA...........................  4/28/2006  -1.93%                     3.20%
Oppenheimer Main Street Small Cap Fund/VA.......................  4/28/2006  -9.11%                    -5.17%
Phoenix Capital Growth Series...................................  12/7/1994   2.66%   7.36%  -0.92%     3.43%
Phoenix Growth & Income Series..................................   3/2/1998  -1.37%  10.89%             4.04%
Phoenix Mid-Cap Growth Series...................................   3/2/1998  13.55%  10.55%             4.79%
Phoenix Money Market Series.....................................  12/7/1994  -3.12%   0.48%   1.79%     2.22%
Phoenix Multi-Sector Fixed Income Series........................  12/7/1994  -4.27%   4.52%   3.98%     6.10%
Phoenix Multi-Sector Short Term Bond Series.....................   6/2/2003  -4.00%                     2.02%
Phoenix Strategic Allocation Series.............................  12/7/1994  -2.03%   7.25%   4.98%     7.07%
Phoenix-Aberdeen International Series...........................  12/7/1994   6.80%  20.39%   7.84%     8.49%
Phoenix-Alger Small-Cap Growth Series...........................  8/12/2002   7.93%  18.08%            16.80%
Phoenix-Duff & Phelps Real Estate Securities Series.............   5/1/1995 -22.32%  17.74%  10.55%    13.58%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth......   2/3/2006   0.39%                     6.69%
Phoenix Dynamic Asset Allocation Series: Growth.................   2/3/2006   0.28%                     5.24%
Phoenix Dynamic Asset Allocation Series: Moderate...............   2/3/2006  -0.06%                     2.78%
Phoenix Dynamic Asset Allocation Series: Moderate Growth........   2/3/2006   0.45%                     4.70%
Phoenix-Sanford Bernstein Mid-Cap Value Series..................   3/2/1998  -5.95%  14.34%             6.82%
Phoenix-Sanford Bernstein Small Cap Value Series................ 11/20/2000  -9.76%  14.60%            11.60%
Phoenix-Van Kampen Comstock Series..............................   3/2/1998  -9.87%   9.63%             5.79%
Phoenix-Van Kampen Equity 500 Index Series......................  7/14/1997  -3.12%   9.35%   3.17%     3.52%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio............  4/28/2006  14.87%                     5.69%
PIMCO VIT Real Return Portfolio.................................  4/28/2006   2.45%                     2.83%
PIMCO VIT Total Return Portfolio................................  4/28/2006   0.58%                     2.86%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund.   6/2/2003 -11.99%                    -3.82%
Rydex Variable Trust Nova Fund..................................   6/2/2003  -6.78%                    10.95%
Rydex Variable Trust Sector Rotation Fund.......................   6/2/2003  14.48%                    14.12%
Sentinel Balanced Fund..........................................  9/10/2007                            -4.70%
Sentinel Bond Fund..............................................  9/10/2007                            -4.36%
Sentinel Common Stock Fund......................................  9/10/2007                            -4.23%
Sentinel Mid Cap Growth Fund....................................  9/10/2007                             1.86%
Sentinel Small Company Fund.....................................  9/10/2007                            -5.05%
Templeton Developing Markets Securities Fund....................   5/1/1997  20.43%  29.79%   9.93%     5.12%
Templeton Foreign Securities Fund...............................   5/1/1997   7.30%  17.19%   6.35%     6.75%
Templeton Growth Securities Fund................................   5/1/2000  -5.61%  13.65%             5.99%

Standardized Average Annual Total Return for the Period Ended December 31, 2007 for 7-Year Surrender Charge Contracts with Death Benefit Option 3 (continued)

                                            Inception                           Since
Investment Option                             Date*   1 Year 5 Years 10 Years Inception
-----------------                           --------- ------ ------- -------- ---------
Van Kampen UIF Equity and Income Portfolio. 4/28/2006 -4.61%                     2.06%
Wanger International Select................  2/1/1999 13.53%  25.43%            14.38%
Wanger International Small Cap.............  5/1/1995  8.14%  28.11%  15.28%    16.57%
Wanger Select..............................  2/1/1999  1.33%  15.53%            12.72%
Wanger U.S. Smaller Companies..............  5/1/1995 -2.62%  14.34%   7.79%    12.62%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
       for 7-Year Surrender Charge Contracts with Death Benefit Option 4

                                                                 Inception                             Since
Investment Option                                                  Date*    1 Year  5 Years 10 Years Inception
-----------------                                                ---------- ------  ------- -------- ---------
AIM V.I. Capital Appreciation Fund..............................  3/30/2001   3.63%   9.93%             2.13%
AIM V.I Core Equity Fund........................................  4/21/2006  -0.20%                     5.49%
AIM V.I. Mid Cap Core Equity....................................  12/1/2004   1.21%                     6.78%
Alger American Leveraged AllCap Portfolio.......................   6/5/2000  24.77%  19.11%            -0.27%
DWS Equity 500 Index VIP........................................ 10/29/2001  -2.97%  10.12%             4.64%
Federated Fund For U.S. Government Securities II................  7/15/1999  -2.00%   1.24%             3.41%
Federated High Income Bond Fund II - Primary Shares.............  7/15/1999  -4.81%   7.28%             2.66%
Fidelity VIP Contrafund(R) Portfolio............................   6/5/2000   9.03%  15.36%             5.20%
Fidelity VIP Growth Opportunities Portfolio.....................   6/5/2000  14.46%  11.96%            -0.39%
Fidelity VIP Growth Portfolio...................................   6/5/2000  18.23%  12.00%            -2.31%
Fidelity VIP Investment Grade Bond Portfolio....................  1/29/2007                            -3.44%
Franklin Income Securities Fund.................................  4/28/2006  -4.48%                     4.31%
Lazard Retirement Small-Cap Portfolio...........................  4/25/2005 -14.68%                     2.68%
Lord Abbett Bond-Debenture Portfolio............................  4/20/2005  -2.10%                     3.93%
Lord Abbett Growth and Income Portfolio.........................  4/20/2005  -4.80%                     7.58%
Lord Abbett Mid-Cap Value Portfolio.............................  4/20/2005  -7.52%                     6.50%
Mutual Shares Securities Fund...................................   5/1/2000  -4.76%  11.38%             7.42%
Neuberger Berman AMT Fasciano Portfolio.........................  4/28/2006  -7.58%                    -6.31%
Neuberger Berman AMT Guardian Portfolio.........................  4/28/2006  -1.16%                     3.11%
Oppenheimer Capital Appreciation Fund/VA........................  4/28/2006   5.44%                     4.57%
Oppenheimer Global Securities Fund/VA...........................  4/28/2006  -2.20%                     2.93%
Oppenheimer Main Street Small Cap Fund/VA.......................  4/28/2006  -9.34%                    -5.41%
Phoenix Capital Growth Series...................................  12/7/1994   2.39%   7.09%  -1.17%     3.17%
Phoenix Growth & Income Series..................................   3/2/1998  -1.64%  10.61%             3.78%
Phoenix Mid-Cap Growth Series...................................   3/2/1998  13.24%  10.26%             4.53%
Phoenix Money Market Series.....................................  12/7/1994  -3.38%   0.22%   1.53%     1.97%
Phoenix Multi-Sector Fixed Income Series........................  12/7/1994  -4.53%   4.25%   3.72%     5.83%
Phoenix Multi-Sector Short Term Bond Series.....................   6/2/2003  -4.26%                     1.75%
Phoenix Strategic Allocation Series.............................  12/7/1994  -2.29%   6.97%   4.72%     6.80%
Phoenix-Aberdeen International Series...........................  12/7/1994   6.51%  20.08%   7.57%     8.22%
Phoenix-Alger Small-Cap Growth Series...........................  8/12/2002   7.64%  17.78%            16.50%
Phoenix-Duff & Phelps Real Estate Securities Series.............   5/1/1995 -22.52%  17.44%  10.27%    13.29%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth......   2/3/2006   0.12%                     6.40%
Phoenix Dynamic Asset Allocation Series: Growth.................   2/3/2006   0.01%                     4.96%
Phoenix Dynamic Asset Allocation Series: Moderate...............   2/3/2006  -0.34%                     2.50%
Phoenix Dynamic Asset Allocation Series: Moderate Growth........   2/3/2006   0.18%                     4.42%
Phoenix-Sanford Bernstein Mid-Cap Value Series..................   3/2/1998  -6.21%  14.05%             6.55%
Phoenix-Sanford Bernstein Small Cap Value Series................ 11/20/2000  -9.99%  14.31%            11.32%
Phoenix-Van Kampen Comstock Series..............................   3/2/1998 -10.10%   9.35%             5.53%
Phoenix-Van Kampen Equity 500 Index Series......................  7/14/1997  -3.39%   9.07%   2.91%     3.26%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio............  4/28/2006  14.56%                     5.41%
PIMCO VIT Real Return Portfolio.................................  4/28/2006   2.17%                     2.55%
PIMCO VIT Total Return Portfolio................................  4/28/2006   0.31%                     2.58%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund.   6/2/2003 -12.21%                    -4.06%
Rydex Variable Trust Nova Fund..................................   6/2/2003  -7.02%                    10.66%
Rydex Variable Trust Sector Rotation Fund.......................   6/2/2003  14.17%                    13.83%
Sentinel Balanced Fund..........................................  9/10/2007                            -4.78%
Sentinel Bond Fund..............................................  9/10/2007                            -4.44%
Sentinel Common Stock Fund......................................  9/10/2007                            -4.31%
Sentinel Mid Cap Growth Fund....................................  9/10/2007                             1.77%
Sentinel Small Company Fund.....................................  9/10/2007                            -5.13%
Templeton Developing Markets Securities Fund....................   5/1/1997  20.11%  29.47%   9.65%     4.85%
Templeton Foreign Securities Fund...............................   5/1/1997   7.01%  16.89%   6.09%     6.48%
Templeton Growth Securities Fund................................   5/1/2000  -5.87%  13.36%             5.73%

Standardized Average Annual Total Return for the Period Ended December 31, 2007 for 7-Year Surrender Charge Contracts with Death Benefit Option 4 (continued)

                                            Inception                           Since
Investment Option                             Date*   1 Year 5 Years 10 Years Inception
-----------------                           --------- ------ ------- -------- ---------
Van Kampen UIF Equity and Income Portfolio. 4/28/2006 -4.87%                     1.79%
Wanger International Select................  2/1/1999 13.23%  25.11%            14.09%
Wanger International Small Cap.............  5/1/1995  7.85%  27.79%  14.99%    16.27%
Wanger Select..............................  2/1/1999  1.05%  15.24%            12.43%
Wanger U.S. Smaller Companies..............  5/1/1995 -2.88%  14.05%   7.51%    12.33%

--------
* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 1

Investment Option                                             1998    1999    2000    2001    2002    2003   2004    2005   2006
-----------------                                            ------  ------  ------  ------  ------  -----  ------  -----  -----
AIM V.I. Capital Appreciation Fund..........................  17.82%  42.82% -12.01% -24.24% -25.30% 27.91%   5.30%  7.48%  4.98%
AIM V.I. Core Equity Fund...................................  26.10%  32.58% -15.62% -23.80% -16.63% 22.88%   7.61%  4.01% 15.25%
AIM V.I. Mid Cap Core Equity................................                                 -12.21% 25.74%  12.40%  6.28%  9.86%
Alger American Leveraged AllCap Portfolio...................  55.87%  75.85% -25.78% -16.99% -34.74% 33.05%   6.84% 13.02% 17.78%
AllianceBernstein Balanced Wealth Strategy..................                                                         5.69% 12.35%
AllianceBernstein Wealth Appreciation Strategy Portfolio....                                                         9.55% 15.87%
DWS Equity 500 Index VIP....................................  27.12%  18.89% -10.36% -13.30% -23.29% 26.57%   9.21%  3.38% 14.08%
DWS Small Cap Index VIP.....................................  -3.40%  18.67%  -5.06%   0.79% -21.57% 44.61%  16.29%  2.97% 16.04%
Federated Fund For U.S. Government Securities II............   6.32%  -1.83%   9.61%   5.69%   7.69%  1.09%   2.32%  0.76%  2.84%
Federated High Income Bond Fund II - Primary Shares.........   1.42%   1.05% -10.15%   0.10%   0.12% 20.70%   9.08%  1.38%  9.42%
Fidelity VIP Contrafund(R) Portfolio........................  28.32%  22.61%  -7.87% -13.47% -10.55% 26.76%  13.90% 15.40% 10.20%
Fidelity VIP Growth Opportunities Portfolio.................  22.96%   2.89% -18.21% -15.52% -22.89% 28.05%   5.73%  7.51%  3.99%
Fidelity VIP Growth Portfolio...............................  37.65%  35.58% -12.17% -18.76% -31.07% 31.13%   1.98%  4.36%  5.40%
Fidelity VIP Investment Grade Bond Portfolio................                           6.95%   8.83%  3.76%   3.02%  0.82%  3.01%
Franklin Flex Cap Growth Securities Fund....................                                                                3.90%
Franklin Income Securities Fund.............................                  17.95%  -0.50%  -1.84% 30.08%  12.44%  0.35% 16.77%
Lazard Retirement Small-Cap Portfolio.......................  -4.42%   3.82%  19.55%  17.15% -18.70% 35.52%  13.46%  2.70% 14.62%
Lord Abbett Bond-Debenture Portfolio........................                                   6.58% 16.54%   6.54%  0.05%  7.97%
Lord Abbett Growth and Income Portfolio.....................  11.48%  15.29%  14.34%  -7.88% -19.05% 29.39%  11.25%  1.96% 15.81%
Lord Abbett Mid-Cap Value Portfolio.........................                  50.55%   6.70% -10.91% 23.21%  22.50%  6.88% 10.83%
Mutual Shares Securities Fund...............................  -1.43%  12.17%  11.85%   5.70% -12.91% 23.59%  11.23%  9.18% 16.91%
Neuberger Berman AMT Fasciano Portfolio.....................                                         23.51%  10.48%  1.62%  3.94%
Neuberger Berman AMT Guardian Portfolio.....................                                         29.76%  14.11%  6.81% 11.61%
Oppenheimer Capital Appreciation Fund/VA....................                                 -27.99% 29.07%   5.29%  3.56%  6.34%
Oppenheimer Global Securities Fund/VA.......................                         -13.27% -23.33% 41.09%  17.40% 12.65% 15.91%
Oppenheimer Main Street Small Cap Fund/VA...................                                 -16.97% 42.45%  17.70%  8.36% 13.23%
Phoenix Capital Growth Series...............................  28.41%  28.08% -18.81% -35.41% -25.75% 24.92%   3.66%  2.43%  1.93%
Phoenix Growth & Income Series..............................          15.56%  -7.77%  -9.32% -23.48% 25.88%   9.10%  3.50% 15.72%
Phoenix Mid-Cap Growth Series...............................          43.84%  12.34% -26.07% -33.34% 27.23%   5.39%  2.88%  2.83%
Phoenix Money Market Series.................................   3.79%   3.52%   4.73%   2.52%   0.16% -0.57%  -0.46%  1.30%  3.11%
Phoenix Multi-Sector Fixed Income Series....................  -5.34%   4.15%   5.16%   4.76%   8.63% 13.15%   5.51%  0.52%  5.51%
Phoenix Multi-Sector Short Term Bond Series.................                                                  4.02%  0.10%  4.40%
Phoenix Strategic Allocation Series.........................  19.30%   9.88%  -0.66%   0.59% -12.68% 18.38%   6.12%  0.52% 11.28%
Phoenix-Aberdeen International Series.......................  26.35%  27.91% -16.86% -25.00% -15.87% 30.23%  19.28% 17.10% 25.79%
Phoenix-Alger Small-Cap Growth Series.......................                                         51.48%   0.85% 14.21% 17.96%
Phoenix-Duff & Phelps Real Estate Securities Series......... -22.19%   3.48%  29.18%   5.28%  10.69% 36.55%  33.02% 13.67% 35.36%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth..
Phoenix Dynamic Asset Allocation Series: Growth.............
Phoenix Dynamic Asset Allocation Series: Moderate...........
Phoenix Dynamic Asset Allocation Series: Moderate Growth....
Phoenix-Sanford Bernstein Mid-Cap Value Series..............         -11.40%  15.46%  21.45%  -9.69% 39.23%  18.91%  6.39% 13.48%
Phoenix-Sanford Bernstein Small Cap Value Series............                          14.31%  -9.68% 42.08%  21.15%  6.12% 15.29%
Phoenix-Van Kampen Comstock Series..........................          22.79%  30.55% -18.99% -22.91% 22.34%  11.51%  4.12% 19.39%
Phoenix-Van Kampen Equity 500 Index Series..................  30.05%  17.36% -12.57% -13.01% -24.64% 24.66%   8.47%  2.40% 12.79%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio........
PIMCO VIT Real Return Portfolio.............................
PIMCO VIT Total Return Portfolio............................
Rydex Variable Trust Inverse Government Long Bond Strategy
 Fund.......................................................                                                -11.78% -6.42%  6.76%
Rydex Variable Trust Nova Fund..............................  28.45%  21.73% -21.29% -24.53% -36.52% 37.46%  13.20%  2.67% 17.79%
Rydex Variable Trust Sector Rotation Fund...................                                         28.29%   9.34% 12.30% 10.00%
Sentinel Balanced Fund......................................                                                  6.10%  4.34% 10.10%
Sentinel Bond Fund..........................................                                                  3.45%  0.54%  2.41%
Sentinel Common Stock Fund..................................                          -9.25% -18.36% 29.80%   8.29%  6.31% 14.70%
Sentinel Mid Cap Growth Fund................................                         -25.21% -25.03% 40.09%  10.93%  2.48%  4.29%
Sentinel Small Company Fund.................................                           4.03% -15.00% 37.72%  14.47%  6.87% 14.73%
Summit S&P Midcap 400 Index Portfolio.......................                  14.45%  -2.41% -16.20% 33.07%  14.32% 10.56%  8.36%
Templeton Developing Markets Securities Fund................ -22.03%  51.40% -32.89%  -9.24%  -1.39% 51.09%  23.16% 25.85% 26.50%
Templeton Foreign Securities Fund...........................   7.69%  21.72%  -3.58% -17.05% -19.58% 30.57%  17.05%  8.80% 19.93%
Templeton Growth Securities Fund............................   7.35%  19.34%   0.22%  -2.54% -19.51% 30.50%  14.58%  7.51% 20.29%
Van Kampen UIF Equity and Income Portfolio..................                                                 10.13%  6.05% 11.18%
Wanger International Select.................................                  -2.80% -27.54% -16.35% 39.48%  22.79% 14.98% 34.31%
Wanger International Small Cap..............................  14.89% 123.71% -28.75% -22.26% -14.91% 47.02%  28.65% 20.02% 35.45%
Wanger Select...............................................                   8.10%   7.72%  -8.77% 29.11%  17.82%  9.12% 18.21%
Wanger U.S. Smaller Companies...............................   7.34%  23.53%  -9.30%   9.99% -17.85% 41.44%  16.86%  9.87%  6.53%

Investment Option                                             2007
-----------------                                            ------
AIM V.I. Capital Appreciation Fund..........................  10.61%
AIM V.I. Core Equity Fund...................................   6.76%
AIM V.I. Mid Cap Core Equity................................   8.17%
Alger American Leveraged AllCap Portfolio...................  31.86%
AllianceBernstein Balanced Wealth Strategy..................   3.95%
AllianceBernstein Wealth Appreciation Strategy Portfolio....   3.53%
DWS Equity 500 Index VIP....................................   3.97%
DWS Small Cap Index VIP.....................................  -3.12%
Federated Fund For U.S. Government Securities II............   4.95%
Federated High Income Bond Fund II - Primary Shares.........   2.13%
Fidelity VIP Contrafund(R) Portfolio........................  16.03%
Fidelity VIP Growth Opportunities Portfolio.................  21.50%
Fidelity VIP Growth Portfolio...............................  25.28%
Fidelity VIP Investment Grade Bond Portfolio................   2.90%
Franklin Flex Cap Growth Securities Fund....................  12.90%
Franklin Income Securities Fund.............................   2.45%
Lazard Retirement Small-Cap Portfolio.......................  -8.36%
Lord Abbett Bond-Debenture Portfolio........................   4.85%
Lord Abbett Growth and Income Portfolio.....................   2.14%
Lord Abbett Mid-Cap Value Portfolio.........................  -0.68%
Mutual Shares Securities Fund...............................   2.18%
Neuberger Berman AMT Fasciano Portfolio.....................  -0.75%
Neuberger Berman AMT Guardian Portfolio.....................   5.79%
Oppenheimer Capital Appreciation Fund/VA....................  12.43%
Oppenheimer Global Securities Fund/VA.......................   4.75%
Oppenheimer Main Street Small Cap Fund/VA...................  -2.63%
Phoenix Capital Growth Series...............................   9.36%
Phoenix Growth & Income Series..............................   5.32%
Phoenix Mid-Cap Growth Series...............................  20.27%
Phoenix Money Market Series.................................   3.56%
Phoenix Multi-Sector Fixed Income Series....................   2.41%
Phoenix Multi-Sector Short Term Bond Series.................   2.68%
Phoenix Strategic Allocation Series.........................   4.65%
Phoenix-Aberdeen International Series.......................  13.50%
Phoenix-Alger Small-Cap Growth Series.......................  14.64%
Phoenix-Duff & Phelps Real Estate Securities Series......... -16.77%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth..   7.08%
Phoenix Dynamic Asset Allocation Series: Growth.............   6.97%
Phoenix Dynamic Asset Allocation Series: Moderate...........   6.62%
Phoenix Dynamic Asset Allocation Series: Moderate Growth....   7.14%
Phoenix-Sanford Bernstein Mid-Cap Value Series..............   0.72%
Phoenix-Sanford Bernstein Small Cap Value Series............  -3.33%
Phoenix-Van Kampen Comstock Series..........................  -3.44%
Phoenix-Van Kampen Equity 500 Index Series..................   3.56%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio........  21.60%
PIMCO VIT Real Return Portfolio.............................   9.14%
PIMCO VIT Total Return Portfolio............................   7.27%
Rydex Variable Trust Inverse Government Long Bond Strategy
 Fund.......................................................  -5.71%
Rydex Variable Trust Nova Fund..............................  -0.14%
Rydex Variable Trust Sector Rotation Fund...................  21.21%
Sentinel Balanced Fund......................................   8.30%
Sentinel Bond Fund..........................................   6.26%
Sentinel Common Stock Fund..................................  10.42%
Sentinel Mid Cap Growth Fund................................  22.33%
Sentinel Small Company Fund.................................   7.57%
Summit S&P Midcap 400 Index Portfolio.......................   6.04%
Templeton Developing Markets Securities Fund................  27.17%
Templeton Foreign Securities Fund...........................  14.01%
Templeton Growth Securities Fund............................   1.06%
Van Kampen UIF Equity and Income Portfolio..................   2.06%
Wanger International Select.................................  20.25%
Wanger International Small Cap..............................  14.85%
Wanger Select...............................................   8.02%
Wanger U.S. Smaller Companies...............................   4.07%

Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 2

Investment Option                                             1998    1999    2000    2001    2002    2003   2004    2005   2006
-----------------                                            ------  ------  ------  ------  ------  -----  ------  -----  -----
AIM V.I. Capital Appreciation Fund..........................  17.53%  42.46% -12.23% -24.43% -25.49% 27.59%   5.03%  7.21%  4.71%
AIM V.I. Core Equity Fund...................................  25.78%  32.25% -15.83% -23.99% -16.84% 22.57%   7.34%  3.75% 14.96%
AIM V.I. Mid Cap Core Equity................................                                 -12.43% 25.42%  12.12%  6.01%  9.58%
Alger American Leveraged AllCap Portfolio...................  55.48%  75.42% -25.96% -17.20% -34.90% 32.72%   6.57% 12.74% 17.48%
AllianceBernstein Balanced Wealth Strategy..................                                                         5.42% 12.07%
AllianceBernstein Wealth Appreciation Strategy Portfolio....                                                         9.28% 15.58%
DWS Equity 500 Index VIP....................................  26.80%  18.59% -10.58% -13.52% -23.48% 26.25%   8.94%  3.12% 13.80%
DWS Small Cap Index VIP.....................................  -3.64%  18.38%  -5.30%   0.54% -21.77% 44.25%  16.00%  2.71% 15.75%
Federated Fund For U.S. Government Securities II............   6.05%  -2.07%   9.34%   5.43%   7.42%  0.84%   2.06%  0.51%  2.58%
Federated High Income Bond Fund II - Primary Shares.........   1.17%   0.79% -10.38%  -0.15%  -0.12% 20.40%   8.81%  1.13%  9.15%
Fidelity VIP Contrafund(R) Portfolio........................  28.00%  22.30%  -8.10% -13.68% -10.78% 26.44%  13.62% 15.11%  9.92%
Fidelity VIP Growth Opportunities Portfolio.................  22.65%   2.63% -18.42% -15.73% -23.08% 27.73%   5.46%  7.24%  3.73%
Fidelity VIP Growth Portfolio...............................  37.30%  35.24% -12.39% -18.96% -31.24% 30.81%   1.72%  4.10%  5.14%
Fidelity VIP Investment Grade Bond Portfolio................                           6.68%   8.56%  3.50%   2.76%  0.56%  2.75%
Franklin Flex Cap Growth Securities Fund....................                                                                3.64%
Franklin Income Securities Fund.............................                  17.66%  -0.75%  -2.09% 29.76%  12.16%  0.10% 16.48%
Lazard Retirement Small-Cap Portfolio.......................  -4.66%   3.56%  19.25%  16.85% -18.90% 35.18%  13.17%  2.45% 14.33%
Lord Abbett Bond-Debenture Portfolio........................                                   6.32% 16.25%   6.28% -0.20%  7.70%
Lord Abbett Growth and Income Portfolio.....................  11.21%  15.00%  14.06%  -8.11% -19.26% 29.06%  10.97%  1.71% 15.52%
Lord Abbett Mid-Cap Value Portfolio.........................                  50.18%   6.43% -11.13% 22.90%  22.19%  6.61% 10.55%
Mutual Shares Securities Fund...............................  -1.68%  11.89%  11.57%   5.44% -13.13% 23.29%  10.95%  8.91% 16.61%
Neuberger Berman AMT Fasciano Portfolio.....................                                         23.20%  10.21%  1.37%  3.68%
Neuberger Berman AMT Guardian Portfolio.....................                                         29.44%  13.82%  6.54% 11.33%
Oppenheimer Capital Appreciation Fund/VA....................                                 -28.17% 28.74%   5.02%  3.31%  6.08%
Oppenheimer Global Securities Fund/VA.......................                         -13.49% -23.52% 40.73%  17.10% 12.37% 15.61%
Oppenheimer Main Street Small Cap Fund/VA...................                                 -17.18% 42.10%  17.40%  8.09% 12.95%
Phoenix Capital Growth Series...............................  28.09%  27.76% -19.01% -35.57% -25.93% 24.61%   3.40%  2.17%  1.68%
Phoenix Growth & Income Series..............................          15.27%  -8.00%  -9.55% -23.67% 25.57%   8.83%  3.24% 15.43%
Phoenix Mid-Cap Growth Series...............................          43.49%  12.06% -26.25% -33.51% 26.92%   5.13%  2.63%  2.57%
Phoenix Money Market Series.................................   3.53%   3.27%   4.46%   2.26%  -0.09% -0.81%  -0.71%  1.05%  2.85%
Phoenix Multi-Sector Fixed Income Series....................  -5.58%   3.89%   4.90%   4.50%   8.36% 12.87%   5.24%  0.27%  5.25%
Phoenix Multi-Sector Short Term Bond Series.................                                                  3.76% -0.15%  4.14%
Phoenix Strategic Allocation Series.........................  19.00%   9.61%  -0.91%   0.34% -12.90% 18.09%   5.86%  0.27% 11.00%
Phoenix-Aberdeen International Series.......................  26.04%  27.59% -17.07% -25.19% -16.08% 29.90%  18.98% 16.80% 25.47%
Phoenix-Alger Small-Cap Growth Series.......................                                         51.10%   0.60% 13.92% 17.67%
Phoenix-Duff & Phelps Real Estate Securities Series......... -22.38%   3.22%  28.86%   5.02%  10.41% 36.21%  32.68% 13.38% 35.02%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth..
Phoenix Dynamic Asset Allocation Series: Growth.............
Phoenix Dynamic Asset Allocation Series: Moderate...........
Phoenix Dynamic Asset Allocation Series: Moderate Growth....
Phoenix-Sanford Bernstein Mid-Cap Value Series..............         -11.63%  15.17%  21.14%  -9.92% 38.88%  18.61%  6.13% 13.19%
Phoenix-Sanford Bernstein Small Cap Value Series............                          14.02%  -9.90% 41.72%  20.84%  5.86% 15.00%
Phoenix-Van Kampen Comstock Series..........................          22.49%  30.23% -19.20% -23.10% 22.03%  11.23%  3.86% 19.09%
Phoenix-Van Kampen Equity 500 Index Series..................  29.73%  17.06% -12.79% -13.23% -24.83% 24.35%   8.20%  2.15% 12.50%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio........
PIMCO VIT Real Return Portfolio.............................
PIMCO VIT Total Return Portfolio............................
Rydex Variable Trust Inverse Government Long Bond Strategy
 Fund.......................................................                                                -12.00% -6.65%  6.49%
Rydex Variable Trust Nova Fund..............................  28.13%  21.43% -21.49% -24.73% -36.68% 37.12%  12.91%  2.42% 17.49%
Rydex Variable Trust Sector Rotation Fund...................                                         27.97%   9.06% 12.02%  9.72%
Sentinel Balanced Fund......................................                                                  5.84%  4.08%  9.83%
Sentinel Bond Fund..........................................                                                  3.19%  0.29%  2.16%
Sentinel Common Stock Fund..................................                          -9.48% -18.57% 29.48%   8.02%  6.05% 14.42%
Sentinel Mid Cap Growth Fund................................                         -25.40% -25.22% 39.74%  10.66%  2.23%  4.03%
Sentinel Small Company Fund.................................                           3.77% -15.21% 37.37%  14.18%  6.60% 14.45%
Summit S&P Midcap 400 Index Portfolio.......................                  14.17%  -2.65% -16.41% 32.74%  14.03% 10.28%  8.09%
Templeton Developing Markets Securities Fund................ -22.22%  51.03% -33.06%  -9.47%  -1.63% 50.72%  22.85% 25.54% 26.18%
Templeton Foreign Securities Fund...........................   7.42%  21.42%  -3.82% -17.26% -19.78% 30.25%  16.76%  8.53% 19.63%
Templeton Growth Securities Fund............................   7.09%  19.04%  -0.03%  -2.78% -19.71% 30.17%  14.29%  7.24% 19.99%
Van Kampen UIF Equity and Income Portfolio..................                                                  9.86%  5.78% 10.90%
Wanger International Select.................................                  -3.04% -27.72% -16.56% 39.14%  22.48% 14.69% 33.97%
Wanger International Small Cap..............................  14.61% 123.16% -28.93% -22.46% -15.12% 46.65%  28.33% 19.72% 35.11%
Wanger Select...............................................                   7.83%   7.45%  -9.00% 28.78%  17.53%  8.84% 17.91%
Wanger U.S. Smaller Companies...............................   7.08%  23.22%  -9.53%   9.71% -18.05% 41.09%  16.57%  9.60%  6.26%

Investment Option                                             2007
-----------------                                            ------
AIM V.I. Capital Appreciation Fund..........................  10.33%
AIM V.I. Core Equity Fund...................................   6.49%
AIM V.I. Mid Cap Core Equity................................   7.90%
Alger American Leveraged AllCap Portfolio...................  31.52%
AllianceBernstein Balanced Wealth Strategy..................   3.69%
AllianceBernstein Wealth Appreciation Strategy Portfolio....   3.27%
DWS Equity 500 Index VIP....................................   3.71%
DWS Small Cap Index VIP.....................................  -3.37%
Federated Fund For U.S. Government Securities II............   4.68%
Federated High Income Bond Fund II - Primary Shares.........   1.87%
Fidelity VIP Contrafund(R) Portfolio........................  15.74%
Fidelity VIP Growth Opportunities Portfolio.................  21.19%
Fidelity VIP Growth Portfolio...............................  24.96%
Fidelity VIP Investment Grade Bond Portfolio................   2.64%
Franklin Flex Cap Growth Securities Fund....................  12.61%
Franklin Income Securities Fund.............................   2.19%
Lazard Retirement Small-Cap Portfolio.......................  -8.60%
Lord Abbett Bond-Debenture Portfolio........................   4.59%
Lord Abbett Growth and Income Portfolio.....................   1.88%
Lord Abbett Mid-Cap Value Portfolio.........................  -0.93%
Mutual Shares Securities Fund...............................   1.92%
Neuberger Berman AMT Fasciano Portfolio.....................  -1.00%
Neuberger Berman AMT Guardian Portfolio.....................   5.53%
Oppenheimer Capital Appreciation Fund/VA....................  12.14%
Oppenheimer Global Securities Fund/VA.......................   4.48%
Oppenheimer Main Street Small Cap Fund/VA...................  -2.88%
Phoenix Capital Growth Series...............................   9.08%
Phoenix Growth & Income Series..............................   5.05%
Phoenix Mid-Cap Growth Series...............................  19.96%
Phoenix Money Market Series.................................   3.30%
Phoenix Multi-Sector Fixed Income Series....................   2.15%
Phoenix Multi-Sector Short Term Bond Series.................   2.42%
Phoenix Strategic Allocation Series.........................   4.39%
Phoenix-Aberdeen International Series.......................  13.21%
Phoenix-Alger Small-Cap Growth Series.......................  14.35%
Phoenix-Duff & Phelps Real Estate Securities Series......... -16.98%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth..   6.81%
Phoenix Dynamic Asset Allocation Series: Growth.............   6.70%
Phoenix Dynamic Asset Allocation Series: Moderate...........   6.35%
Phoenix Dynamic Asset Allocation Series: Moderate Growth....   6.87%
Phoenix-Sanford Bernstein Mid-Cap Value Series..............   0.46%
Phoenix-Sanford Bernstein Small Cap Value Series............  -3.58%
Phoenix-Van Kampen Comstock Series..........................  -3.69%
Phoenix-Van Kampen Equity 500 Index Series..................   3.29%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio........  21.29%
PIMCO VIT Real Return Portfolio.............................   8.86%
PIMCO VIT Total Return Portfolio............................   7.00%
Rydex Variable Trust Inverse Government Long Bond Strategy
 Fund.......................................................  -5.95%
Rydex Variable Trust Nova Fund..............................  -0.40%
Rydex Variable Trust Sector Rotation Fund...................  20.90%
Sentinel Balanced Fund......................................   8.02%
Sentinel Bond Fund..........................................   5.99%
Sentinel Common Stock Fund..................................  10.14%
Sentinel Mid Cap Growth Fund................................  22.02%
Sentinel Small Company Fund.................................   7.30%
Summit S&P Midcap 400 Index Portfolio.......................   5.78%
Templeton Developing Markets Securities Fund................  26.85%
Templeton Foreign Securities Fund...........................  13.72%
Templeton Growth Securities Fund............................   0.80%
Van Kampen UIF Equity and Income Portfolio..................   1.80%
Wanger International Select.................................  19.95%
Wanger International Small Cap..............................  14.56%
Wanger Select...............................................   7.75%
Wanger U.S. Smaller Companies...............................   3.80%

Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 3

Investment Option                                             1998    1999    2000    2001    2002    2003   2004    2005   2006
-----------------                                            ------  ------  ------  ------  ------  -----  ------  -----  -----
AIM V.I. Capital Appreciation Fund..........................  17.53%  42.46% -12.23% -24.43% -25.49% 27.59%   5.03%  7.21%  4.71%
AIM V.I. Core Equity Fund...................................  25.78%  32.25% -15.83% -23.99% -16.84% 22.57%   7.34%  3.75% 14.96%
AIM V.I. Mid Cap Core Equity................................                                 -12.43% 25.42%  12.12%  6.01%  9.58%
Alger American Leveraged AllCap Portfolio...................  55.48%  75.42% -25.96% -17.20% -34.90% 32.72%   6.57% 12.74% 17.48%
AllianceBernstein Balanced Wealth Strategy..................                                                         5.42% 12.07%
AllianceBernstein Wealth Appreciation Strategy Portfolio....                                                         9.28% 15.58%
DWS Equity 500 Index VIP....................................  26.80%  18.59% -10.58% -13.52% -23.48% 26.25%   8.94%  3.12% 13.80%
DWS Small Cap Index VIP.....................................  -3.64%  18.38%  -5.30%   0.54% -21.77% 44.25%  16.00%  2.71% 15.75%
Federated Fund For U.S. Government Securities II............   6.05%  -2.07%   9.34%   5.43%   7.42%  0.84%   2.06%  0.51%  2.58%
Federated High Income Bond Fund II - Primary Shares.........   1.17%   0.79% -10.38%  -0.15%  -0.12% 20.40%   8.81%  1.13%  9.15%
Fidelity VIP Contrafund(R) Portfolio........................  28.00%  22.30%  -8.10% -13.68% -10.78% 26.44%  13.62% 15.11%  9.92%
Fidelity VIP Growth Opportunities Portfolio.................  22.65%   2.63% -18.42% -15.73% -23.08% 27.73%   5.46%  7.24%  3.73%
Fidelity VIP Growth Portfolio...............................  37.30%  35.24% -12.39% -18.96% -31.24% 30.81%   1.72%  4.10%  5.14%
Fidelity VIP Investment Grade Bond Portfolio................                           6.68%   8.56%  3.50%   2.76%  0.56%  2.75%
Franklin Flex Cap Growth Securities Fund....................                                                                3.64%
Franklin Income Securities Fund.............................                  17.66%  -0.75%  -2.09% 29.76%  12.16%  0.10% 16.48%
Lazard Retirement Small-Cap Portfolio.......................  -4.66%   3.56%  19.25%  16.85% -18.90% 35.18%  13.17%  2.45% 14.33%
Lord Abbett Bond-Debenture Portfolio........................                                   6.32% 16.25%   6.28% -0.20%  7.70%
Lord Abbett Growth and Income Portfolio.....................  11.21%  15.00%  14.06%  -8.11% -19.26% 29.06%  10.97%  1.71% 15.52%
Lord Abbett Mid-Cap Value Portfolio.........................                  50.18%   6.43% -11.13% 22.90%  22.19%  6.61% 10.55%
Mutual Shares Securities Fund...............................  -1.68%  11.89%  11.57%   5.44% -13.13% 23.29%  10.95%  8.91% 16.61%
Neuberger Berman AMT Fasciano Portfolio.....................                                         23.20%  10.21%  1.37%  3.68%
Neuberger Berman AMT Guardian Portfolio.....................                                         29.44%  13.82%  6.54% 11.33%
Oppenheimer Capital Appreciation Fund/VA....................                                 -28.17% 28.74%   5.02%  3.31%  6.08%
Oppenheimer Global Securities Fund/VA.......................                         -13.49% -23.52% 40.73%  17.10% 12.37% 15.61%
Oppenheimer Main Street Small Cap Fund/VA...................                                 -17.18% 42.10%  17.40%  8.09% 12.95%
Phoenix Capital Growth Series...............................  28.09%  27.76% -19.01% -35.57% -25.93% 24.61%   3.40%  2.17%  1.68%
Phoenix Growth & Income Series..............................          15.27%  -8.00%  -9.55% -23.67% 25.57%   8.83%  3.24% 15.43%
Phoenix Mid-Cap Growth Series...............................          43.49%  12.06% -26.25% -33.51% 26.92%   5.13%  2.63%  2.57%
Phoenix Money Market Series.................................   3.53%   3.27%   4.46%   2.26%  -0.09% -0.81%  -0.71%  1.05%  2.85%
Phoenix Multi-Sector Fixed Income Series....................  -5.58%   3.89%   4.90%   4.50%   8.36% 12.87%   5.24%  0.27%  5.25%
Phoenix Multi-Sector Short Term Bond Series.................                                                  3.76% -0.15%  4.14%
Phoenix Strategic Allocation Series.........................  19.00%   9.61%  -0.91%   0.34% -12.90% 18.09%   5.86%  0.27% 11.00%
Phoenix-Aberdeen International Series.......................  26.04%  27.59% -17.07% -25.19% -16.08% 29.90%  18.98% 16.80% 25.47%
Phoenix-Alger Small-Cap Growth Series.......................                                         51.10%   0.60% 13.92% 17.67%
Phoenix-Duff & Phelps Real Estate Securities Series......... -22.38%   3.22%  28.86%   5.02%  10.41% 36.21%  32.68% 13.38% 35.02%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth..
Phoenix Dynamic Asset Allocation Series: Growth.............
Phoenix Dynamic Asset Allocation Series: Moderate...........
Phoenix Dynamic Asset Allocation Series: Moderate Growth....
Phoenix-Sanford Bernstein Mid-Cap Value Series..............         -11.63%  15.17%  21.14%  -9.92% 38.88%  18.61%  6.13% 13.19%
Phoenix-Sanford Bernstein Small Cap Value Series............                          14.02%  -9.90% 41.72%  20.84%  5.86% 15.00%
Phoenix-Van Kampen Comstock Series..........................          22.49%  30.23% -19.20% -23.10% 22.03%  11.23%  3.86% 19.09%
Phoenix-Van Kampen Equity 500 Index Series..................  29.73%  17.06% -12.79% -13.23% -24.83% 24.35%   8.20%  2.15% 12.50%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio........
PIMCO VIT Real Return Portfolio.............................
PIMCO VIT Total Return Portfolio............................
Rydex Variable Trust Inverse Government Long Bond Strategy
 Fund.......................................................                                                -12.00% -6.65%  6.49%
Rydex Variable Trust Nova Fund..............................  28.13%  21.43% -21.49% -24.73% -36.68% 37.12%  12.91%  2.42% 17.49%
Rydex Variable Trust Sector Rotation Fund...................                                         27.97%   9.06% 12.02%  9.72%
Sentinel Balanced Fund......................................                                                  5.84%  4.08%  9.83%
Sentinel Bond Fund..........................................                                                  3.19%  0.29%  2.16%
Sentinel Common Stock Fund..................................                          -9.48% -18.57% 29.48%   8.02%  6.05% 14.42%
Sentinel Mid Cap Growth Fund................................                         -25.40% -25.22% 39.74%  10.66%  2.23%  4.03%
Sentinel Small Company Fund.................................                           3.77% -15.21% 37.37%  14.18%  6.60% 14.45%
Summit S&P Midcap 400 Index Portfolio.......................                  14.17%  -2.65% -16.41% 32.74%  14.03% 10.28%  8.09%
Templeton Developing Markets Securities Fund................ -22.22%  51.03% -33.06%  -9.47%  -1.63% 50.72%  22.85% 25.54% 26.18%
Templeton Foreign Securities Fund...........................   7.42%  21.42%  -3.82% -17.26% -19.78% 30.25%  16.76%  8.53% 19.63%
Templeton Growth Securities Fund............................   7.09%  19.04%  -0.03%  -2.78% -19.71% 30.17%  14.29%  7.24% 19.99%
Van Kampen UIF Equity and Income Portfolio..................                                                  9.86%  5.78% 10.90%
Wanger International Select.................................                  -3.04% -27.72% -16.56% 39.14%  22.48% 14.69% 33.97%
Wanger International Small Cap..............................  14.61% 123.16% -28.93% -22.46% -15.12% 46.65%  28.33% 19.72% 35.11%
Wanger Select...............................................                   7.83%   7.45%  -9.00% 28.78%  17.53%  8.84% 17.91%
Wanger U.S. Smaller Companies...............................   7.08%  23.22%  -9.53%   9.71% -18.05% 41.09%  16.57%  9.60%  6.26%

Investment Option                                             2007
-----------------                                            ------
AIM V.I. Capital Appreciation Fund..........................  10.33%
AIM V.I. Core Equity Fund...................................   6.49%
AIM V.I. Mid Cap Core Equity................................   7.90%
Alger American Leveraged AllCap Portfolio...................  31.52%
AllianceBernstein Balanced Wealth Strategy..................   3.69%
AllianceBernstein Wealth Appreciation Strategy Portfolio....   3.27%
DWS Equity 500 Index VIP....................................   3.71%
DWS Small Cap Index VIP.....................................  -3.37%
Federated Fund For U.S. Government Securities II............   4.68%
Federated High Income Bond Fund II - Primary Shares.........   1.87%
Fidelity VIP Contrafund(R) Portfolio........................  15.74%
Fidelity VIP Growth Opportunities Portfolio.................  21.19%
Fidelity VIP Growth Portfolio...............................  24.96%
Fidelity VIP Investment Grade Bond Portfolio................   2.64%
Franklin Flex Cap Growth Securities Fund....................  12.61%
Franklin Income Securities Fund.............................   2.19%
Lazard Retirement Small-Cap Portfolio.......................  -8.60%
Lord Abbett Bond-Debenture Portfolio........................   4.59%
Lord Abbett Growth and Income Portfolio.....................   1.88%
Lord Abbett Mid-Cap Value Portfolio.........................  -0.93%
Mutual Shares Securities Fund...............................   1.92%
Neuberger Berman AMT Fasciano Portfolio.....................  -1.00%
Neuberger Berman AMT Guardian Portfolio.....................   5.53%
Oppenheimer Capital Appreciation Fund/VA....................  12.14%
Oppenheimer Global Securities Fund/VA.......................   4.48%
Oppenheimer Main Street Small Cap Fund/VA...................  -2.88%
Phoenix Capital Growth Series...............................   9.08%
Phoenix Growth & Income Series..............................   5.05%
Phoenix Mid-Cap Growth Series...............................  19.96%
Phoenix Money Market Series.................................   3.30%
Phoenix Multi-Sector Fixed Income Series....................   2.15%
Phoenix Multi-Sector Short Term Bond Series.................   2.42%
Phoenix Strategic Allocation Series.........................   4.39%
Phoenix-Aberdeen International Series.......................  13.21%
Phoenix-Alger Small-Cap Growth Series.......................  14.35%
Phoenix-Duff & Phelps Real Estate Securities Series......... -16.98%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth..   6.81%
Phoenix Dynamic Asset Allocation Series: Growth.............   6.70%
Phoenix Dynamic Asset Allocation Series: Moderate...........   6.35%
Phoenix Dynamic Asset Allocation Series: Moderate Growth....   6.87%
Phoenix-Sanford Bernstein Mid-Cap Value Series..............   0.46%
Phoenix-Sanford Bernstein Small Cap Value Series............  -3.58%
Phoenix-Van Kampen Comstock Series..........................  -3.69%
Phoenix-Van Kampen Equity 500 Index Series..................   3.29%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio........  21.29%
PIMCO VIT Real Return Portfolio.............................   8.86%
PIMCO VIT Total Return Portfolio............................   7.00%
Rydex Variable Trust Inverse Government Long Bond Strategy
 Fund.......................................................  -5.95%
Rydex Variable Trust Nova Fund..............................  -0.40%
Rydex Variable Trust Sector Rotation Fund...................  20.90%
Sentinel Balanced Fund......................................   8.02%
Sentinel Bond Fund..........................................   5.99%
Sentinel Common Stock Fund..................................  10.14%
Sentinel Mid Cap Growth Fund................................  22.02%
Sentinel Small Company Fund.................................   7.30%
Summit S&P Midcap 400 Index Portfolio.......................   5.78%
Templeton Developing Markets Securities Fund................  26.85%
Templeton Foreign Securities Fund...........................  13.72%
Templeton Growth Securities Fund............................   0.80%
Van Kampen UIF Equity and Income Portfolio..................   1.80%
Wanger International Select.................................  19.95%
Wanger International Small Cap..............................  14.56%
Wanger Select...............................................   7.75%
Wanger U.S. Smaller Companies...............................   3.80%

Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

Non-Standardized Annual Total Return for Contracts with Death Benefit Option 4

Investment Option                                             1998    1999    2000    2001    2002    2003   2004    2005   2006
-----------------                                            ------  ------  ------  ------  ------  -----  ------  -----  -----
AIM V.I. Capital Appreciation Fund..........................  17.23%  42.11% -12.45% -24.62% -25.68% 27.27%   4.77%  6.95%  4.45%
AIM V.I. Core Equity Fund...................................  25.47%  31.92% -16.04% -24.18% -17.05% 22.26%   7.07%  3.49% 14.67%
AIM V.I. Mid Cap Core Equity................................                                 -12.64% 25.11%  11.84%  5.75%  9.30%
Alger American Leveraged AllCap Portfolio...................  55.10%  74.98% -26.15% -17.41% -35.06% 32.39%   6.31% 12.46% 17.19%
AllianceBernstein Balanced Wealth Strategy..................                                                         5.16% 11.79%
AllianceBernstein Wealth Appreciation Strategy Portfolio....                                                         9.01% 15.29%
DWS Equity 500 Index VIP....................................  26.48%  18.30% -10.81% -13.73% -23.67% 25.93%   8.67%  2.86% 13.51%
DWS Small Cap Index VIP.....................................  -3.88%  18.08%  -5.54%   0.29% -21.96% 43.89%  15.71%  2.46% 15.46%
Federated Fund For U.S. Government Securities II............   5.79%  -2.32%   9.07%   5.16%   7.15%  0.59%   1.81%  0.26%  2.32%
Federated High Income Bond Fund II - Primary Shares.........   0.92%   0.54% -10.60%  -0.40%  -0.37% 20.10%   8.54%  0.87%  8.87%
Fidelity VIP Contrafund(R) Portfolio........................  27.69%  21.99%  -8.33% -13.90% -11.00% 26.13%  13.33% 14.82%  9.64%
Fidelity VIP Growth Opportunities Portfolio.................  22.35%   2.38% -18.62% -15.94% -23.28% 27.41%   5.20%  6.97%  3.46%
Fidelity VIP Growth Portfolio...............................  36.96%  34.91% -12.61% -19.17% -31.41% 30.48%   1.47%  3.84%  4.87%
Fidelity VIP Investment Grade Bond Portfolio................                           6.41%   8.29%  3.24%   2.50%  0.31%  2.50%
Franklin Flex Cap Growth Securities Fund....................                                                                3.38%
Franklin Income Securities Fund.............................                  17.37%  -1.00%  -2.33% 29.43%  11.88% -0.15% 16.19%
Lazard Retirement Small-Cap Portfolio.......................  -4.90%   3.30%  18.96%  16.56% -19.11% 34.84%  12.89%  2.19% 14.05%
Lord Abbett Bond-Debenture Portfolio........................                                   6.05% 15.96%   6.01% -0.45%  7.42%
Lord Abbett Growth and Income Portfolio.....................  10.93%  14.71%  13.78%  -8.35% -19.46% 28.74%  10.69%  1.45% 15.23%
Lord Abbett Mid-Cap Value Portfolio.........................                  49.81%   6.17% -11.35% 22.59%  21.89%  6.34% 10.27%
Mutual Shares Securities Fund...............................  -1.92%  11.61%  11.29%   5.17% -13.35% 22.98%  10.67%  8.63% 16.32%
Neuberger Berman AMT Fasciano Portfolio.....................                                         22.90%   9.93%  1.12%  3.42%
Neuberger Berman AMT Guardian Portfolio.....................                                         29.11%  13.54%  6.28% 11.05%
Oppenheimer Capital Appreciation Fund/VA....................                                 -28.35% 28.42%   4.76%  3.05%  5.81%
Oppenheimer Global Securities Fund/VA.......................                         -13.71% -23.71% 40.39%  16.81% 12.09% 15.32%
Oppenheimer Main Street Small Cap Fund/VA...................                                 -17.39% 41.74%  17.11%  7.82% 12.66%
Phoenix Capital Growth Series...............................  27.77%  27.44% -19.21% -35.73% -26.12% 24.30%   3.15%  1.91%  1.42%
Phoenix Growth & Income Series..............................          14.99%  -8.23%  -9.78% -23.86% 25.25%   8.55%  2.98% 15.14%
Phoenix Mid-Cap Growth Series...............................          43.13%  11.78% -26.44% -33.67% 26.60%   4.87%  2.37%  2.31%
Phoenix Money Market Series.................................   3.28%   3.01%   4.20%   2.00%  -0.34% -1.06%  -0.96%  0.80%  2.59%
Phoenix Multi-Sector Fixed Income Series....................  -5.81%   3.63%   4.64%   4.23%   8.09% 12.59%   4.98%  0.02%  4.98%
Phoenix Multi-Sector Short Term Bond Series.................                                                  3.50% -0.40%  3.87%
Phoenix Strategic Allocation Series.........................  18.70%   9.34%  -1.16%   0.09% -13.12% 17.79%   5.59%  0.02% 10.72%
Phoenix-Aberdeen International Series.......................  25.72%  27.27% -17.27% -25.38% -16.29% 29.58%  18.68% 16.51% 25.16%
Phoenix-Alger Small-Cap Growth Series.......................                                         50.73%   0.35% 13.64% 17.37%
Phoenix-Duff & Phelps Real Estate Securities Series......... -22.58%   2.97%  28.53%   4.76%  10.13% 35.87%  32.35% 13.10% 34.68%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth..
Phoenix Dynamic Asset Allocation Series: Growth.............
Phoenix Dynamic Asset Allocation Series: Moderate...........
Phoenix Dynamic Asset Allocation Series: Moderate Growth....
Phoenix-Sanford Bernstein Mid-Cap Value Series..............         -11.85%  14.88%  20.84% -10.14% 38.53%  18.31%  5.86% 12.91%
Phoenix-Sanford Bernstein Small Cap Value Series............                          13.74% -10.13% 41.37%  20.54%  5.59% 14.71%
Phoenix-Van Kampen Comstock Series..........................          22.18%  29.91% -19.40% -23.29% 21.73%  10.95%  3.60% 18.79%
Phoenix-Van Kampen Equity 500 Index Series..................  29.40%  16.77% -13.01% -13.45% -25.01% 24.04%   7.93%  1.89% 12.22%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio........
PIMCO VIT Real Return Portfolio.............................
PIMCO VIT Total Return Portfolio............................
Rydex Variable Trust Inverse Government Long Bond Strategy
 Fund.......................................................                                                -12.22% -6.89%  6.22%
Rydex Variable Trust Nova Fund..............................  27.81%  21.13% -21.68% -24.91% -36.84% 36.78%  12.63%  2.16% 17.20%
Rydex Variable Trust Sector Rotation Fund...................                                         27.65%   8.79% 11.74%  9.44%
Sentinel Balanced Fund......................................                                                  5.57%  3.82%  9.56%
Sentinel Bond Fund..........................................                                                  2.93%  0.04%  1.90%
Sentinel Common Stock Fund..................................                          -9.70% -18.77% 29.15%   7.75%  5.78% 14.13%
Sentinel Mid Cap Growth Fund................................                         -25.59% -25.41% 39.40%  10.38%  1.97%  3.78%
Sentinel Small Company Fund.................................                           3.51% -15.42% 37.03%  13.90%  6.34% 14.16%
Summit S&P Midcap 400 Index Portfolio.......................                  13.88%  -2.90% -16.62% 32.41%  13.75% 10.01%  7.82%
Templeton Developing Markets Securities Fund................ -22.42%  50.65% -33.23%  -9.69%  -1.88% 50.34%  22.54% 25.22% 25.86%
Templeton Foreign Securities Fund...........................   7.15%  21.11%  -4.06% -17.47% -19.98% 29.92%  16.47%  8.26% 19.33%
Templeton Growth Securities Fund............................   6.82%  18.74%  -0.28%  -3.03% -19.91% 29.85%  14.01%  6.97% 19.69%
Van Kampen UIF Equity and Income Portfolio..................                                                  9.58%  5.52% 10.62%
Wanger International Select.................................                  -3.28% -27.91% -16.77% 38.79%  22.18% 14.41% 33.63%
Wanger International Small Cap..............................  14.32% 122.60% -29.11% -22.65% -15.33% 46.29%  28.01% 19.42% 34.77%
Wanger Select...............................................                   7.56%   7.18%  -9.23% 28.46%  17.23%  8.57% 17.62%
Wanger U.S. Smaller Companies...............................   6.81%  22.91%  -9.76%   9.44% -18.26% 40.74%  16.28%  9.32%  5.99%

Investment Option                                             2007
-----------------                                            ------
AIM V.I. Capital Appreciation Fund..........................  10.05%
AIM V.I. Core Equity Fund...................................   6.22%
AIM V.I. Mid Cap Core Equity................................   7.62%
Alger American Leveraged AllCap Portfolio...................  31.19%
AllianceBernstein Balanced Wealth Strategy..................   3.43%
AllianceBernstein Wealth Appreciation Strategy Portfolio....   3.01%
DWS Equity 500 Index VIP....................................   3.45%
DWS Small Cap Index VIP.....................................  -3.61%
Federated Fund For U.S. Government Securities II............   4.42%
Federated High Income Bond Fund II - Primary Shares.........   1.61%
Fidelity VIP Contrafund(R) Portfolio........................  15.44%
Fidelity VIP Growth Opportunities Portfolio.................  20.88%
Fidelity VIP Growth Portfolio...............................  24.64%
Fidelity VIP Investment Grade Bond Portfolio................   2.38%
Franklin Flex Cap Growth Securities Fund....................  12.33%
Franklin Income Securities Fund.............................   1.93%
Lazard Retirement Small-Cap Portfolio.......................  -8.83%
Lord Abbett Bond-Debenture Portfolio........................   4.32%
Lord Abbett Growth and Income Portfolio.....................   1.62%
Lord Abbett Mid-Cap Value Portfolio.........................  -1.19%
Mutual Shares Securities Fund...............................   1.66%
Neuberger Berman AMT Fasciano Portfolio.....................  -1.25%
Neuberger Berman AMT Guardian Portfolio.....................   5.26%
Oppenheimer Capital Appreciation Fund/VA....................  11.86%
Oppenheimer Global Securities Fund/VA.......................   4.22%
Oppenheimer Main Street Small Cap Fund/VA...................  -3.13%
Phoenix Capital Growth Series...............................   8.80%
Phoenix Growth & Income Series..............................   4.78%
Phoenix Mid-Cap Growth Series...............................  19.66%
Phoenix Money Market Series.................................   3.04%
Phoenix Multi-Sector Fixed Income Series....................   1.89%
Phoenix Multi-Sector Short Term Bond Series.................   2.16%
Phoenix Strategic Allocation Series.........................   4.12%
Phoenix-Aberdeen International Series.......................  12.92%
Phoenix-Alger Small-Cap Growth Series.......................  14.05%
Phoenix-Duff & Phelps Real Estate Securities Series......... -17.19%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth..   6.54%
Phoenix Dynamic Asset Allocation Series: Growth.............   6.43%
Phoenix Dynamic Asset Allocation Series: Moderate...........   6.08%
Phoenix Dynamic Asset Allocation Series: Moderate Growth....   6.59%
Phoenix-Sanford Bernstein Mid-Cap Value Series..............   0.21%
Phoenix-Sanford Bernstein Small Cap Value Series............  -3.82%
Phoenix-Van Kampen Comstock Series..........................  -3.94%
Phoenix-Van Kampen Equity 500 Index Series..................   3.03%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio........  20.98%
PIMCO VIT Real Return Portfolio.............................   8.59%
PIMCO VIT Total Return Portfolio............................   6.72%
Rydex Variable Trust Inverse Government Long Bond Strategy
 Fund.......................................................  -6.19%
Rydex Variable Trust Nova Fund..............................  -0.65%
Rydex Variable Trust Sector Rotation Fund...................  20.59%
Sentinel Balanced Fund......................................   7.75%
Sentinel Bond Fund..........................................   5.72%
Sentinel Common Stock Fund..................................   9.86%
Sentinel Mid Cap Growth Fund................................  21.71%
Sentinel Small Company Fund.................................   7.03%
Summit S&P Midcap 400 Index Portfolio.......................   5.51%
Templeton Developing Markets Securities Fund................  26.52%
Templeton Foreign Securities Fund...........................  13.43%
Templeton Growth Securities Fund............................   0.55%
Van Kampen UIF Equity and Income Portfolio..................   1.54%
Wanger International Select.................................  19.64%
Wanger International Small Cap..............................  14.27%
Wanger Select...............................................   7.47%
Wanger U.S. Smaller Companies...............................   3.54%

Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                        Calculation of Yield and Return
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk fee equal to one of the following: 1.075% (7-Years), 1.375% (5-Years) or 1.525% (3-Years) on an annual basis and a daily administrative fee equal to 0.125% on an annual basis.

The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

The following examples of a return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2007:

           Death Benefit Option 1 Contracts
           Value of hypothetical pre-existing account with
             exactly one Unit at the beginning of the
             period:....................................... $1.000000
           Value of the same account (excluding capital
             changes) at the end of the 7-day period:......  1.000550
           Calculation:
           Ending account value............................  1.000550
           Less beginning account value....................  1.000000
           Net change in account value.....................  0.000550
           Base period return:
             (net change/beginning account value)..........  0.000550
           Current yield = return x (365/7) =..............     2.87%
           Effective yield = [(1 + return)/365/7/] - 1 =...     2.91%

           Death Benefit Option 2 Contracts
           Value of hypothetical pre-existing account with
             exactly one unit at the beginning of the
             period:....................................... $1.000000
           Value of the same account (excluding capital
             changes) at the end of the 7-day period:......  1.000501
           Calculation:
           Ending account value............................  1.000501
           Less beginning account value....................  1.000000
           Net change in account value.....................  0.000501
           Base period return:
             (net change/beginning account value)..........  0.000501
           Current yield = return x (365/7) =..............     2.61%
           Effective yield = [(1 + return)/365/7/] - 1 =...     2.65%

           Death Benefit Option 3 Contracts
           Value of hypothetical pre-existing account with
             exactly one unit at the beginning of the
             period:....................................... $1.000000
           Value of the same account (excluding capital
             changes) at the end of the 7-day period:......  1.000501
           Calculation:
           Ending account value............................  1.000501
           Less beginning account value....................  1.000000
           Net change in account value.....................  0.000501
           Base period return:
             (net change/beginning account value)..........  0.000501
           Current yield = return x (365/7) =..............     2.61%
           Effective yield = [(1 + return)/365/7/] - 1 =...     2.65%

           Death Benefit Option 4 Contracts
           Value of hypothetical pre-existing account with
             exactly one unit at the beginning of the
             period:....................................... $1.000000
           Value of the same account (excluding capital
             changes) at the end of the 7-day period:......  1.000452
           Calculation:
           Ending account value............................  1.000452
           Less beginning account value....................  1.000000
           Net change in account value.....................  0.000452
           Base period return:
             (net change/beginning account value)..........  0.000452
           Current yield = return x (365/7) =..............     2.36%
           Effective yield = [(1 + return)/365/7/] - 1 =...     2.38%

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

       (1)We assume a hypothetical $1,000 initial purchase payment in the investment option;

       (2)We determine the value the hypothetical initial purchase payment would have were it redeemed at the end of each period. All recurring fees and any applicable withdrawal charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

       (3)We divide this value by the initial $1,000 purchase payment, resulting in ratio of the ending redeemable value to the initial value for that period;

       (4)To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., one, five and 10), and subtract one.

       (5)The formula in mathematical terms is:

R = ((ERV / II)/(1/n)/) - 1

Where:

        II   =   a hypothetical initial payment of $1,000
        R    =   average annual total return for the period
        n    =   number of years in the period
        ERV  =   ending redeemable value of the hypothetical $1,000 for
                 the period [see (2) and (3) above]

We normally calculate total return for one-year, five-year and ten-year periods for each investment option. If a investment option has not been available for at least ten years, we will provide total returns for other relevant periods.

Performance Information
Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

   The Dow Jones Industrial Average/SM/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   The Standard & Poor's 500 Index(R) ("S&P 500")

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   The New York Times
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

   The Dow Jones Industrial Average/SM/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   The S&P 500

The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM/.

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM/) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

                        Calculation of Annuity Payments
--------------------------------------------------------------------------------

See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain

(Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

For certain contracts, including those issued on and after May 1, 2008, under Annuity Payment Options A, B, D, E and F, the applicable annuity payment option rate used to determine the payment amount will not be less than the rate based on the 2000 Individual Annuity Mortality Table with a 10-year age setback and an interest rate of 2.5%. Under Annuity Payment Options G and H the guaranteed interest rate is 1.5%.

Please see your contract for the Annuity Mortality Tables that would apply to fixed annuity payments under your contract.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments
Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.

Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

                                    Experts
--------------------------------------------------------------------------------

The financial statements of PHL Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Michele Drummey, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws in connection with the contracts described in this prospectus.

[LOGO]

--------------------------------------------------------------------------------

                                                                  ANNUAL REPORT

                                                                   PHL VARIABLE

                                                           ACCUMULATION ACCOUNT


                                                              December 31, 2007

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                             AIM V.I. Capital                         AIM V.I. Mid Cap    Alger American
                                            Appreciation Fund - AIM V.I. Core Equity Core Equity Fund -  Leveraged AllCap
                                                  Class I          Fund - Class I         Class I       Portfolio - Class O
                                            ------------------- -------------------- ------------------ -------------------
Assets:
 Investments at fair value.................     $66,229,685         $14,048,369          $6,852,642         $16,675,921
                                                -----------         -----------          ----------         -----------
 Total Assets..............................     $66,229,685         $14,048,369          $6,852,642         $16,675,921
Liabilities:
Payable to PHL Variable Insurance
  Company..................................     $       107         $        --          $       --         $        --
                                                -----------         -----------          ----------         -----------
   Total Net Assets........................     $66,229,578         $14,048,369          $6,852,642         $16,675,921
                                                ===========         ===========          ==========         ===========
Net Assets:
 Accumulation Units........................     $66,131,035         $14,023,143          $6,716,960         $16,535,037
 Contracts in payout
   (annuitization period)..................     $    98,543         $    25,226          $  135,682         $   140,884
                                                -----------         -----------          ----------         -----------
   Total Net Assets........................     $66,229,578         $14,048,369          $6,852,642         $16,675,921
                                                ===========         ===========          ==========         ===========
   Units Outstanding.......................      26,873,786          12,121,548           5,350,235           7,444,031
                                                ===========         ===========          ==========         ===========
 Investment shares held....................       2,255,010             482,597             470,325             301,061
 Investments at cost.......................     $49,596,905         $12,152,064          $6,325,978         $ 7,887,854
   Unit Value
     Asset Manager Option 1................     $        --         $        --          $     1.31         $        --
     Asset Manager Option 2................     $        --         $        --          $       --         $        --
     Freedom Edge(R).......................     $      1.44         $      1.15          $       --         $        --
     Phoenix Dimensions(R) Option 1........     $      1.28         $      1.16          $       --         $        --
     Phoenix Dimensions(R) Option 2........     $      1.27         $        --          $       --         $        --
     Phoenix Dimensions(R) Option 3........     $        --         $        --          $       --         $        --
     Phoenix Dimensions(R) Option 4........     $      1.26         $        --          $       --         $        --
     Phoenix Income Choice(R)..............     $      2.32         $      1.16          $     1.28         $      3.05
     Phoenix Investor's Edge(R) Option 1...     $      2.52         $      1.15          $     1.27         $      3.26
     Phoenix Investor's Edge(R) Option 2...     $      2.49         $      1.15          $     1.26         $      3.23
     Phoenix Investor's Edge(R) Option 3...     $      2.47         $      1.15          $     1.26         $      3.20
     Phoenix Investor's Edge(R) Option 4...     $      2.49         $      1.15          $     1.26         $        --
     Phoenix Premium Edge(R)...............     $      2.15         $      1.15          $     1.27         $      2.01
     Phoenix Spectrum Edge+ Option 1.......     $        --         $        --          $       --         $        --
     Phoenix Spectrum Edge+ Option 2.......     $      1.01         $        --          $       --         $        --
     Phoenix Spectrum Edge(R) Option 1.....     $      2.60         $      1.16          $     1.29         $      3.37
     Phoenix Spectrum Edge(R) Option 2.....     $      2.58         $      1.16          $     1.28         $      3.34
     Phoenix Spectrum Edge(R) Option 3.....     $      2.56         $      1.16          $     1.28         $      3.31
     Phoenix Spectrum Edge(R) Option 4.....     $      2.57         $      1.16          $       --         $        --
     Retirement Planner's Edge.............     $      2.30         $      1.16          $     1.28         $      1.99
     The Big Edge Choice(R)................     $      2.32         $      1.16          $     1.28         $      2.04
     The Phoenix Edge(R)--VA
       Option 1............................     $      2.28         $      1.17          $     1.30         $      2.13
     The Phoenix Edge(R)--VA
       Option 2............................     $      2.22         $      1.16          $     1.28         $      2.06
     The Phoenix Edge(R)--VA
       Option 3............................     $      2.31         $      1.16          $     1.28         $      2.05

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                Federated High    Fidelity VIP
                                             DWS Equity 500  Federated Fund for  Income Bond      Contrafund(R)
                                            Index Fund VIP -  U.S. Government     Fund II -    Portfolio - Service
                                                Class A        Securities II    Primary Shares        Class
                                            ---------------- ------------------ -------------- -------------------
Assets:
 Investments at fair value.................   $82,484,487       $220,849,610     $21,296,119      $113,863,187
                                              -----------       ------------     -----------      ------------
 Total Assets..............................   $82,484,487       $220,849,610     $21,296,119      $113,863,187
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................   $       351       $        512     $         1      $          2
                                              -----------       ------------     -----------      ------------
   Total Net Assets........................   $82,484,136       $220,849,098     $21,296,118      $113,863,185
                                              ===========       ============     ===========      ============
Net Assets:
 Accumulation Units........................   $80,779,522       $220,317,866     $21,235,669      $113,583,031
 Contracts in payout (annuitization period)   $ 1,704,614       $    531,232     $    60,449      $    280,154
                                              -----------       ------------     -----------      ------------
   Total Net Assets........................   $82,484,136       $220,849,098     $21,296,118      $113,863,185
                                              ===========       ============     ===========      ============
   Units Outstanding.......................    32,498,141         92,674,479       7,856,593        35,709,911
                                              ===========       ============     ===========      ============
 Investment shares held....................     5,311,300         19,154,343       2,843,274         4,095,799
 Investments at cost.......................   $65,535,647       $217,786,202     $21,919,836      $103,931,517
   Unit Value
     Asset Manager Option 1................   $        --       $       2.39     $        --      $         --
     Asset Manager Option 2................   $        --       $         --     $      3.23      $         --
     Freedom Edge(R).......................   $      1.47       $       1.11     $      1.30      $       1.87
     Phoenix Dimensions(R) Option 1........   $      1.24       $       1.08     $      1.15      $       1.44
     Phoenix Dimensions(R) Option 2........   $      1.23       $       1.07     $      1.14      $       1.43
     Phoenix Dimensions(R) Option 3........   $        --       $         --     $        --      $         --
     Phoenix Dimensions(R) Option 4........   $      1.22       $       1.06     $        --      $         --
     Phoenix Income Choice(R)..............   $      2.77       $       2.49     $      2.95      $       3.68
     Phoenix Income Choice(R) with GPAF....   $      1.28       $         --     $        --      $         --
     Phoenix Investor's Edge(R) Option 1...   $      2.58       $       2.34     $      2.90      $       3.81
     Phoenix Investor's Edge(R) Option 2...   $      2.55       $       2.32     $      2.87      $       3.78
     Phoenix Investor's Edge(R) Option 3...   $      2.53       $       2.30     $      2.85      $       3.74
     Phoenix Investor's Edge(R) Option 4...   $      2.55       $       2.31     $      2.86      $       3.77
     Phoenix Premium Edge(R)...............   $      2.71       $       2.63     $      2.65      $       3.00
     Phoenix Spectrum Edge+ Option 1.......   $        --       $       1.04     $      0.98      $       1.08
     Phoenix Spectrum Edge+ Option 2.......   $      0.97       $       1.04     $        --      $       1.08
     Phoenix Spectrum Edge(R) Option 1.....   $      2.67       $       2.42     $      3.00      $       3.95
     Phoenix Spectrum Edge(R) Option 2.....   $      2.64       $       2.40     $      2.97      $       3.91
     Phoenix Spectrum Edge(R) Option 3.....   $      2.62       $       2.38     $      2.94      $       3.87
     Phoenix Spectrum Edge(R) Option 4.....   $      2.63       $       2.39     $      2.96      $       3.90
     Retirement Planner's Edge.............   $      2.74       $       2.74     $      2.68      $       3.08
     The Big Edge Choice(R)................   $      2.74       $       2.76     $      2.62      $       3.05
     The Phoenix Edge(R)--VA Option 1......   $      2.83       $       2.92     $      2.82      $       3.19
     The Phoenix Edge(R)--VA Option 2......   $      2.77       $       2.79     $      2.75      $       3.08
     The Phoenix Edge(R)--VA Option 3......   $      2.75       $       2.80     $      2.76      $       3.05

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Fidelity VIP                     Fidelity VIP
                                               Growth                         Investment
                                            Opportunities    Fidelity VIP     Grade Bond    Franklin Income
                                             Portfolio -  Growth Portfolio -  Portfolio -  Securities Fund -
                                            Service Class   Service Class    Service Class      Class 2
                                            ------------- ------------------ ------------- -----------------
Assets:
 Investments at fair value................. $101,935,330     $41,309,150      $26,890,605     $49,235,101
                                            ------------     -----------      -----------     -----------
 Total Assets.............................. $101,935,330     $41,309,150      $26,890,605     $49,235,101
Liabilities:
 Payable to PHL Variable Insurance
   Company................................. $        111     $         1      $         3     $        --
                                            ------------     -----------      -----------     -----------
   Total Net Assets........................ $101,935,219     $41,309,149      $26,890,602     $49,235,101
                                            ============     ===========      ===========     ===========
Net Assets:
 Accumulation Units........................ $101,845,110     $41,235,551      $26,881,697     $49,235,101
 Contracts in payout (annuitization
   period)................................. $     90,109     $    73,598      $     8,905     $        --
                                            ------------     -----------      -----------     -----------
   Total Net Assets........................ $101,935,219     $41,309,149      $26,890,602     $49,235,101
                                            ============     ===========      ===========     ===========
   Units Outstanding.......................   43,891,280      19,208,902       26,098,157      44,645,015
                                            ============     ===========      ===========     ===========
 Investment shares held....................    4,566,996         918,185        2,122,385       2,844,316
 Investments at cost....................... $ 83,673,800     $27,407,195      $26,271,493     $49,811,094
   Unit Value..............................
     Asset Manager Option 1................ $         --     $      3.70      $        --     $        --
     Asset Manager Option 2................ $         --     $      3.65      $        --     $        --
     Freedom Edge(R)....................... $       1.58     $      1.55      $      1.03     $      1.13
     Phoenix Dimensions(R) Option 1........ $       1.37     $      1.41      $      1.03     $      1.14
     Phoenix Dimensions(R) Option 2........ $       1.36     $        --      $      1.03     $      1.13
     Phoenix Dimensions(R) Option 3........ $         --     $        --      $        --     $      1.13
     Phoenix Dimensions(R) Option 4........ $       1.35     $      1.39      $      1.03     $      1.13
     Phoenix Income Choice(R).............. $       2.68     $      2.34      $      1.03     $        --
     Phoenix Investor's Edge(R) Option 1... $       2.81     $      2.51      $      1.03     $      1.13
     Phoenix Investor's Edge(R) Option 2... $       2.79     $      2.49      $      1.03     $      1.13
     Phoenix Investor's Edge(R) Option 3... $       2.76     $      2.46      $        --     $      1.12
     Phoenix Investor's Edge(R) Option 4... $       2.78     $      2.48      $        --     $        --
     Phoenix Premium Edge(R)............... $       1.96     $      1.68      $      1.03     $      1.13
     Phoenix Spectrum Edge+ Option 1....... $       1.10     $      1.16      $      1.02     $      0.96
     Phoenix Spectrum Edge+ Option 2....... $       1.10     $      1.16      $      1.02     $      0.96
     Phoenix Spectrum Edge(R) Option 1..... $       2.91     $      2.60      $      1.03     $      1.14
     Phoenix Spectrum Edge(R) Option 2..... $       2.88     $      2.57      $      1.03     $      1.14
     Phoenix Spectrum Edge(R) Option 3..... $       2.86     $      2.55      $      1.03     $      1.14
     Phoenix Spectrum Edge(R) Option 4..... $       2.87     $      2.56      $        --     $        --
     Retirement Planner's Edge............. $       2.30     $      1.71      $      1.03     $      1.14
     The Big Edge Choice(R)................ $       2.02     $      1.75      $      1.03     $      1.06
     The Phoenix Edge(R)--VA Option 1...... $       2.12     $      1.80      $      1.04     $      1.14
     The Phoenix Edge(R)--VA Option 2...... $       2.03     $      1.77      $      1.03     $      1.14
     The Phoenix Edge(R)--VA Option 3...... $       2.02     $      1.71      $      1.03     $      1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Lazard Retirement Lord Abbett Bond -    Lord Abbett     Lord Abbett
                                                Small Cap         Debenture      Growth and Income Mid-Cap Value
                                               Portfolio -       Portfolio -        Portfolio -     Portfolio -
                                             Service Shares        Class VC          Class VC        Class VC
                                            ----------------- ------------------ ----------------- -------------
Assets:
 Investments at fair value.................    $2,960,587        $15,668,516       $163,065,101     $16,171,502
                                               ----------        -----------       ------------     -----------
 Total Assets..............................    $2,960,587        $15,668,516       $163,065,101     $16,171,502
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................    $       --        $         1       $        167     $         1
                                               ----------        -----------       ------------     -----------
   Total Net Assets........................    $2,960,587        $15,668,515       $163,064,934     $16,171,501
                                               ==========        ===========       ============     ===========
Net Assets:
 Accumulation Units........................    $2,957,215        $15,574,344       $162,800,239     $16,123,008
 Contracts in payout (annuitization period)    $    3,372        $    94,171       $    264,695     $    48,493
                                               ----------        -----------       ------------     -----------
   Total Net Assets........................    $2,960,587        $15,668,515       $163,064,934     $16,171,501
                                               ==========        ===========       ============     ===========
   Units Outstanding.......................     2,585,339         13,608,064        132,183,039      13,624,743
                                               ==========        ===========       ============     ===========
 Investment shares held....................       296,655          1,331,224          5,842,532         855,635
 Investments at cost.......................    $4,213,553        $15,563,158       $160,073,747     $16,881,039
   Unit Value
     Asset Manager Option 1................    $       --        $        --       $         --     $        --
     Asset Manager Option 2................    $       --        $        --       $         --     $        --
     Freedom Edge(R).......................    $     1.14        $      1.15       $       1.23     $      1.18
     Phoenix Dimensions(R) Option 1........    $       --        $      1.15       $       1.24     $      1.17
     Phoenix Dimensions(R) Option 2........    $       --        $      1.15       $       1.23     $        --
     Phoenix Dimensions(R) Option 3........    $       --        $        --       $         --     $        --
     Phoenix Dimensions(R) Option 4........    $       --        $        --       $       1.23     $        --
     Phoenix Income Choice(R)..............    $     1.15        $      1.16       $       1.24     $      1.19
     Phoenix Investor's Edge(R) Option 1...    $     1.14        $      1.14       $       1.23     $      1.18
     Phoenix Investor's Edge(R) Option 2...    $     1.13        $      1.14       $       1.22     $      1.17
     Phoenix Investor's Edge(R) Option 3...    $     1.13        $      1.13       $       1.22     $      1.17
     Phoenix Investor's Edge(R) Option 4...    $     1.13        $      1.14       $       1.22     $      1.17
     Phoenix Premium Edge(R)...............    $     1.14        $      1.15       $       1.23     $      1.18
     Phoenix Spectrum Edge+ Option 1.......    $       --        $      1.00       $       0.97     $      0.89
     Phoenix Spectrum Edge+ Option 2.......    $       --        $        --       $       0.97     $        --
     Phoenix Spectrum Edge(R) Option 1.....    $     1.15        $      1.16       $       1.25     $      1.20
     Phoenix Spectrum Edge(R) Option 2.....    $     1.15        $      1.16       $       1.24     $      1.19
     Phoenix Spectrum Edge(R) Option 3.....    $     1.14        $      1.15       $       1.24     $      1.19
     Phoenix Spectrum Edge(R) Option 4.....    $     1.15        $      1.15       $       1.24     $      1.19
     Retirement Planner's Edge.............    $     1.14        $      1.15       $       1.24     $      1.19
     The Big Edge Choice(R)................    $     1.14        $      1.15       $       1.24     $      1.19
     The Phoenix Edge(R)--VA Option 1......    $     1.16        $      1.17       $       1.25     $      1.20
     The Phoenix Edge(R)--VA Option 2......    $     1.15        $      1.16       $       1.24     $      1.19
     The Phoenix Edge(R)--VA Option 3......    $     1.14        $      1.15       $       1.24     $      1.19

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Mutual Shares Neuberger Berman Neuberger Berman     Oppenheimer
                                             Securities     AMT Fasciano     AMT Guardian   Capital Appreciation
                                               Fund -       Portfolio -      Portfolio -         Fund/VA -
                                               Class 2        S Class          S Class         Service Shares
                                            ------------- ---------------- ---------------- --------------------
Assets:
 Investments at fair value.................  $83,298,093      $57,456        $28,314,066          $876,690
                                             -----------      -------        -----------          --------
 Total Assets..............................  $83,298,093      $57,456        $28,314,066          $876,690
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................  $         2      $    --        $         3          $     --
                                             -----------      -------        -----------          --------
   Total Net Assets........................  $83,298,091      $57,456        $28,314,063          $876,690
                                             ===========      =======        ===========          ========
Net Assets:
 Accumulation Units........................  $83,200,258      $57,456        $28,303,407          $876,690
 Contracts in payout
   (annuitization period)..................  $    97,833      $    --        $    10,656          $     --
                                             -----------      -------        -----------          --------
   Total Net Assets........................  $83,298,091      $57,456        $28,314,063          $876,690
                                             ===========      =======        ===========          ========
   Units Outstanding.......................   36,006,710       59,952         26,190,786           767,874
                                             ===========      =======        ===========          ========
 Investment shares held....................    4,125,710        3,962          1,347,004            18,740
 Investments at cost.......................  $73,528,036      $58,385        $28,153,071          $806,454
   Unit Value..............................
     Asset Manager Option 1................  $        --      $    --        $        --          $     --
     Asset Manager Option 2................  $        --      $    --        $        --          $     --
     Freedom Edge(R).......................  $      1.60      $    --        $      1.11          $     --
     Phoenix Dimensions(R) Option 1........  $      1.29      $    --        $      1.12          $     --
     Phoenix Dimensions(R) Option 2........  $      1.28      $    --        $      1.11          $     --
     Phoenix Dimensions(R) Option 3........  $      1.28      $    --        $        --          $     --
     Phoenix Dimensions(R) Option 4........  $      1.27      $    --        $      1.11          $     --
     Phoenix Income Choice(R)..............  $      3.05      $    --        $      1.12          $     --
     Phoenix Investor's Edge(R) Option 1...  $      3.14      $    --        $      1.11          $   1.13
     Phoenix Investor's Edge(R) Option 2...  $      3.11      $  0.95        $      1.11          $   1.13
     Phoenix Investor's Edge(R) Option 3...  $      3.08      $    --        $        --          $     --
     Phoenix Investor's Edge(R) Option 4...  $      3.10      $    --        $        --          $     --
     Phoenix Premium Edge(R)...............  $      3.34      $  0.95        $      1.11          $   1.14
     Phoenix Spectrum Edge+ Option 1.......  $      0.94      $    --        $      0.98          $     --
     Phoenix Spectrum Edge+ Option 2.......  $      0.94      $    --        $      0.98          $     --
     Phoenix Spectrum Edge(R) Option 1.....  $      3.25      $  0.96        $      1.12          $   1.15
     Phoenix Spectrum Edge(R) Option 2.....  $      3.22      $    --        $      1.12          $   1.14
     Phoenix Spectrum Edge(R) Option 3.....  $      3.19      $    --        $      1.11          $   1.14
     Phoenix Spectrum Edge(R) Option 4.....  $        --      $    --        $        --          $     --
     Retirement Planner's Edge.............  $      3.70      $  0.95        $      1.11          $   1.14
     The Big Edge Choice(R)................  $      1.98      $  1.01        $      1.10          $   1.16
     The Phoenix Edge(R)--VA Option 1......  $      3.81      $  0.96        $      1.12          $   1.15
     The Phoenix Edge(R)--VA Option 2......  $      3.66      $  0.96        $      1.12          $   1.14
     The Phoenix Edge(R)--VA Option 3......  $      3.73      $    --        $      1.12          $   1.14



                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                             Oppenheimer    Oppenheimer
                                                Global      Main Street
                                              Securities     Small Cap
                                              Fund/VA -      Fund/VA -    Phoenix Capital  Phoenix Growth
                                            Service Shares Service Shares  Growth Series  and Income Series
                                            -------------- -------------- --------------- -----------------
Assets:
 Investments at fair value.................   $2,283,625    $20,464,927     $85,556,728     $102,197,682
                                              ----------    -----------     -----------     ------------
 Total Assets..............................   $2,283,625    $20,464,927     $85,556,728     $102,197,682
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................   $       --    $         3     $        --     $         87
                                              ----------    -----------     -----------     ------------
   Total Net Assets........................   $2,283,625    $20,464,924     $85,556,728     $102,197,595
                                              ==========    ===========     ===========     ============
Net Assets:
 Accumulation Units........................   $2,283,625    $20,456,942     $85,366,452     $101,769,343
 Contracts in payout (annuitization period)   $       --    $     7,982     $   190,276     $    428,252
                                              ----------    -----------     -----------     ------------
   Total Net Assets........................   $2,283,625    $20,464,924     $85,556,728     $102,197,595
                                              ==========    ===========     ===========     ============
   Units Outstanding.......................    2,068,101     21,419,977      59,945,571       43,260,958
                                              ==========    ===========     ===========     ============
 Investment shares held....................       62,962      1,135,050       5,090,952        6,840,514
 Investments at cost.......................   $2,242,432    $21,774,668     $99,550,713     $ 79,620,973
   Unit Value..............................
     Asset Manager Option 1................   $       --    $        --     $        --     $         --
     Asset Manager Option 2................   $       --    $        --     $        --     $       3.45
     Freedom Edge(R).......................   $       --    $      0.97     $      1.26     $       1.52
     Phoenix Dimensions(R) Option 1........   $     1.11    $      0.97     $      1.17     $       1.26
     Phoenix Dimensions(R) Option 2........   $     1.11    $      0.97     $        --     $       1.25
     Phoenix Dimensions(R) Option 3........   $       --    $        --     $        --     $         --
     Phoenix Dimensions(R) Option 4........   $     1.10    $      0.96     $        --     $       1.25
     Phoenix Income Choice(R)..............   $       --    $      0.97     $      1.91     $       2.52
     Phoenix Investor's Edge(R) Option 1...   $     1.11    $      0.97     $      2.16     $       2.63
     Phoenix Investor's Edge(R) Option 2...   $     1.10    $      0.96     $      2.14     $       2.61
     Phoenix Investor's Edge(R) Option 3...   $     1.10    $        --     $      2.12     $       2.58
     Phoenix Investor's Edge(R) Option 4...   $       --    $        --     $      2.14     $       2.60
     Phoenix Premium Edge(R)...............   $     1.11    $      0.97     $      1.11     $       2.18
     Phoenix Spectrum Edge+ Option 1.......   $     0.98    $      0.89     $        --     $       0.98
     Phoenix Spectrum Edge+ Option 2.......   $     0.97    $      0.89     $        --     $       0.98
     Phoenix Spectrum Edge(R) Option 1.....   $     1.12    $      0.97     $      2.24     $       2.72
     Phoenix Spectrum Edge(R) Option 2.....   $     1.11    $      0.97     $      2.22     $       2.70
     Phoenix Spectrum Edge(R) Option 3.....   $     1.11    $      0.97     $      2.20     $       2.67
     Phoenix Spectrum Edge(R) Option 4.....   $       --    $        --     $      2.21     $       2.69
     Retirement Planner's Edge.............   $     1.11    $      0.97     $      1.43     $       2.37
     The Big Edge Choice(R)................   $     1.11    $      1.01     $      1.34     $       1.51
     The Phoenix Edge(R)--VA Option 1......   $     1.12    $      0.98     $      1.43     $       2.48
     The Phoenix Edge(R)--VA Option 2......   $     1.11    $      0.97     $      1.39     $       2.37
     The Phoenix Edge(R)--VA Option 3......   $     1.11    $      0.97     $      1.38     $       2.45

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                         Phoenix
                                               Phoenix       Phoenix    Phoenix Multi- Multi-Sector
                                               Mid-Cap        Money      Sector Fixed   Short Term
                                            Growth Series Market Series Income Series  Bond Series
                                            ------------- ------------- -------------- ------------
Assets:
 Investments at fair value.................  $32,697,339   $81,064,210   $124,806,788  $29,323,411
                                             -----------   -----------   ------------  -----------
 Total Assets..............................  $32,697,339   $81,064,210   $124,806,788  $29,323,411
Liabilities:
 Payable to PHL Variable Insurance Company.  $        --   $       244   $         94  $         3
                                             -----------   -----------   ------------  -----------
   Total Net Assets........................  $32,697,339   $81,063,966   $124,806,694  $29,323,408
                                             ===========   ===========   ============  ===========
Net Assets:
 Accumulation Units........................  $32,637,563   $80,656,790   $124,428,929  $29,303,694
 Contracts in payout (annuitization period)  $    59,776   $   407,176   $    377,765  $    19,714
                                             -----------   -----------   ------------  -----------
   Total Net Assets........................  $32,697,339   $81,063,966   $124,806,694  $29,323,408
                                             ===========   ===========   ============  ===========
   Units Outstanding.......................   17,048,533    41,912,582     51,837,853   25,953,929
                                             ===========   ===========   ============  ===========
 Investment shares held....................    1,993,994     8,106,421     13,737,293    2,972,090
 Investments at cost.......................  $30,189,851   $81,064,210   $128,434,652  $29,761,589
   Unit Value
     Asset Manager Option 1................  $        --   $        --   $       2.85  $        --
     Asset Manager Option 2................  $        --   $      2.20   $       2.82  $        --
     Freedom Edge(R).......................  $      1.42   $      1.06   $       1.19  $      1.14
     Phoenix Dimensions(R) Option 1........  $      1.30   $      1.08   $       1.09  $      1.08
     Phoenix Dimensions(R) Option 2........  $        --   $      1.07   $       1.09  $      1.07
     Phoenix Dimensions(R) Option 3........  $        --   $        --   $         --  $        --
     Phoenix Dimensions(R) Option 4........  $      1.28   $      1.06   $       1.08  $        --
     Phoenix Income Choice(R)..............  $      1.92   $      2.17   $       2.88  $      1.14
     Phoenix Income Choice(R) with GPAF....  $        --   $        --   $         --  $        --
     Phoenix Investor's Edge(R) Option 1...  $      2.27   $      2.09   $       2.74  $      1.12
     Phoenix Investor's Edge(R) Option 2...  $      2.25   $      2.07   $       2.72  $      1.11
     Phoenix Investor's Edge(R) Option 3...  $      2.23   $      2.05   $       2.69  $      1.10
     Phoenix Investor's Edge(R) Option 4...  $      2.24   $      2.07   $       2.71  $      1.11
     Phoenix Premium Edge(R)...............  $      1.46   $      2.19   $       2.97  $      1.12
     Phoenix Spectrum Edge+ Option 1.......  $      1.09   $      1.02   $       1.00  $      1.01
     Phoenix Spectrum Edge+ Option 2.......  $      1.09   $      1.02   $       1.00  $        --
     Phoenix Spectrum Edge(R) Option 1.....  $      2.35   $      2.17   $       2.84  $      1.15
     Phoenix Spectrum Edge(R) Option 2.....  $      2.32   $      2.15   $       2.81  $      1.14
     Phoenix Spectrum Edge(R) Option 3.....  $      2.30   $      2.13   $       2.78  $      1.13
     Phoenix Spectrum Edge(R) Option 4.....  $      2.32   $      2.14   $       2.80  $      1.14
     Retirement Planner's Edge.............  $      2.66   $      2.30   $       3.12  $      1.13
     The Big Edge Choice(R)................  $      1.62   $      1.33   $       1.93  $      1.12
     The Phoenix Edge(R)--VA Option 1......  $      2.69   $      2.41   $       3.29  $      1.16
     The Phoenix Edge(R)--VA Option 2......  $      2.59   $      2.33   $       3.19  $      1.14
     The Phoenix Edge(R)--VA Option 3......  $      2.09   $      2.31   $       3.01  $      1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                      Phoenix -
                                             Phoenix      Phoenix -     Phoenix -   Duff & Phelps
                                            Strategic     Aberdeen        Alger      Real Estate
                                            Allocation  International   Small-Cap    Securities
                                              Series       Series     Growth Series    Series
                                            ----------- ------------- ------------- -------------
Assets:
 Investments at fair value................. $63,031,411 $316,871,054   $33,406,612   $82,754,399
                                            ----------- ------------   -----------   -----------
   Total Assets............................ $63,031,411 $316,871,054   $33,406,612   $82,754,399
Liabilities:
 Payable to PHL Variable Insurance Company. $         1 $          9   $        --   $        62
                                            ----------- ------------   -----------   -----------
   Total Net Assets........................ $63,031,410 $316,871,045   $33,406,612   $82,754,337
                                            =========== ============   ===========   ===========
Net Assets:
 Accumulation Units........................ $62,640,490 $316,384,811   $33,305,148   $82,610,664
 Contracts in payout (annuitization period) $   390,920 $    486,234   $   101,464   $   143,673
                                            ----------- ------------   -----------   -----------
   Total Net Assets........................ $63,031,410 $316,871,045   $33,406,612   $82,754,337
                                            =========== ============   ===========   ===========
   Units Outstanding.......................  26,151,678   92,535,361     7,195,030    19,614,270
                                            =========== ============   ===========   ===========
 Investment shares held....................   4,865,845   16,553,054     1,871,402     3,085,181
 Investments at cost....................... $68,833,522 $272,097,266   $29,886,738   $72,751,196
   Unit Value
     Asset Manager Option 1................ $        -- $       5.21   $        --   $      4.92
     Asset Manager Option 2................ $      3.03 $         --   $        --   $        --
     Freedom Edge(R)....................... $      1.32 $       2.32   $      1.76   $      1.97
     Phoenix Dimensions(R) Option 1........ $        -- $       1.70   $      1.57   $      1.24
     Phoenix Dimensions(R) Option 2........ $      1.17 $       1.69   $      1.56   $      1.23
     Phoenix Dimensions(R) Option 3........ $        -- $         --   $        --   $        --
     Phoenix Dimensions(R) Option 4........ $        -- $       1.68   $      1.55   $      1.22
     Phoenix Income Choice(R).............. $      2.58 $       4.00   $      4.73   $      5.31
     Phoenix Investor's Edge(R) Option 1... $      2.54 $       4.36   $      4.63   $      5.14
     Phoenix Investor's Edge(R) Option 2... $      2.51 $       4.32   $      4.59   $      5.09
     Phoenix Investor's Edge(R) Option 3... $      2.49 $       4.28   $      4.56   $      5.04
     Phoenix Investor's Edge(R) Option 4... $      2.51 $       4.31   $      4.58   $      5.07
     Phoenix Premium Edge(R)............... $      2.49 $       2.71   $      4.65   $      6.04
     Phoenix Spectrum Edge+ Option 1....... $      1.00 $       1.05   $      1.06   $      0.87
     Phoenix Spectrum Edge+ Option 2....... $        -- $       1.05   $      1.06   $      0.87
     Phoenix Spectrum Edge(R) Option 1..... $      2.62 $       4.51   $      4.77   $      5.31
     Phoenix Spectrum Edge(R) Option 2..... $      2.60 $       4.47   $      4.74   $      5.26
     Phoenix Spectrum Edge(R) Option 3..... $      2.58 $       4.43   $      4.70   $      5.22
     Phoenix Spectrum Edge(R) Option 4..... $      2.59 $       4.46   $      4.72   $      5.25
     Retirement Planner's Edge............. $      2.67 $       3.15   $      4.70   $      7.48
     The Big Edge Choice(R)................ $      2.22 $       2.84   $      4.70   $      4.62
     The Phoenix Edge(R)--VA Option 1...... $      2.89 $       3.31   $      4.83   $      7.73
     The Phoenix Edge(R)--VA Option 2...... $      2.75 $       3.15   $      4.74   $      7.44
     The Phoenix Edge(R)--VA Option 3...... $      2.71 $       2.96   $      4.71   $      7.05

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Phoenix-S&P                         Phoenix-S&P
                                              Dynamic   Phoenix-S&P Phoenix-S&P   Dynamic
                                               Asset      Dynamic     Dynamic      Asset
                                            Allocation     Asset       Asset    Allocation
                                              Series:   Allocation  Allocation    Series:
                                            Aggressive    Series:     Series:    Moderate
                                              Growth      Growth     Moderate     Growth
                                            ----------- ----------- ----------- -----------
Assets:
 Investments at fair value................. $18,344,892 $25,710,869 $6,089,470  $14,429,086
                                            ----------- ----------- ----------  -----------
 Total Assets.............................. $18,344,892 $25,710,869 $6,089,470  $14,429,086
Liabilities:
 Payable to PHL Variable Insurance Company. $        -- $        61 $       --  $        --
                                            ----------- ----------- ----------  -----------
   Total Net Assets........................ $18,344,892 $25,710,808 $6,089,470  $14,429,086
                                            =========== =========== ==========  ===========
Net Assets:
 Accumulation Units........................ $18,344,892 $23,897,541 $6,089,470  $14,429,086
 Contracts in payout (annuitization period) $        -- $ 1,813,267 $       --  $        --
                                            ----------- ----------- ----------  -----------
   Total Net Assets........................ $18,344,892 $25,710,808 $6,089,470  $14,429,086
                                            =========== =========== ==========  ===========
   Units Outstanding.......................  15,696,949  22,555,891  5,508,246   12,702,103
                                            =========== =========== ==========  ===========
 Investment shares held....................   1,546,633   2,227,971    560,946    1,277,317
 Investments at cost....................... $17,351,633 $24,747,399 $5,868,705  $13,747,699
   Unit Value
     Asset Manager Option 1................ $        -- $        -- $       --  $        --
     Asset Manager Option 2................ $        -- $        -- $       --  $        --
     Freedom Edge(R)....................... $        -- $      1.16 $     1.11  $      1.14
     Phoenix Dimensions(R) Option 1........ $      1.19 $      1.16 $     1.11  $      1.15
     Phoenix Dimensions(R) Option 2........ $      1.19 $      1.16 $       --  $      1.15
     Phoenix Dimensions(R) Option 3........ $        -- $        -- $       --  $        --
     Phoenix Dimensions(R) Option 4........ $      1.18 $      1.15 $       --  $      1.14
     Phoenix Income Choice(R).............. $        -- $      1.16 $       --  $        --
     Phoenix Investor's Edge(R) Option 1... $      1.18 $      1.15 $     1.11  $      1.14
     Phoenix Investor's Edge(R) Option 2... $      1.18 $      1.15 $     1.10  $      1.14
     Phoenix Investor's Edge(R) Option 3... $        -- $        -- $     1.10  $        --
     Phoenix Investor's Edge(R) Option 4... $        -- $        -- $     1.10  $        --
     Phoenix Premium Edge(R)............... $      1.18 $      1.16 $     1.11  $      1.14
     Phoenix Spectrum Edge+ Option 1....... $      0.99 $      1.00 $     1.03  $      1.01
     Phoenix Spectrum Edge+ Option 2....... $      0.99 $      1.00 $     1.03  $      1.01
     Phoenix Spectrum Edge(R) Option 1..... $      1.20 $      1.17 $     1.12  $      1.16
     Phoenix Spectrum Edge(R) Option 2..... $      1.19 $      1.16 $     1.11  $      1.15
     Phoenix Spectrum Edge(R) Option 3..... $      1.19 $      1.16 $     1.11  $      1.15
     Phoenix Spectrum Edge(R) Option 4..... $        -- $        -- $       --  $        --
     Retirement Planner's Edge............. $      1.19 $      1.16 $     1.11  $      1.15
     The Big Edge Choice(R)................ $      1.12 $      1.12 $     1.10  $      1.11
     The Phoenix Edge(R)--VA Option 1...... $      1.20 $      1.17 $     1.12  $      1.16
     The Phoenix Edge(R)--VA Option 2...... $      1.19 $      1.16 $     1.11  $      1.15
     The Phoenix Edge(R)--VA Option 3...... $      1.19 $      1.16 $     1.11  $        --

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                              Phoenix-     Phoenix-
                                              Sanford      Sanford     Phoenix-    Phoenix-Van
                                             Bernstein    Bernstein   Van Kampen  Kampen Equity
                                              Mid-Cap     Small-Cap    Comstock     500 Index
                                            Value Series Value Series   Series       Series
                                            ------------ ------------ ----------- -------------
Assets:
 Investments at fair value................. $81,391,849  $41,421,866  $40,472,227  $55,306,774
                                            -----------  -----------  -----------  -----------
 Total Assets.............................. $81,391,849  $41,421,866  $40,472,227  $55,306,774
Liabilities:
 Payable to PHL Variable Insurance Company. $        54  $        --  $         1  $        17
                                            -----------  -----------  -----------  -----------
   Total Net Assets........................ $81,391,795  $41,421,866  $40,472,226  $55,306,757
                                            ===========  ===========  ===========  ===========
Net Assets:
 Accumulation Units........................ $81,260,386  $41,392,334  $40,321,963  $26,469,819
 Contracts in payout (annuitization period) $   131,409  $    29,532  $   150,263  $28,836,938
                                            -----------  -----------  -----------  -----------
   Total Net Assets........................ $81,391,795  $41,421,866  $40,472,226  $55,306,757
                                            ===========  ===========  ===========  ===========
   Units Outstanding.......................  26,417,707   10,589,738   16,094,533   27,274,939
                                            ===========  ===========  ===========  ===========
 Investment shares held....................   6,416,393    2,864,176    3,239,624    4,187,709
 Investments at cost....................... $81,263,705  $42,184,946  $40,920,983  $46,277,694
   Unit Value
     Asset Manager Option 1................ $      4.13  $        --  $      3.15  $        --
     Asset Manager Option 2................ $        --  $        --  $      3.11  $        --
     Freedom Edge(R)....................... $      1.71  $      1.73  $      1.42  $      1.41
     Phoenix Dimensions(R) Option 1........ $      1.22  $      1.20  $      1.21  $      1.22
     Phoenix Dimensions(R) Option 2........ $      1.21  $      1.19  $      1.20  $      1.21
     Phoenix Dimensions(R) Option 3........ $        --  $        --  $        --  $        --
     Phoenix Dimensions(R) Option 4........ $      1.20  $      1.18  $        --  $      1.20
     Phoenix Income Choice(R).............. $      4.07  $      3.89  $      2.28  $      2.31
     Phoenix Income Choice(R) with GPAF.... $        --  $        --  $        --  $      2.16
     Phoenix Investor's Edge(R) Option 1... $      3.77  $      3.82  $      2.54  $      2.42
     Phoenix Investor's Edge(R) Option 2... $      3.74  $      3.79  $      2.51  $      2.39
     Phoenix Investor's Edge(R) Option 3... $      3.70  $      3.75  $      2.49  $      2.37
     Phoenix Investor's Edge(R) Option 4... $      3.73  $      3.77  $      2.51  $      2.39
     Phoenix Premium Edge(R)............... $      4.89  $      3.99  $      2.35  $      1.87
     Phoenix Spectrum Edge+ Option 1....... $      0.88  $      0.88  $      0.89  $      0.96
     Phoenix Spectrum Edge+ Option 2....... $      0.88  $      0.88  $      0.89  $        --
     Phoenix Spectrum Edge(R) Option 1..... $      3.90  $      3.95  $      2.63  $      2.50
     Phoenix Spectrum Edge(R) Option 2..... $      3.87  $      3.92  $      2.60  $      2.48
     Phoenix Spectrum Edge(R) Option 3..... $      3.83  $      3.88  $      2.58  $      2.45
     Phoenix Spectrum Edge(R) Option 4..... $      3.86  $      3.90  $      2.59  $      2.47
     Retirement Planner's Edge............. $      5.02  $      4.16  $      2.79  $      1.98
     The Big Edge Choice(R)................ $      1.96  $      4.48  $      1.77  $      1.45
     The Phoenix Edge(R)--VA Option 1...... $      5.30  $      4.66  $      3.38  $      2.05
     The Phoenix Edge(R)--VA Option 2...... $      5.57  $      4.22  $      3.20  $      1.97
     The Phoenix Edge(R)--VA Option 3...... $      4.82  $      4.45  $      2.85  $      1.94

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                               PIMCO VIT                                Rydex Variable
                                             CommodityReal    PIMCO VIT     PIMCO VIT   Trust Inverse
                                            Return Strategy  Real Return  Total Return    Government
                                              Portfolio -    Portfolio -   Portfolio -    Long Bond
                                             Advisor Class  Advisor Class Advisor Class Strategy Fund
                                            --------------- ------------- ------------- --------------
Assets:
 Investments at fair value.................   $20,488,547    $1,867,715    $5,684,464     $2,870,430
                                              -----------    ----------    ----------     ----------
 Total Assets..............................   $20,488,547    $1,867,715    $5,684,464     $2,870,430
Liabilities:
 Payable to PHL Variable Insurance Company.   $         2    $       --    $       --     $       --
                                              -----------    ----------    ----------     ----------
   Total Net Assets........................   $20,488,545    $1,867,715    $5,684,464     $2,870,430
                                              ===========    ==========    ==========     ==========
Net Assets:
 Accumulation Units........................   $20,482,345    $1,867,715    $5,684,464     $2,866,519
 Contracts in payout (annuitization period)   $     6,200    $       --    $       --     $    3,911
                                              -----------    ----------    ----------     ----------
   Total Net Assets........................   $20,488,545    $1,867,715    $5,684,464     $2,870,430
                                              ===========    ==========    ==========     ==========
   Units Outstanding.......................    17,689,505     1,694,785     5,146,448      3,315,232
                                              ===========    ==========    ==========     ==========
 Investment shares held....................     1,534,724       148,585       541,893        146,601
 Investments at cost.......................   $18,645,704    $1,822,241    $5,483,154     $3,607,019
   Unit Value
     Asset Manager Option 1................   $        --    $       --    $       --     $       --
     Asset Manager Option 2................   $        --    $       --    $       --     $       --
     Freedom Edge(R).......................   $      1.15    $       --    $     1.10     $     0.77
     Phoenix Dimensions(R) Option 1........   $      1.16    $     1.11    $     1.11     $       --
     Phoenix Dimensions(R) Option 2........   $      1.15    $       --    $       --     $       --
     Phoenix Dimensions(R) Option 3........   $        --    $       --    $       --     $       --
     Phoenix Dimensions(R) Option 4........   $      1.15    $       --    $     1.10     $       --
     Phoenix Income Choice(R)..............   $      1.16    $       --    $       --     $     0.87
     Phoenix Investor's Edge(R) Option 1...   $      1.15    $     1.10    $     1.10     $     0.86
     Phoenix Investor's Edge(R) Option 2...   $      1.15    $     1.10    $     1.10     $     0.85
     Phoenix Investor's Edge(R) Option 3...   $      1.14    $       --    $       --     $     0.85
     Phoenix Investor's Edge(R) Option 4...   $        --    $       --    $       --     $     0.85
     Phoenix Premium Edge(R)...............   $      1.15    $     1.10    $     1.10     $     0.86
     Phoenix Spectrum Edge+ Option 1.......   $      1.16    $     1.08    $     1.07     $       --
     Phoenix Spectrum Edge+ Option 2.......   $      1.16    $     1.08    $     1.07     $       --
     Phoenix Spectrum Edge(R) Option 1.....   $      1.16    $     1.11    $     1.11     $     0.88
     Phoenix Spectrum Edge(R) Option 2.....   $      1.16    $     1.11    $     1.11     $     0.87
     Phoenix Spectrum Edge(R) Option 3.....   $      1.15    $     1.10    $     1.11     $     0.87
     Phoenix Spectrum Edge(R) Option 4.....   $        --    $       --    $       --     $     0.87
     Retirement Planner's Edge.............   $      1.15    $     1.10    $     1.11     $       --
     The Big Edge Choice(R)................   $      1.21    $     1.09    $     1.08     $       --
     The Phoenix Edge(R)--VA Option 1......   $      1.16    $     1.11    $     1.11     $     0.89
     The Phoenix Edge(R)--VA Option 2......   $      1.16    $     1.11    $     1.11     $     0.87
     The Phoenix Edge(R)--VA Option 3......   $      1.16    $     1.11    $     1.11     $       --

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                               Rydex        Sentinel    Sentinel
                                                Rydex      Variable Trust   Variable    Variable
                                            Variable Trust     Sector       Products    Products
                                              Nova Fund    Rotation Fund  Balanced Fund Bond Fund
                                            -------------- -------------- ------------- ----------
Assets:
 Investments at fair value.................   $2,140,440     $4,391,665     $300,572    $4,587,123
                                              ----------     ----------     --------    ----------
 Total Assets..............................   $2,140,440     $4,391,665     $300,572    $4,587,123
Liabilities:
 Payable to PHL Variable Insurance Company.   $       --     $       --     $     --    $       --
                                              ----------     ----------     --------    ----------
   Total Net Assets........................   $2,140,440     $4,391,665     $300,572    $4,587,123
                                              ==========     ==========     ========    ==========
Net Assets:
 Accumulation Units........................   $2,140,440     $4,391,665     $300,572    $4,587,123
 Contracts in payout (annuitization period)   $       --     $       --     $     --    $       --
                                              ----------     ----------     --------    ----------
   Total Net Assets........................   $2,140,440     $4,391,665     $300,572    $4,587,123
                                              ==========     ==========     ========    ==========
   Units Outstanding.......................    1,298,777      2,338,702      295,504     4,498,381
                                              ==========     ==========     ========    ==========
 Investment shares held....................      212,768        286,475       24,046       459,170
 Investments at cost.......................   $1,437,156     $3,051,582     $331,532    $4,690,683
   Unit Value
     Asset Manager Option 1................   $       --     $       --     $     --    $       --
     Asset Manager Option 2................   $       --     $       --     $     --    $       --
     Freedom Edge(R).......................   $       --     $     1.78     $     --    $     1.02
     Phoenix Dimensions(R) Option 1........   $       --     $       --     $     --    $     1.02
     Phoenix Dimensions(R) Option 2........   $       --     $       --     $     --    $     1.02
     Phoenix Dimensions(R) Option 3........   $       --     $       --     $     --    $       --
     Phoenix Dimensions(R) Option 4........   $       --     $       --     $     --    $     1.02
     Phoenix Income Choice(R)..............   $       --     $       --     $     --    $       --
     Phoenix Investor's Edge(R) Option 1...   $     1.63     $     1.85     $     --    $     1.02
     Phoenix Investor's Edge(R) Option 2...   $     1.62     $     1.84     $     --    $     1.02
     Phoenix Investor's Edge(R) Option 3...   $     1.61     $     1.83     $     --    $       --
     Phoenix Investor's Edge(R) Option 4...   $     1.62     $     1.84     $     --    $       --
     Phoenix Premium Edge(R)...............   $     1.63     $     1.86     $     --    $     1.02
     Phoenix Spectrum Edge+ Option 1.......   $       --     $       --     $     --    $     1.02
     Phoenix Spectrum Edge+ Option 2.......   $       --     $       --     $     --    $     1.02
     Phoenix Spectrum Edge(R) Option 1.....   $     1.67     $     1.90     $   1.02    $     1.02
     Phoenix Spectrum Edge(R) Option 2.....   $     1.66     $     1.89     $     --    $     1.02
     Phoenix Spectrum Edge(R) Option 3.....   $     1.65     $     1.87     $     --    $     1.02
     Phoenix Spectrum Edge(R) Option 4.....   $     1.66     $     1.88     $     --    $       --
     Retirement Planner's Edge.............   $     1.65     $     1.87     $     --    $     1.02
     The Big Edge Choice(R)................   $       --     $     1.88     $   1.02    $     1.02
     The Phoenix Edge(R)--VA Option 1......   $     1.69     $     1.92     $     --    $     1.02
     The Phoenix Edge(R)--VA Option 2......   $     1.66     $     1.89     $     --    $     1.02
     The Phoenix Edge(R)--VA Option 3......   $       --     $     1.88     $     --    $       --

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                      Templeton
                                            Sentinel Variable Sentinel Variable Sentinel Variable Developing Markets
                                             Products Common  Products Mid Cap   Products Small   Securities Fund -
                                               Stock Fund        Growth Fund      Company Fund         Class 2
                                            ----------------- ----------------- ----------------- ------------------
Assets:
 Investments at fair value.................    $19,400,522        $477,028         $3,095,517        $16,657,404
                                               -----------        --------         ----------        -----------
 Total Assets..............................    $19,400,522        $477,028         $3,095,517        $16,657,404
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................    $        --        $     --         $       --        $        --
                                               -----------        --------         ----------        -----------
   Total Net Assets........................    $19,400,522        $477,028         $3,095,517        $16,657,404
                                               ===========        ========         ==========        ===========
Net Assets:
 Accumulation Units........................    $19,400,522        $477,028         $3,095,517        $16,654,225
 Contracts in payout
   (annuitization period)..................    $        --        $     --         $       --        $     3,179
                                               -----------        --------         ----------        -----------
   Total Net Assets........................    $19,400,522        $477,028         $3,095,517        $16,657,404
                                               ===========        ========         ==========        ===========
   Units Outstanding.......................     18,974,076         442,839          3,080,428          7,286,842
                                               ===========        ========         ==========        ===========
 Investment shares held....................      1,354,787          38,408            221,424          1,041,089
 Investments at cost.......................    $20,081,967        $476,344         $3,453,715        $13,750,674
   Unit Value
     Asset Manager Option 1................    $        --        $     --         $       --        $        --
     Asset Manager Option 2................    $        --        $     --         $       --        $        --
     Freedom Edge(R).......................    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Dimensions(R) Option 1........    $      1.02        $   1.08         $     1.01        $      1.36
     Phoenix Dimensions(R) Option 2........    $      1.02        $     --         $     1.00        $      1.35
     Phoenix Dimensions(R) Option 3........    $        --        $     --         $       --        $        --
     Phoenix Dimensions(R) Option 4........    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Income Choice(R)..............    $        --        $     --         $       --        $      6.90
     Phoenix Investor's Edge(R) Option 1...    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Investor's Edge(R) Option 2...    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Investor's Edge(R) Option 3...    $        --        $     --         $       --        $      1.34
     Phoenix Investor's Edge(R) Option 4...    $        --        $     --         $       --        $        --
     Phoenix Premium Edge(R)...............    $      1.02        $   1.08         $     1.00        $      5.44
     Phoenix Spectrum Edge+ Option 1.......    $      1.02        $     --         $     1.01        $      1.15
     Phoenix Spectrum Edge+ Option 2.......    $      1.02        $   1.08         $     1.00        $      1.15
     Phoenix Spectrum Edge(R) Option 1.....    $      1.02        $   1.08         $     1.01        $      1.36
     Phoenix Spectrum Edge(R) Option 2.....    $      1.02        $   1.08         $     1.01        $      1.36
     Phoenix Spectrum Edge(R) Option 3.....    $      1.02        $     --         $     1.00        $      1.35
     Phoenix Spectrum Edge(R) Option 4.....    $        --        $     --         $       --        $      1.36
     Retirement Planner's Edge.............    $      1.02        $   1.08         $     1.00        $      4.69
     The Big Edge Choice(R)................    $      1.02        $   1.08         $     1.00        $      1.75
     The Phoenix Edge(R)--VA Option 1......    $      1.02        $   1.08         $     1.01        $      5.66
     The Phoenix Edge(R)--VA Option 2......    $      1.02        $   1.08         $     1.01        $      5.50
     The Phoenix Edge(R)--VA Option 3......    $        --        $     --         $       --        $      4.72

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Templeton Foreign Templeton Global Templeton Growth     Van Kampen UIF
                                            Securities Fund - Asset Allocation Securities Fund -  Equity and Income
                                                 Class 2       Fund - Class 2       Class 2      Portfolio - Class II
                                            ----------------- ---------------- ----------------- --------------------
Assets:
 Investments at fair value.................    $40,632,697       $4,844,373       $74,604,711          $560,070
                                               -----------       ----------       -----------          --------
 Total Assets..............................    $40,632,697       $4,844,373       $74,604,711          $560,070
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................    $         1       $       --       $         1          $     --
                                               -----------       ----------       -----------          --------
   Total Net Assets........................    $40,632,696       $4,844,373       $74,604,710          $560,070
                                               ===========       ==========       ===========          ========
Net Assets:
 Accumulation Units........................    $40,488,482       $4,844,373       $74,516,007          $560,070
 Contracts in payout (annuitization
   period).................................    $   144,214       $       --       $    88,703          $     --
                                               -----------       ----------       -----------          --------
   Total Net Assets........................    $40,632,696       $4,844,373       $74,604,710          $560,070
                                               ===========       ==========       ===========          ========
   Units Outstanding.......................     13,558,281        2,127,452        33,792,114           520,522
                                               ===========       ==========       ===========          ========
 Investment shares held....................      2,006,554          333,635         4,831,911            37,995
 Investments at cost.......................    $28,975,575       $6,554,044       $65,691,244          $563,262
   Unit Value
     Asset Manager Option 1................    $      4.42       $       --       $        --          $     --
     Asset Manager Option 2................    $        --       $       --       $      3.76          $     --
     Freedom Edge(R).......................    $      2.00       $       --       $      1.70          $     --
     Phoenix Dimensions(R) Option 1........    $      1.52       $       --       $      1.32          $   1.09
     Phoenix Dimensions(R) Option 2........    $      1.51       $       --       $      1.31          $     --
     Phoenix Dimensions(R) Option 3........    $        --       $       --       $      1.31          $     --
     Phoenix Dimensions(R) Option 4........    $      1.50       $       --       $      1.30          $     --
     Phoenix Income Choice(R)..............    $      3.34       $       --       $      3.10          $     --
     Phoenix Investor's Edge(R) Option 1...    $      3.64       $       --       $      3.13          $   1.09
     Phoenix Investor's Edge(R) Option 2...    $      3.60       $       --       $      3.10          $   1.08
     Phoenix Investor's Edge(R) Option 3...    $      3.57       $       --       $      3.07          $     --
     Phoenix Investor's Edge(R) Option 4...    $      3.59       $       --       $      3.09          $     --
     Phoenix Premium Edge(R)...............    $      2.83       $     3.12       $      3.00          $   1.09
     Phoenix Spectrum Edge+ Option 1.......    $      1.05       $       --       $      0.96          $   0.96
     Phoenix Spectrum Edge+ Option 2.......    $      1.05       $       --       $      0.95          $     --
     Phoenix Spectrum Edge(R) Option 1.....    $      3.76       $       --       $      3.23          $   1.10
     Phoenix Spectrum Edge(R) Option 2.....    $      3.73       $       --       $      3.20          $   1.09
     Phoenix Spectrum Edge(R) Option 3.....    $      3.69       $       --       $      3.17          $     --
     Phoenix Spectrum Edge(R) Option 4.....    $      3.72       $       --       $      3.19          $     --
     Retirement Planner's Edge.............    $      3.23       $     3.53       $      3.57          $   1.09
     The Big Edge Choice(R)................    $      2.04       $     2.19       $      2.12          $   1.05
     The Phoenix Edge(R)--VA Option 1......    $      3.32       $     3.72       $      3.81          $   1.10
     The Phoenix Edge(R)--VA Option 2......    $      3.31       $     3.64       $      3.80          $   1.09
     The Phoenix Edge(R)--VA Option 3......    $      3.05       $     3.20       $      3.33          $   1.09

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                               Wanger        Wanger                   Wanger U.S.
                                            International International                 Smaller
                                               Select       Small Cap   Wanger Select  Companies
                                            ------------- ------------- ------------- -----------
Assets:
 Investments at fair value.................  $26,318,296  $145,767,527   $29,091,912  $92,824,667
                                             -----------  ------------   -----------  -----------
 Total Assets..............................  $26,318,296  $145,767,527   $29,091,912  $92,824,667
Liabilities:
 Payable to PHL Variable Insurance Company.  $        --  $         57   $        --  $         1
                                             -----------  ------------   -----------  -----------
   Total Net Assets........................  $26,318,296  $145,767,470   $29,091,912  $92,824,666
                                             ===========  ============   ===========  ===========
Net Assets:
 Accumulation Units........................  $26,313,008  $145,586,562   $29,083,652  $92,603,708
 Contracts in payout (annuitization period)  $     5,288  $    180,908   $     8,260  $   220,958
                                             -----------  ------------   -----------  -----------
   Total Net Assets........................  $26,318,296  $145,767,470   $29,091,912  $92,824,666
                                             ===========  ============   ===========  ===========
   Units Outstanding.......................    6,225,198    30,012,549     7,203,433   24,931,502
                                             ===========  ============   ===========  ===========
 Investment shares held....................      937,596     3,309,889     1,036,038    2,559,974
 Investments at cost.......................  $16,880,510  $ 77,518,733   $18,453,515  $48,880,743
   Unit Value
     Asset Manager Option 1................  $        --  $       6.91   $        --  $      4.35
     Asset Manager Option 2................  $        --  $         --   $        --  $        --
     Freedom Edge(R).......................  $      2.78  $       2.93   $      1.72  $      1.61
     Phoenix Dimensions(R) Option 1........  $      1.88  $       1.82   $      1.44  $      1.21
     Phoenix Dimensions(R) Option 2........  $      1.86  $       1.81   $      1.43  $      1.20
     Phoenix Dimensions(R) Option 3........  $        --  $         --   $        --  $        --
     Phoenix Dimensions(R) Option 4........  $      1.85  $       1.80   $        --  $        --
     Phoenix Income Choice(R)..............  $        --  $       5.11   $      4.18  $      3.34
     Phoenix Investor's Edge(R) Option 1...  $      5.38  $       5.97   $      3.97  $      3.43
     Phoenix Investor's Edge(R) Option 2...  $      5.33  $       5.91   $      3.93  $      3.40
     Phoenix Investor's Edge(R) Option 3...  $      5.28  $       5.86   $      3.90  $      3.37
     Phoenix Investor's Edge(R) Option 4...  $      5.31  $       5.90   $      3.92  $      3.39
     Phoenix Premium Edge(R)...............  $      3.35  $       3.37   $      4.17  $      3.84
     Phoenix Spectrum Edge+ Option 1.......  $      1.09  $       1.03   $      0.95  $      0.95
     Phoenix Spectrum Edge+ Option 2.......  $      1.09  $       1.03   $      0.94  $      0.95
     Phoenix Spectrum Edge(R) Option 1.....  $      5.56  $       6.18   $      4.11  $      3.55
     Phoenix Spectrum Edge(R) Option 2.....  $      5.51  $       6.12   $      4.07  $      3.52
     Phoenix Spectrum Edge(R) Option 3.....  $      5.46  $       6.06   $      4.03  $      3.49
     Phoenix Spectrum Edge(R) Option 4.....  $      5.49  $       6.10   $      4.06  $      3.51
     Retirement Planner's Edge.............  $      5.69  $       5.20   $      5.24  $      3.79
     The Big Edge Choice(R)................  $      3.48  $       5.82   $      3.04  $      3.80
     The Phoenix Edge(R)--VA Option 1......  $      5.90  $       5.43   $      5.31  $      3.92
     The Phoenix Edge(R)--VA Option 2......  $      5.62  $       5.15   $      5.06  $      3.77
     The Phoenix Edge(R)--VA Option 3......  $      5.57  $       5.10   $      4.93  $      3.78

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                       AIM V.I. Capital   AIM V.I. Core     AIM V.I. Mid Cap     Alger American
                                         Appreciation         Equity           Core Equity      Leveraged AllCap
                                        Fund - Class I    Fund - Class I     Fund - Class I    Portfolio - Class O
                                       ---------------- ------------------ ------------------- -------------------
Income:
   Dividends..........................    $       --       $   159,385         $    15,270        $         --
Expenses:
   Mortality and expense fees.........       791,722           180,309              93,687             207,792
   Administrative fees................        84,581            18,993               9,477              20,759
                                          ----------       -----------         -----------        ------------
Net investment income (loss)..........      (876,303)          (39,917)            (87,894)           (228,551)
                                          ----------       -----------         -----------        ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares......................     1,054,758           336,812             138,555           2,028,807
   Realized gain distributions........            --                --              99,602                  --
                                          ----------       -----------         -----------        ------------
   Realized gain (loss)...............     1,054,758           336,812             238,157           2,028,807
                                          ----------       -----------         -----------        ------------
Change in unrealized appreciation
  (depreciation) during the year......     6,608,281           714,917             476,554           2,797,556
                                          ----------       -----------         -----------        ------------
Net increase (decrease) in net assets
  from operations.....................    $6,786,736       $ 1,011,812         $   626,817        $  4,597,812
                                          ==========       ===========         ===========        ============

                                                                                                  Fidelity VIP
                                        DWS Equity 500  Federated Fund for   Federated High       Contrafund(R)
                                          Index Fund     U.S. Government    Income Bond Fund       Portfolio -
                                        VIP - Class A     Securities II    II - Primary Shares    Service Class
                                       ---------------- ------------------ ------------------- -------------------
Income:
   Dividends..........................    $1,288,516       $ 9,600,520         $ 1,946,492        $    920,691
Expenses:
   Mortality and expense fees.........     1,025,075         2,579,809             295,075           1,366,274
   Administrative fees................       104,428           274,952              29,402             139,913
                                          ----------       -----------         -----------        ------------
Net investment income (loss)..........       159,013         6,745,759           1,622,015            (585,496)
                                          ----------       -----------         -----------        ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares......................     1,269,158           157,310              (2,579)          1,392,711
   Realized gain distributions........            --                --                  --          27,517,336
                                          ----------       -----------         -----------        ------------
   Realized gain (loss)...............     1,269,158           157,310              (2,579)         28,910,047
                                          ----------       -----------         -----------        ------------
Change in unrealized appreciation
  (depreciation) during the year......     1,885,818         3,643,417          (1,102,362)        (11,990,435)
                                          ----------       -----------         -----------        ------------
Net increase (decrease) in net assets
  from operations.....................    $3,313,989       $10,546,486         $   517,074        $ 16,334,116
                                          ==========       ===========         ===========        ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                Fidelity                                Fidelity
                                               VIP Growth           Fidelity         VIP Investment
                                              Opportunities        VIP Growth          Grade Bond      Franklin Income
                                           Portfolio - Service Portfolio - Service Portfolio - Service   Securities
                                                  Class               Class               Class        Fund - Class 2
                                           ------------------- ------------------- ------------------- ---------------
Income:
   Dividends..............................     $        --         $  240,886          $    25,516       $   879,861
Expenses:
   Mortality and expense fees.............         843,248            466,141              142,083           390,600
   Administrative fees....................          90,467             48,942               14,855            35,062
                                               -----------         ----------          -----------       -----------
Net investment income (loss)..............        (933,715)          (274,197)            (131,422)          454,199
                                               -----------         ----------          -----------       -----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares...............................         106,991          1,988,775                1,326            (2,741)
   Realized gain distributions............              --             34,067                   --           163,173
                                               -----------         ----------          -----------       -----------
   Realized gain (loss)...................         106,991          2,022,842                1,326           160,432
                                               -----------         ----------          -----------       -----------
Change in unrealized appreciation
  (depreciation) during the year..........      14,136,266          6,964,608              619,112          (963,468)
                                               -----------         ----------          -----------       -----------
Net increase (decrease) in net assets from
  operations..............................     $13,309,542         $8,713,253          $   489,016       $  (348,837)
                                               ===========         ==========          ===========       ===========

                                            Lazard Retirement      Lord Abbett         Lord Abbett       Lord Abbett
                                                Small Cap       Bond - Debenture    Growth and Income   Mid-Cap Value
                                               Portfolio -         Portfolio -         Portfolio -       Portfolio -
                                             Service Shares         Class VC            Class VC          Class VC
                                           ------------------- ------------------- ------------------- ---------------
Income:
   Dividends..............................     $        --         $  942,926          $ 2,017,997       $    73,743
Expenses:
   Mortality and expense fees.............          47,488            206,014            1,795,133           232,323
   Administrative fees....................           4,775             19,971              191,074            23,449
                                               -----------         ----------          -----------       -----------
Net investment income (loss)..............         (52,263)           716,941               31,790          (182,029)
                                               -----------         ----------          -----------       -----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares...............................          89,811             94,733              437,872           333,728
   Realized gain distributions............       1,361,265             50,999           11,128,134         2,167,861
                                               -----------         ----------          -----------       -----------
   Realized gain (loss)...................       1,451,076            145,732           11,566,006         2,501,589
                                               -----------         ----------          -----------       -----------
Change in unrealized appreciation
  (depreciation) during the year..........      (1,669,666)          (138,842)          (8,977,465)       (2,331,822)
                                               -----------         ----------          -----------       -----------
Net increase (decrease) in net assets from
  operations..............................     $  (270,853)        $  723,831          $ 2,620,331       $   (12,262)
                                               ===========         ==========          ===========       ===========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                   Oppenheimer
                                                                                                     Capital
                                        Mutual Shares    Neuberger Berman    Neuberger Berman     Appreciation
                                      Securities Fund -    AMT Fasciano        AMT Guardian     Fund/VA - Service
                                           Class 2      Portfolio - S Class Portfolio - S Class      Shares
                                      ----------------- ------------------- ------------------- -----------------
Income:
   Dividends.........................    $   915,123        $        --         $    53,213        $       46
Expenses:
   Mortality and expense fees........        865,313                612             136,498             7,450
   Administrative fees...............         83,393                 64              14,598               744
                                         -----------        -----------         -----------        ----------
Net investment income (loss).........        (33,583)              (676)            (97,883)           (8,148)
                                         -----------        -----------         -----------        ----------
Realized gains (losses) on
  investments
   Realized gain (loss) on sale of
     fund shares.....................        168,708                160                (753)            5,923
   Realized gain distributions.......      2,240,514                399                  --                --
                                         -----------        -----------         -----------        ----------
   Realized gain (loss)..............      2,409,222                559                (753)            5,923
                                         -----------        -----------         -----------        ----------
Change in unrealized appreciation
  (depreciation) during the year.....     (2,148,037)            (1,548)            118,494            52,562
                                         -----------        -----------         -----------        ----------
Net increase (decrease) in net assets
  from operations....................    $   227,602        $    (1,665)        $    19,858        $   50,337
                                         ===========        ===========         ===========        ==========

                                         Oppenheimer     Oppenheimer Main
                                      Global Securities  Street Small Cap                            Phoenix
                                      Fund/VA - Service  Fund/VA - Service    Phoenix Capital   Growth and Income
                                           Shares             Shares           Growth Series         Series
                                      ----------------- ------------------- ------------------- -----------------
Income:
   Dividends.........................    $    17,473        $     2,786         $   232,360        $1,022,498
Expenses:
   Mortality and expense fees........         23,567            109,996           1,108,693         1,294,710
   Administrative fees...............          2,263             11,628             116,614           136,939
                                         -----------        -----------         -----------        ----------
Net investment income (loss).........         (8,357)          (118,838)           (992,947)         (409,151)
                                         -----------        -----------         -----------        ----------
Realized gains (losses) on
  investments
   Realized gain (loss) on sale of
     fund shares.....................         10,478             (1,144)         (1,340,476)        2,420,380
   Realized gain distributions.......         73,073             60,250                  --         2,581,209
                                         -----------        -----------         -----------        ----------
   Realized gain (loss)..............         83,551             59,106          (1,340,476)        5,001,589
                                         -----------        -----------         -----------        ----------
Change in unrealized appreciation
  (depreciation) during the year.....        (26,926)        (1,326,868)         10,786,510         1,038,637
                                         -----------        -----------         -----------        ----------
Net increase (decrease) in net assets
  from operations....................    $    48,268        $(1,386,600)        $ 8,453,087        $5,631,075
                                         ===========        ===========         ===========        ==========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                   Phoenix       Phoenix       Phoenix      Phoenix
                                                   Mid-Cap        Money     Multi-Sector  Multi-Sector
                                                    Growth       Market     Fixed Income   Short Term
                                                    Series       Series        Series     Bond Series
                                                 -----------  ------------- ------------- ------------
Income:
   Dividends.................................... $        --   $ 3,587,551   $ 6,480,591  $  1,557,710
Expenses:
   Mortality and expense fees...................     406,462       933,058     1,428,940       415,073
   Administrative fees..........................      42,579        94,213       146,638        38,921
                                                 -----------   -----------   -----------  ------------
Net investment income (loss)....................    (449,041)    2,560,280     4,905,013     1,103,716
                                                 -----------   -----------   -----------  ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..     608,123            --      (181,540)       75,852
   Realized gain distributions..................          --            --            --            --
                                                 -----------   -----------   -----------  ------------
   Realized gain (loss).........................     608,123            --      (181,540)       75,852
                                                 -----------   -----------   -----------  ------------
Change in unrealized appreciation (depreciation)
  during the year...............................   5,688,396            --    (2,065,005)     (414,917)
                                                 -----------   -----------   -----------  ------------
Net increase (decrease) in net assets from
  operations.................................... $ 5,847,478   $ 2,560,280   $ 2,658,468  $    764,651
                                                 ===========   ===========   ===========  ============

                                                                                          Phoenix-Duff
                                                   Phoenix      Phoenix-    Phoenix-Alger   & Phelps
                                                  Strategic     Aberdeen      Small-Cap   Real Estate
                                                  Allocation  International    Growth      Securities
                                                    Series       Series        Series        Series
                                                 -----------  ------------- ------------- ------------
Income:
   Dividends.................................... $ 1,752,345   $ 4,579,982   $        --  $  1,236,350
Expenses:
   Mortality and expense fees...................     848,235     3,276,994       425,911     1,213,302
   Administrative fees..........................      87,104       351,086        44,168       124,970
                                                 -----------   -----------   -----------  ------------
Net investment income (loss)....................     817,006       951,902      (470,079)     (101,922)
                                                 -----------   -----------   -----------  ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..    (101,653)    1,511,006       495,544     6,365,612
   Realized gain distributions..................   3,600,241    15,714,042     6,381,223     8,001,467
                                                 -----------   -----------   -----------  ------------
   Realized gain (loss).........................   3,498,588    17,225,048     6,876,767    14,367,079
                                                 -----------   -----------   -----------  ------------
Change in unrealized appreciation (depreciation)
  during the year...............................  (1,093,303)   17,070,849    (1,560,162)  (31,132,694)
                                                 -----------   -----------   -----------  ------------
Net increase (decrease) in net assets from
  operations.................................... $ 3,222,291   $35,247,799   $ 4,846,526  $(16,867,537)
                                                 ===========   ===========   ===========  ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                              Phoenix-S&P
                                                       Phoenix-S&P  Phoenix-S&P  Phoenix-S&P    Dynamic
                                                      Dynamic Asset   Dynamic      Dynamic       Asset
                                                       Allocation      Asset        Asset      Allocation
                                                         Series:     Allocation  Allocation     Series:
                                                       Aggressive     Series:      Series:      Moderate
                                                         Growth        Growth     Moderate       Growth
                                                      ------------- ------------ -----------  ------------
Income:
   Dividends......................................... $    188,092  $   325,417  $   120,990   $  245,831
Expenses:
   Mortality and expense fees........................      162,233      214,093       54,078      151,838
   Administrative fees...............................       16,850       18,243        5,355       14,165
                                                      ------------  -----------  -----------   ----------
Net investment income (loss).........................        9,009       93,081       61,557       79,828
                                                      ------------  -----------  -----------   ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.......       86,104       38,546       15,653       73,613
   Realized gain distributions.......................      152,437      163,225       80,903      163,946
                                                      ------------  -----------  -----------   ----------
   Realized gain (loss)..............................      238,541      201,771       96,556      237,559
                                                      ------------  -----------  -----------   ----------
Change in unrealized appreciation (depreciation)
  during the year....................................      400,249      492,629      126,402      370,054
                                                      ------------  -----------  -----------   ----------
Net increase (decrease) in net assets from operations $    647,799  $   787,481  $   284,515   $  687,441
                                                      ============  ===========  ===========   ==========

                                                        Phoenix-      Phoenix-
                                                         Sanford      Sanford    Phoenix-Van  Phoenix-Van
                                                        Bernstein    Bernstein     Kampen        Kampen
                                                         Mid-Cap     Small-Cap    Comstock     Equity 500
                                                      Value Series  Value Series   Series     Index Series
                                                      ------------- ------------ -----------  ------------
Income:
   Dividends......................................... $    113,062  $        --  $   725,786   $  767,807
Expenses:
   Mortality and expense fees........................    1,003,161      565,759      588,537    1,075,406
   Administrative fees...............................      102,984       59,423       60,627       37,432
                                                      ------------  -----------  -----------   ----------
Net investment income (loss).........................     (993,083)    (625,182)      76,622     (345,031)
                                                      ------------  -----------  -----------   ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.......    1,634,228      736,827      292,143    3,132,204
   Realized gain distributions.......................   10,002,102    5,746,694    2,241,969           --
                                                      ------------  -----------  -----------   ----------
   Realized gain (loss)..............................   11,636,330    6,483,521    2,534,112    3,132,204
                                                      ------------  -----------  -----------   ----------
Change in unrealized appreciation (depreciation)
  during the year....................................  (10,260,629)  (7,134,736)  (3,853,673)    (811,995)
                                                      ------------  -----------  -----------   ----------
Net increase (decrease) in net assets from operations $    382,618  $(1,276,397) $(1,242,939)  $1,975,178
                                                      ============  ===========  ===========   ==========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                    PIMCO VIT                                Rydex Variable
                                                  CommodityReal    PIMCO VIT     PIMCO VIT   Trust Inverse
                                                 Return Strategy  Real Return  Total Return    Government
                                                   Portfolio -    Portfolio -   Portfolio -    Long Bond
                                                  Advisor Class  Advisor Class Advisor Class Strategy Fund
                                                 --------------- ------------- ------------- --------------
Income:
   Dividends....................................   $  506,853      $ 46,543      $241,675      $ 144,407
Expenses:
   Mortality and expense fees...................       93,312        13,220        62,128         51,587
   Administrative fees..........................        9,591         1,289         6,461          4,811
                                                   ----------      --------      --------      ---------
Net investment income (loss)....................      403,950        32,034       173,086         88,009
                                                   ----------      --------      --------      ---------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..          949       (49,582)      (35,841)      (200,380)
   Realized gain distributions..................           --         4,005            --             --
                                                   ----------      --------      --------      ---------
   Realized gain (loss).........................          949       (45,577)      (35,841)      (200,380)
                                                   ----------      --------      --------      ---------
Change in unrealized appreciation (depreciation)
  during the year...............................    1,875,191        67,597       216,660        (55,243)
                                                   ----------      --------      --------      ---------
Net increase (decrease) in net assets from
  operations....................................   $2,280,090      $ 54,054      $353,905      $(167,614)
                                                   ==========      ========      ========      =========

                                                                     Rydex
                                                                   Variable      Sentinel
                                                      Rydex          Trust       Variable       Sentinel
                                                    Variable        Sector       Products       Variable
                                                      Trust        Rotation      Balanced       Products
                                                    Nova Fund        Fund          Fund        Bond Fund
                                                 --------------- ------------- ------------- --------------
Income:
   Dividends....................................   $   31,102      $     --      $  6,864      $ 173,695
Expenses:
   Mortality and expense fees...................       36,263        57,765           616          7,619
   Administrative fees..........................        3,372         5,808            78            772
                                                   ----------      --------      --------      ---------
Net investment income (loss)....................       (8,533)      (63,573)        6,170        165,304
                                                   ----------      --------      --------      ---------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..      389,115       343,322           (82)           307
   Realized gain distributions..................           --       325,548        16,984             --
                                                   ----------      --------      --------      ---------
   Realized gain (loss).........................      389,115       668,870        16,902            307
                                                   ----------      --------      --------      ---------
Change in unrealized appreciation (depreciation)
  during the year...............................     (327,452)      289,718       (30,961)      (103,559)
                                                   ----------      --------      --------      ---------
Net increase (decrease) in net assets from
  operations....................................   $   53,130      $895,015      $ (7,889)     $  62,052
                                                   ==========      ========      ========      =========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                   Sentinel    Templeton
                                                         Sentinel    Sentinel      Variable   Developing
                                                         Variable    Variable      Products     Markets
                                                         Products    Products       Small     Securities
                                                          Common      Mid Cap      Company      Fund -
                                                        Stock Fund  Growth Fund      Fund       Class 2
                                                        ----------  -----------  -----------  -----------
Income:
   Dividends........................................... $  203,332  $        --  $    17,645  $  226,261
Expenses:
   Mortality and expense fees..........................     32,318        1,177        5,448     144,826
   Administrative fees.................................      3,275          120          549      14,039
                                                        ----------  -----------  -----------  ----------
Net investment income (loss)...........................    167,739       (1,297)      11,648      67,396
                                                        ----------  -----------  -----------  ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.........       (463)        (441)         117    (445,048)
   Realized gain distributions.........................    344,105           --      283,757     777,463
                                                        ----------  -----------  -----------  ----------
   Realized gain (loss)................................    343,642         (441)     283,874     332,415
                                                        ----------  -----------  -----------  ----------
Change in unrealized appreciation (depreciation) during
  the year.............................................   (681,445)         684     (358,198)  1,209,862
                                                        ----------  -----------  -----------  ----------
Net increase (decrease) in net assets from operations.. $ (170,064) $    (1,054) $   (62,676) $1,609,673
                                                        ==========  ===========  ===========  ==========

                                                                     Templeton
                                                        Templeton     Global      Templeton   Van Kampen
                                                         Foreign       Asset        Growth    UIF Equity
                                                        Securities  Allocation    Securities  and Income
                                                          Fund -      Fund -        Fund -    Portfolio -
                                                         Class 2      Class 2     Class (2)    Class II
                                                        ----------  -----------  -----------  -----------
Income:
   Dividends........................................... $  834,995  $   878,992  $   771,197  $    5,920
Expenses:
   Mortality and expense fees..........................    494,861       61,959      783,095       4,661
   Administrative fees.................................     50,903        6,286       75,422         454
                                                        ----------  -----------  -----------  ----------
Net investment income (loss)...........................    289,231      810,747      (87,320)        805
                                                        ----------  -----------  -----------  ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.........    770,613       43,497      609,201         266
   Realized gain distributions.........................  1,904,523    1,152,590    2,460,654       8,334
                                                        ----------  -----------  -----------  ----------
   Realized gain (loss)................................  2,675,136    1,196,087    3,069,855       8,600
                                                        ----------  -----------  -----------  ----------
Change in unrealized appreciation (depreciation) during
  the year.............................................  2,178,100   (1,598,892)  (3,106,805)    (10,371)
                                                        ----------  -----------  -----------  ----------
Net increase (decrease) in net assets from operations.. $5,142,467  $   407,942  $  (124,270) $     (966)
                                                        ==========  ===========  ===========  ==========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                         Wanger        Wanger                 Wanger U.S.
                                                      International International   Wanger      Smaller
                                                         Select       Small Cap     Select     Companies
                                                      ------------- ------------- ----------  -----------
Income:
   Dividends.........................................  $  174,960    $ 1,286,265  $       --  $        --
Expenses:
   Mortality and expense fees........................     307,384      1,759,049     363,731    1,259,405
   Administrative fees...............................      31,274        185,285      38,434      131,945
                                                       ----------    -----------  ----------  -----------
Net investment income (loss).........................    (163,698)      (658,069)   (402,165)  (1,391,350)
                                                       ----------    -----------  ----------  -----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.......     593,728      7,090,252     753,481    9,548,738
   Realized gain distributions.......................   2,809,893     11,582,324     523,056    5,694,318
                                                       ----------    -----------  ----------  -----------
   Realized gain (loss)..............................   3,403,621     18,672,576   1,276,537   15,243,056
                                                       ----------    -----------  ----------  -----------
Change in unrealized appreciation (depreciation)
  during the year....................................   1,209,191      1,999,381   1,303,691   (9,105,744)
                                                       ----------    -----------  ----------  -----------
Net increase (decrease) in net assets from operations  $4,449,114    $20,013,888  $2,178,063  $ 4,745,962
                                                       ==========    ===========  ==========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006

                                                         AIM V.I. Capital
                                                           Appreciation              AIM V.I. Core
                                                          Fund - Class I         Equity Fund - Class I
                                                     ------------------------  ------------------------
                                                         2007         2006         2007         2006
                                                     -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (876,303) $  (629,802) $   (39,917) $   (50,884)
   Realized gains (losses)..........................   1,054,758      386,676      336,812       17,982
   Unrealized appreciation (depreciation) during
     the year.......................................   6,608,281    2,955,842      714,917    1,181,387
                                                     -----------  -----------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................   6,786,736    2,712,716    1,011,812    1,148,485
                                                     -----------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   3,037,695   14,385,141      190,455      112,357
   Transfers between investment options (including
     GIA/MVA), net..................................   1,726,084    3,722,496   (1,013,235)  15,453,866
   Transfers for contract benefits and
     terminations...................................  (5,589,684)  (4,489,247)  (1,525,545)  (1,196,822)
   Contract maintenance charges.....................    (332,456)    (212,026)     (73,086)     (59,634)
   Net change to contracts in payout period.........         592       (1,189)         468         (752)
                                                     -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (1,157,769)  13,405,175   (2,420,943)  14,309,015
                                                     -----------  -----------  -----------  -----------
       Total increase (decrease) in net assets......   5,628,967   16,117,891   (1,409,131)  15,457,500
Net assets at beginning of period...................  60,600,611   44,482,720   15,457,500           --
                                                     -----------  -----------  -----------  -----------
Net assets at end of period......................... $66,229,578  $60,600,611  $14,048,369  $15,457,500
                                                     ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                          AIM V.I. Mid Cap           Alger American
                                                             Core Equity            Leveraged AllCap
                                                           Fund - Class I          Portfolio - Class O
                                                      ------------------------  ------------------------
                                                          2007         2006         2007         2006
                                                      -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (87,894) $   (42,028) $  (228,551) $  (225,682)
   Realized gains (losses)...........................     238,157      919,975    2,028,807      601,712
   Unrealized appreciation (depreciation) during the
     year............................................     476,554      (62,659)   2,797,556    2,229,359
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in net assets from operations     626,817      815,288    4,597,812    2,605,389
                                                      -----------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners............     106,096      214,785      173,170      594,825
   Transfers between investment options (including
     GIA/MVA), net...................................    (773,961)  (1,123,761)  (1,714,238)  (1,884,679)
   Transfers for contract benefits and terminations..  (1,284,314)    (909,567)  (2,794,005)  (2,033,668)
   Contract maintenance charges......................     (23,408)     (19,118)     (40,021)     (48,261)
   Net change to contracts in payout period..........         179          199          315          148
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  (1,975,408)  (1,836,462)  (4,374,779)  (3,371,635)
                                                      -----------  -----------  -----------  -----------
       Total increase (decrease) in net assets.......  (1,348,591)  (1,021,174)     223,033     (766,246)
Net assets at beginning of period....................   8,201,233    9,222,407   16,452,888   17,219,134
                                                      -----------  -----------  -----------  -----------
Net assets at end of period.......................... $ 6,852,642  $ 8,201,233  $16,675,921  $16,452,888
                                                      ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                  Federated Fund for
                                                         DWS Equity 500             U.S. Government
                                                    Index Fund VIP - Class A         Securities II
                                                    ------------------------  --------------------------
                                                        2007         2006         2007          2006
                                                    -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss).................... $   159,013  $  (118,225) $  6,745,759  $  4,785,670
   Realized gains (losses).........................   1,269,158    1,681,265       157,310         9,002
   Unrealized appreciation (depreciation) during
     the year......................................   1,885,818    7,177,035     3,643,417       752,579
                                                    -----------  -----------  ------------  ------------
Net increase (decrease) in net assets
  from operations..................................   3,313,989    8,740,075    10,546,486     5,547,251
                                                    -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners..........   5,140,029   23,595,867    10,370,101    41,721,638
   Transfers between investment options
     (including GIA/MVA), net......................   3,273,298   (1,738,998)   11,740,045    16,746,590
   Transfers for contract
     benefits and terminations.....................  (8,025,157)  (7,391,490)  (19,816,729)  (19,298,876)
   Contract maintenance charges....................    (391,023)    (221,721)   (1,018,737)     (762,653)
   Net change to contracts in payout period........      23,555       (5,657)        9,856        (5,171)
                                                    -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting
  from contract transactions.......................      20,702   14,238,001     1,284,536    38,401,528
                                                    -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets.....   3,334,691   22,978,076    11,831,022    43,948,779
Net assets at beginning of period..................  79,149,445   56,171,369   209,018,076   165,069,297
                                                    -----------  -----------  ------------  ------------
Net assets at end of period........................ $82,484,136  $79,149,445  $220,849,098  $209,018,076
                                                    ===========  ===========  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                          Federated High              Fidelity VIP
                                                       Income Bond Fund II -          Contrafund(R)
                                                          Primary Shares        Portfolio - Service Class
                                                     ------------------------  --------------------------
                                                         2007         2006         2007          2006
                                                     -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $ 1,622,015  $ 1,655,138  $   (585,496) $   (196,511)
   Realized gains (losses)..........................      (2,579)     (28,277)   28,910,047     8,163,434
   Unrealized appreciation (depreciation) during
     the year.......................................  (1,102,362)     418,503   (11,990,435)      990,372
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets from
  operations........................................     517,074    2,045,364    16,334,116     8,957,295
                                                     -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners...........     713,466      603,492     2,980,576     4,230,344
   Transfers between investment options
     (including GIA/MVA), net.......................     (83,558)   1,777,518    12,138,048    13,044,333
   Transfers for contract benefits and
     terminations...................................  (3,510,193)  (3,831,865)  (17,663,833)  (10,702,935)
   Contract maintenance charges.....................     (49,608)     (67,183)     (231,017)     (191,059)
   Net change to contracts in payout period.........        (300)         108         1,813        (9,799)
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (2,930,193)  (1,517,930)   (2,774,413)    6,370,884
                                                     -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets......  (2,413,119)     527,434    13,559,703    15,328,179
Net assets at beginning of period...................  23,709,237   23,181,803   100,303,482    84,975,303
                                                     -----------  -----------  ------------  ------------
Net assets at end of period......................... $21,296,118  $23,709,237  $113,863,185  $100,303,482
                                                     ===========  ===========  ============  ============


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Fidelity VIP Growth
                                                           Opportunities           Fidelity VIP Growth
                                                     Portfolio - Service Class  Portfolio - Service Class
                                                     -------------------------  ------------------------
                                                         2007          2006         2007         2006
                                                     ------------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $   (933,715) $  (256,849) $  (274,197) $  (386,287)
   Realized gains (losses)..........................      106,991        9,861    2,022,842    1,066,158
   Unrealized appreciation (depreciation) during
     the year.......................................   14,136,266    2,415,192    6,964,608    1,262,500
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................   13,309,542    2,168,204    8,713,253    1,942,371
                                                     ------------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   34,748,538   18,220,029      661,614      649,165
   Transfers between investment options
     (including GIA/MVA), net.......................   15,342,255    7,866,320      903,044   (1,759,015)
   Transfers for contract benefits and
     terminations...................................   (3,833,671)  (1,752,890)  (4,964,201)  (5,040,945)
   Contract maintenance charges.....................     (285,944)     (92,080)    (141,556)    (175,715)
   Net change to contracts in payout period.........          782       (1,002)       3,006          (25)
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   45,971,960   24,240,377   (3,538,093)  (6,326,535)
                                                     ------------  -----------  -----------  -----------
       Total increase (decrease) in net assets......   59,281,502   26,408,581    5,175,160   (4,384,164)
Net assets at beginning of period...................   42,653,717   16,245,136   36,133,989   40,518,153
                                                     ------------  -----------  -----------  -----------
Net assets at end of period......................... $101,935,219  $42,653,717  $41,309,149  $36,133,989
                                                     ============  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                      Fidelity VIP Investment     Franklin Income
                                                      Grade Bond Portfolio -     Securities Fund -
                                                        Service Class                 Class 2
                                                      ----------------------- -----------------------
                                                          2007        2006        2007        2006
                                                       -----------    ----    -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $  (131,422)    $--     $   454,199  $  (14,955)
   Realized gains (losses)...........................       1,326      --         160,432       9,967
   Unrealized appreciation (depreciation) during the
     year............................................     619,112      --        (963,468)    387,475
                                                       -----------    ---     -----------  ----------
Net increase (decrease) in net assets from operations     489,016      --        (348,837)    382,487
                                                       -----------    ---     -----------  ----------
Contract transactions:
   Payments received from contract owners............  16,858,538      --      26,972,888   4,885,093
   Transfers between investment options (including
     GIA/MVA), net...................................  10,257,947      --      16,382,705   4,005,850
   Transfers for contract benefits and terminations..    (706,376)     --      (2,705,209)   (287,528)
   Contract maintenance charges......................      (8,862)     --         (49,347)     (3,001)
   Net change to contracts in payout period..........         339      --              --          --
                                                       -----------    ---     -----------  ----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  26,401,586      --      40,601,037   8,600,414
                                                       -----------    ---     -----------  ----------
       Total increase (decrease) in net assets.......  26,890,602      --      40,252,200   8,982,901
Net assets at beginning of period....................          --      --       8,982,901          --
                                                       -----------    ---     -----------  ----------
Net assets at end of period.......................... $26,890,602     $--     $49,235,101  $8,982,901
                                                       ===========    ===     ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                        Lord Abbett
                                                          Lazard Retirement           Bond-Debenture
                                                      Small Cap - Service Shares   Portfolio - Class VC
                                                      ------------------------   ------------------------
                                                          2007          2006         2007         2006
                                                      -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (52,263)  $   (69,350) $   716,941  $   705,829
   Realized gains (losses)...........................   1,451,076       520,188      145,732       35,813
   Unrealized appreciation (depreciation) during the
     year............................................  (1,669,666)      186,715     (138,842)     413,504
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in net assets from operations    (270,853)      637,553      723,831    1,155,146
                                                      -----------   -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners............      20,641       246,865      405,891      328,082
   Transfers between investment options (including
     GIA/MVA), net...................................    (434,383)   (1,298,207)   1,474,799    1,467,843
   Transfers for contract benefits and terminations..    (740,038)     (736,712)  (2,952,419)  (2,221,705)
   Contract maintenance charges......................     (17,413)      (17,573)     (56,578)     (50,893)
   Net change to contracts in payout period..........         (11)         (161)       1,414        8,030
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  (1,171,204)   (1,805,788)  (1,126,893)    (468,643)
                                                      -----------   -----------  -----------  -----------
       Total increase (decrease) in net assets.......  (1,442,057)   (1,168,235)    (403,062)     686,503
Net assets at beginning of period....................   4,402,644     5,570,879   16,071,577   15,385,074
                                                      -----------   -----------  -----------  -----------
Net assets at end of period.......................... $ 2,960,587   $ 4,402,644  $15,668,515  $16,071,577
                                                      ===========   ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                         Lord Abbett Growth         Lord Abbett Mid-Cap
                                                       and Income Portfolio -        Value Portfolio -
                                                              Class VC                   Class VC
                                                     --------------------------  ------------------------
                                                         2007          2006          2007         2006
                                                     ------------  ------------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $     31,790  $     67,011  $  (182,029) $  (182,224)
   Realized gains (losses)..........................   11,566,006     4,402,957    2,501,589    1,647,634
   Unrealized appreciation (depreciation) during
     the year.......................................   (8,977,465)   11,979,394   (2,331,822)     476,173
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................    2,620,331    16,449,362      (12,262)   1,941,583
                                                     ------------  ------------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   28,313,056    22,860,896      590,486      549,702
   Transfers between investment options
     (including GIA/MVA), net.......................   17,005,927     5,557,669     (647,542)  (1,604,041)
   Transfers for contract benefits and
     terminations...................................  (13,601,464)  (11,357,011)  (3,019,593)  (3,134,651)
   Contract maintenance charges.....................     (638,387)     (468,395)     (51,918)     (61,287)
   Net change to contracts in payout period.........        3,190        (1,063)         122          579
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   31,082,322    16,592,096   (3,128,445)  (4,249,698)
                                                     ------------  ------------  -----------  -----------
       Total increase (decrease) in net assets......   33,702,653    33,041,458   (3,140,707)  (2,308,115)
Net assets at beginning of period...................  129,362,281    96,320,823   19,312,208   21,620,323
                                                     ------------  ------------  -----------  -----------
Net assets at end of period......................... $163,064,934  $129,362,281  $16,171,501  $19,312,208
                                                     ============  ============  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                Neuberger Berman AMT
                                                      Mutual Shares Securities  Fasciano Portfolio -
                                                           Fund - Class 2            S Class
                                                      ------------------------  -------------------
                                                          2007         2006       2007       2006
                                                      -----------  -----------   -------   -------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (33,583) $   (60,442) $  (676)   $  (231)
   Realized gains (losses)...........................   2,409,222    1,581,001      559        914
   Unrealized appreciation (depreciation) during the
     year............................................  (2,148,037)   4,995,401   (1,548)       618
                                                      -----------  -----------   -------   -------
Net increase (decrease) in net assets from operations     227,602    6,515,960   (1,665)     1,301
                                                      -----------  -----------   -------   -------
Contract transactions:
   Payments received from contract owners............  26,895,339    5,965,594    1,436      2,015
   Transfers between investment options
     (including GIA/MVA), net........................  11,313,572   11,118,934   23,027     33,436
   Transfers for contract benefits and terminations..  (8,602,037)  (5,170,809)  (2,081)        --
   Contract maintenance charges......................    (128,826)     (90,546)     (10)        (3)
   Net change to contracts in payout period..........          47        1,216       --         --
                                                      -----------  -----------   -------   -------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  29,478,095   11,824,389   22,372     35,448
                                                      -----------  -----------   -------   -------
       Total increase (decrease) in net assets.......  29,705,697   18,340,349   20,707     36,749
Net assets at beginning of period....................  53,592,394   35,252,045   36,749         --
                                                      -----------  -----------   -------   -------
Net assets at end of period.......................... $83,298,091  $53,592,394  $57,456    $36,749
                                                      ===========  ===========   =======   =======

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                   Oppenheimer
                                                         Neuberger Berman            Capital
                                                      AMT Guardian Portfolio - Appreciation Fund/VA -
                                                             S Class              Service Shares
                                                      -----------------------  ---------------------
                                                          2007        2006        2007       2006
                                                      -----------   --------   ---------   --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (97,883)  $    150   $  (8,148)  $ (1,433)
   Realized gains (losses)...........................        (753)        62       5,923         19
   Unrealized appreciation (depreciation)
     during the year.................................     118,494     42,500      52,562     17,675
                                                      -----------   --------   ---------   --------
Net increase (decrease) in net assets from operations      19,858     42,712      50,337     16,261
                                                      -----------   --------   ---------   --------
Contract transactions:
   Payments received from contract owners............  19,766,407     49,677     132,483     11,521
   Transfers between investment options
     (including GIA/MVA), net........................   8,482,896    442,007     513,656    348,164
   Transfers for contract benefits and terminations..    (480,481)      (238)   (194,422)      (818)
   Contract maintenance charges......................      (8,360)      (351)       (398)       (94)
   Net change to contracts in payout period..........         (64)        --          --         --
                                                      -----------   --------   ---------   --------
Net increase (decrease) in net assets resulting
  from contract transactions.........................  27,760,398    491,095     451,319    358,773
                                                      -----------   --------   ---------   --------
       Total increase (decrease) in net assets.......  27,780,256    533,807     501,656    375,034
Net assets at beginning of period....................     533,807         --     375,034         --
                                                      -----------   --------   ---------   --------
Net assets at end of period.......................... $28,314,063   $533,807   $ 876,690   $375,034
                                                      ===========   ========   =========   ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Oppenheimer            Oppenheimer
                                                              Global               Main Street
                                                       Securities Fund/VA -    Small Cap Fund/VA -
                                                          Service Shares          Service Shares
                                                      ----------------------  ---------------------
                                                         2007        2006         2007       2006
                                                      ----------  ----------  -----------  --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (8,357) $   (3,439) $  (118,838) $ (1,224)
   Realized gains (losses)...........................     83,551       2,612       59,106       331
   Unrealized appreciation (depreciation) during the
     year............................................    (26,926)     68,119   (1,326,868)   17,128
                                                      ----------  ----------  -----------  --------
Net increase (decrease) in net assets from operations     48,268      67,292   (1,386,600)   16,235
                                                      ----------  ----------  -----------  --------
Contract transactions:
   Payments received from contract owners............    214,996     148,854   14,478,693    41,593
   Transfers between investment options (including
     GIA/MVA), net...................................  1,310,392     967,293    7,462,019   366,411
   Transfers for contract benefits and terminations..   (449,716)    (20,647)    (504,332)   (1,143)
   Contract maintenance charges......................     (2,812)       (295)      (7,848)      (80)
   Net change to contracts in payout period..........         --          --          (24)       --
                                                      ----------  ----------  -----------  --------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  1,072,860   1,095,205   21,428,508   406,781
                                                      ----------  ----------  -----------  --------
       Total increase (decrease) in net assets.......  1,121,128   1,162,497   20,041,908   423,016
Net assets at beginning of period....................  1,162,497          --      423,016        --
                                                      ----------  ----------  -----------  --------
Net assets at end of period.......................... $2,283,625  $1,162,497  $20,464,924  $423,016
                                                      ==========  ==========  ===========  ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                         Phoenix Capital             Phoenix Growth
                                                          Growth Series             and Income Series
                                                   --------------------------  --------------------------
                                                       2007          2006          2007          2006
                                                   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)................... $   (992,947) $   (860,005) $   (409,151) $   (146,192)
   Realized gains (losses)........................   (1,340,476)   (8,188,476)    5,001,589     1,102,645
   Unrealized appreciation (depreciation)
     during the year..............................   10,786,510     9,782,072     1,038,637    13,125,219
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets from
  operations......................................    8,453,087       733,591     5,631,075    14,081,672
                                                   ------------  ------------  ------------  ------------
Contract transactions:
   Payments received from contract owners.........    1,795,609     1,568,683     3,016,580    11,769,302
   Transfers between investment options
     (including GIA/MVA), net.....................   (6,688,698)   23,847,309      (928,674)    5,492,548
   Transfers for contract benefits and
     terminations.................................  (15,509,159)  (15,169,099)  (13,458,768)  (12,619,716)
   Contract maintenance charges...................     (230,932)     (205,147)     (464,328)     (379,770)
   Net change to contracts in payout period.......       (1,207)         (588)          762          (886)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from contract transactions......................  (20,634,387)   10,041,158   (11,834,428)    4,261,478
                                                   ------------  ------------  ------------  ------------
       Total increase (decrease) in net
         assets...................................  (12,181,300)   10,774,749    (6,203,353)   18,343,150
Net assets at beginning of period.................   97,738,028    86,963,279   108,400,948    90,057,798
                                                   ------------  ------------  ------------  ------------
Net assets at end of period....................... $ 85,556,728  $ 97,738,028  $102,197,595  $108,400,948
                                                   ============  ============  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                          Phoenix Mid-Cap
                                                           Growth Series       Phoenix Money Market Series
                                                     ------------------------  --------------------------
                                                         2007         2006         2007          2006
                                                     -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (449,041) $  (300,490) $  2,560,280  $  2,048,928
   Realized gains (losses)..........................     608,123   (1,123,135)           --            --
   Unrealized appreciation (depreciation) during
     the year.......................................   5,688,396    1,433,192            --            --
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets from
  operations........................................   5,847,478        9,567     2,560,280     2,048,928
                                                     -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners...........     593,271      576,569    10,196,579    14,106,036
   Transfers between investment options
     (including GIA/MVA), net.......................  (3,991,447)  19,221,615    32,935,604    25,485,301
   Transfers for contract benefits and
     terminations...................................  (5,745,358)  (3,802,821)  (33,431,245)  (28,270,279)
   Contract maintenance charges.....................     (82,681)     (79,894)     (516,121)     (286,434)
   Net change to contracts in payout period.........          53          160         2,204         3,333
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (9,226,162)  15,915,629     9,187,021    11,037,957
                                                     -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets......  (3,378,684)  15,925,196    11,747,301    13,086,885
Net assets at beginning of period...................  36,076,023   20,150,827    69,316,665    56,229,780
                                                     -----------  -----------  ------------  ------------
Net assets at end of period......................... $32,697,339  $36,076,023  $ 81,063,966  $ 69,316,665
                                                     ===========  ===========  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix Multi-Sector       Phoenix Multi-Sector
                                                         Fixed Income Series      Short Term Bond Series
                                                     --------------------------  ------------------------
                                                         2007          2006          2007         2006
                                                     ------------  ------------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  4,905,013  $  4,412,668  $ 1,103,716  $ 1,007,456
   Realized gains (losses)..........................     (181,540)     (480,006)      75,852       17,439
   Unrealized appreciation (depreciation) during
     the year.......................................   (2,065,005)    1,884,468     (414,917)     341,930
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................    2,658,468     5,817,130      764,651    1,366,825
                                                     ------------  ------------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   16,963,460     7,188,721    1,267,605      953,585
   Transfers between investment options
     (including GIA/MVA), net.......................   12,510,203     4,951,052    1,553,639      286,767
   Transfers for contract benefits and
     terminations...................................  (18,462,799)  (15,952,559)  (6,835,370)  (4,351,100)
   Contract maintenance charges.....................     (332,601)     (274,718)     (62,956)     (66,953)
   Net change to contracts in payout period.........        5,698        (6,572)      (1,122)       7,438
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   10,683,961    (4,094,076)  (4,078,204)  (3,170,263)
                                                     ------------  ------------  -----------  -----------
       Total increase (decrease) in net assets......   13,342,429     1,723,054   (3,313,553)  (1,803,438)
Net assets at beginning of period...................  111,464,265   109,741,211   32,636,961   34,440,399
                                                     ------------  ------------  -----------  -----------
Net assets at end of period......................... $124,806,694  $111,464,265  $29,323,408  $32,636,961
                                                     ============  ============  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix Strategic           Phoenix-Aberdeen
                                                        Allocation Series         International Series
                                                   --------------------------  --------------------------
                                                       2007          2006          2007          2006
                                                   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)................... $    817,006  $    945,003  $    951,902  $  1,330,309
   Realized gains (losses)........................    3,498,588     9,318,050    17,225,048       433,494
   Unrealized appreciation (depreciation)
     during the year..............................   (1,093,303)   (1,731,785)   17,070,849    24,280,993
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets from
  operations......................................    3,222,291     8,531,268    35,247,799    26,044,796
                                                   ------------  ------------  ------------  ------------
Contract transactions:
   Payments received from contract owners.........    1,549,425     1,806,411    48,854,926    15,927,161
   Transfers between investment options
     (including GIA/MVA), net.....................   (4,008,033)  (10,305,341)   11,626,927   151,460,404
   Transfers for contract benefits and
     terminations.................................  (13,688,290)  (15,552,819)  (23,209,073)  (11,211,331)
   Contract maintenance charges...................     (121,607)     (155,375)   (1,130,725)     (290,176)
   Net change to contracts in payout period.......          749        16,594         4,938           560
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from contract transactions......................  (16,267,756)  (24,190,530)   36,146,993   155,886,618
                                                   ------------  ------------  ------------  ------------
       Total increase (decrease) in net
         assets...................................  (13,045,465)  (15,659,262)   71,394,792   181,931,414
Net assets at beginning of period.................   76,076,875    91,736,137   245,476,253    63,544,839
                                                   ------------  ------------  ------------  ------------
Net assets at end of period....................... $ 63,031,410  $ 76,076,875  $316,871,045  $245,476,253
                                                   ============  ============  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                      Phoenix-Alger Small-Cap  Phoenix-Duff & Phelps Real
                                                           Growth Series        Estate Securities Series
                                                     ------------------------  --------------------------
                                                         2007         2006         2007          2006
                                                     -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (470,079) $  (262,538) $   (101,922) $    (17,116)
   Realized gains (losses)..........................   6,876,767      131,607    14,367,079    10,524,487
   Unrealized appreciation (depreciation) during
     the year.......................................  (1,560,162)   3,391,312   (31,132,694)   17,409,048
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets from
  operations........................................   4,846,526    3,260,381   (16,867,537)   27,916,419
                                                     -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners...........     667,476      604,353    14,853,130    11,850,329
   Transfers between investment options
     (including GIA/MVA), net.......................  (3,448,589)  18,610,054   (12,164,616)    6,412,947
   Transfers for contract benefits and
     terminations...................................  (4,363,633)  (2,128,377)  (13,072,525)  (11,762,761)
   Contract maintenance charges.....................    (107,675)     (73,650)     (311,732)     (253,473)
   Net change to contracts in payout period.........       1,331         (288)       (2,838)        1,626
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (7,251,090)  17,012,092   (10,698,581)    6,248,668
                                                     -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets......  (2,404,564)  20,272,473   (27,566,118)   34,165,087
Net assets at beginning of period...................  35,811,176   15,538,703   110,320,455    76,155,368
                                                     -----------  -----------  ------------  ------------
Net assets at end of period......................... $33,406,612  $35,811,176  $ 82,754,337  $110,320,455
                                                     ===========  ===========  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix-S&P Dynamic      Phoenix-S&P Dynamic
                                                      Asset Allocation Series:     Asset Allocation
                                                         Aggressive Growth          Series: Growth
                                                      -----------------------  -----------------------
                                                          2007        2006         2007        2006
                                                      -----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $     9,009  $   36,501  $    93,081  $   42,464
   Realized gains (losses)...........................     238,541        (225)     201,771     (14,711)
   Unrealized appreciation (depreciation) during the
     year............................................     400,249     593,009      492,629     470,841
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in net assets from operations     647,799     629,285      787,481     498,594
                                                      -----------  ----------  -----------  ----------
Contract transactions:
   Payments received from contract owners............   6,716,153   6,138,940   10,322,379   9,770,664
   Transfers between investment options
     (including GIA/MVA), net........................   2,984,571   2,421,774    7,138,181    (941,566)
   Transfers for contract benefits and terminations..    (921,354)   (192,029)  (1,107,479)   (662,688)
   Contract maintenance charges......................     (79,647)       (600)     (44,416)     (1,108)
   Net change to contracts in payout period..........          --          --       (1,767)    (47,467)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................   8,699,723   8,368,085   16,306,898   8,117,835
                                                      -----------  ----------  -----------  ----------
       Total increase (decrease) in net assets.......   9,347,522   8,997,370   17,094,379   8,616,429
Net assets at beginning of period....................   8,997,370          --    8,616,429          --
                                                      -----------  ----------  -----------  ----------
Net assets at end of period.......................... $18,344,892  $8,997,370  $25,710,808  $8,616,429
                                                      ===========  ==========  ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix-S&P Dynamic     Phoenix-S&P Dynamic
                                                         Asset Allocation     Asset Allocation Series:
                                                         Series: Moderate         Moderate Growth
                                                      ----------------------  -----------------------
                                                         2007        2006         2007        2006
                                                      ----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   61,557  $   27,753  $    79,828  $   49,367
   Realized gains (losses)...........................     96,556        (631)     237,559       9,613
   Unrealized appreciation (depreciation) during
     the year........................................    126,402      94,363      370,054     311,333
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in net assets from operations    284,515     121,485      687,441     370,313
                                                      ----------  ----------  -----------  ----------
Contract transactions:
   Payments received from contract owners............    777,126   1,205,790    4,926,269   3,589,897
   Transfers between investment options (including
     GIA/MVA), net...................................  2,834,294   1,884,170    3,605,042   3,100,821
   Transfers for contract benefits and terminations..   (860,970)   (131,895)  (1,642,043)   (171,680)
   Contract maintenance charges......................    (20,963)     (4,082)     (33,482)     (3,492)
   Net change to contracts in payout period..........         --          --           --          --
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  2,729,487   2,953,983    6,855,786   6,515,546
                                                      ----------  ----------  -----------  ----------
       Total increase (decrease) in net assets.......  3,014,002   3,075,468    7,543,227   6,885,859
Net assets at beginning of period....................  3,075,468          --    6,885,859          --
                                                      ----------  ----------  -----------  ----------
Net assets at end of period.......................... $6,089,470  $3,075,468  $14,429,086  $6,885,859
                                                      ==========  ==========  ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     Phoenix-Sanford Bernstein  Phoenix-Sanford Bernstein
                                                        Mid-Cap Value Series     Small-Cap Value Series
                                                     -------------------------  ------------------------
                                                         2007          2006         2007         2006
                                                     ------------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $   (993,083) $  (634,711) $  (625,182) $  (454,677)
   Realized gains (losses)..........................   11,636,330   10,501,539    6,483,521    7,428,464
   Unrealized appreciation (depreciation) during
     the year.......................................  (10,260,629)  (1,423,170)  (7,134,736)  (1,175,324)
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................      382,618    8,443,658   (1,276,397)   5,798,463
                                                     ------------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   15,384,873   11,030,116    2,403,128    8,383,872
   Transfers between investment options
     (including GIA/MVA), net.......................    4,122,153   (4,337,879)     143,462   (1,363,134)
   Transfers for contract benefits and
     terminations...................................   (9,427,238)  (9,073,424)  (5,599,388)  (5,257,504)
   Contract maintenance charges.....................     (231,893)    (191,975)    (162,402)    (115,633)
   Net change to contracts in payout period.........        2,817         (582)         216          357
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................    9,850,712   (2,573,744)  (3,214,984)   1,647,958
                                                     ------------  -----------  -----------  -----------
       Total increase (decrease) in net assets......   10,233,330    5,869,914   (4,491,381)   7,446,421
Net assets at beginning of period...................   71,158,465   65,288,551   45,913,247   38,466,826
                                                     ------------  -----------  -----------  -----------
Net assets at end of period......................... $ 81,391,795  $71,158,465  $41,421,866  $45,913,247
                                                     ============  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                         Phoenix-Van Kampen      Phoenix-Van Kampen Equity
                                                           Comstock Series            500 Index Series
                                                     --------------------------  -------------------------
                                                         2007          2006          2007          2006
                                                     ------------  ------------  ------------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $     76,622  $    158,105  $   (345,031) $  (295,694)
   Realized gains (losses)..........................    2,534,112     9,971,865     3,132,204    1,089,063
   Unrealized appreciation (depreciation) during
     the year.......................................   (3,853,673)   (1,018,034)     (811,995)   4,987,054
                                                     ------------  ------------  ------------  -----------
Net increase (decrease) in net assets from
  operations........................................   (1,242,939)    9,111,936     1,975,178    5,780,423
                                                     ------------  ------------  ------------  -----------
Contract transactions:
   Payments received from contract owners...........    1,113,419       896,679     5,506,838      606,838
   Transfers between investment options
     (including GIA/MVA), net.......................   (3,262,630)   (3,765,158)   (2,675,833)  17,765,426
   Transfers for contract benefits and
     terminations...................................   (7,706,541)   (8,096,984)  (13,844,266)  (8,763,743)
   Contract maintenance charges.....................     (114,140)     (148,245)      (78,248)     (46,191)
   Net change to contracts in payout period.........           50           725        10,871       28,844
                                                     ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   (9,969,842)  (11,112,983)  (11,080,638)   9,591,174
                                                     ------------  ------------  ------------  -----------
       Total increase (decrease) in net assets......  (11,212,781)   (2,001,047)   (9,105,460)  15,371,597
Net assets at beginning of period...................   51,685,007    53,686,054    64,412,217   49,040,620
                                                     ------------  ------------  ------------  -----------
Net assets at end of period......................... $ 40,472,226  $ 51,685,007  $ 55,306,757  $64,412,217
                                                     ============  ============  ============  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                       PIMCO VIT Commodity
                                                       RealReturn Strategy      PIMCO VIT Real Return
                                                      Portfolio - Advisor Class Portfolio - Advisor Class
                                                      ------------------------  ------------------------
                                                          2007         2006        2007         2006
                                                       -----------   --------    ----------    --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   403,950    $ 10,300   $   32,034    $  7,205
   Realized gains (losses)...........................         949       4,573      (45,577)     17,517
   Unrealized appreciation (depreciation) during
     the year........................................   1,875,191     (32,348)      67,597     (22,122)
                                                       -----------   --------    ----------    --------
Net increase (decrease) in net assets from operations   2,280,090     (17,475)      54,054       2,600
                                                       -----------   --------    ----------    --------
Contract transactions:
   Payments received from contract owners............  10,273,205      90,320       95,585      34,057
   Transfers between investment options (including
     GIA/MVA), net...................................   7,826,072     395,604    1,238,127     498,864
   Transfers for contract benefits and terminations..    (345,038)     (7,023)     (48,561)     (5,589)
   Contract maintenance charges......................      (7,084)       (120)      (1,254)       (168)
   Net change to contracts in payout period..........          (6)         --           --          --
                                                       -----------   --------    ----------    --------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  17,747,149     478,781    1,283,897     527,164
                                                       -----------   --------    ----------    --------
       Total increase (decrease) in net assets.......  20,027,239     461,306    1,337,951     529,764
Net assets at beginning of period....................     461,306          --      529,764          --
                                                       -----------   --------    ----------    --------
Net assets at end of period.......................... $20,488,545    $461,306   $1,867,715    $529,764
                                                       ===========   ========    ==========    ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                Rydex Variable Trust Inverse
                                                      PIMCO VIT Total Return      Government Long Bond
                                                      Portfolio - Advisor Class       Strategy Fund
                                                      ------------------------  ---------------------------
                                                         2007         2006          2007           2006
                                                      ----------   ----------    -----------   -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $  173,086   $   46,233   $    88,009    $    97,382
   Realized gains (losses)...........................    (35,841)      27,753      (200,380)      (334,612)
   Unrealized appreciation (depreciation) during
     the year........................................    216,660      (15,350)      (55,243)       714,017
                                                      ----------   ----------    -----------   -----------
Net increase (decrease) in net assets from operations    353,905       58,636      (167,614)       476,787
                                                      ----------   ----------    -----------   -----------
Contract transactions:
   Payments received from contract owners............    169,847      132,039        32,335         69,173
   Transfers between investment options
     (including GIA/MVA), net........................    433,463    5,418,763      (765,067)    (1,548,208)
   Transfers for contract benefits and terminations..   (778,917)     (76,730)     (816,353)    (1,624,918)
   Contract maintenance charges......................    (19,392)      (7,150)       (9,923)       (15,609)
   Net change to contracts in payout period..........         --           --           143         12,040
                                                      ----------   ----------    -----------   -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................   (194,999)   5,466,922    (1,558,865)    (3,107,522)
                                                      ----------   ----------    -----------   -----------
       Total increase (decrease) in net assets.......    158,906    5,525,558    (1,726,479)    (2,630,735)
Net assets at beginning of period....................  5,525,558           --     4,596,909      7,227,644
                                                      ----------   ----------    -----------   -----------
Net assets at end of period.......................... $5,684,464   $5,525,558   $ 2,870,430    $ 4,596,909
                                                      ==========   ==========    ===========   ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                           Rydex Variable        Rydex Variable Trust
                                                          Trust Nova Fund        Sector Rotation Fund
                                                      -----------------------  ------------------------
                                                         2007         2006         2007         2006
                                                      ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (8,533) $   (22,438) $   (63,573) $  (102,568)
   Realized gains (losses)...........................    389,115      540,478      668,870      577,993
   Unrealized appreciation (depreciation) during the
     year............................................   (327,452)       6,112      289,718      107,051
                                                      ----------  -----------  -----------  -----------
Net increase (decrease) in net assets from operations     53,130      524,152      895,015      582,476
                                                      ----------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners............     49,894       29,686       65,833      358,279
   Transfers between investment options (including
     GIA/MVA), net...................................   (538,439)  (2,301,485)  (1,578,115)  (2,875,340)
   Transfers for contract benefits and terminations..   (471,467)    (400,787)    (466,245)    (901,909)
   Contract maintenance charges......................     (8,453)     (19,149)     (14,760)     (23,954)
   Net change to contracts in payout period..........         --           --           --           --
                                                      ----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................   (968,465)  (2,691,735)  (1,993,287)  (3,442,924)
                                                      ----------  -----------  -----------  -----------
       Total increase (decrease) in net assets.......   (915,335)  (2,167,583)  (1,098,272)  (2,860,448)
Net assets at beginning of period....................  3,055,775    5,223,358    5,489,937    8,350,385
                                                      ----------  -----------  -----------  -----------
Net assets at end of period.......................... $2,140,440  $ 3,055,775  $ 4,391,665  $ 5,489,937
                                                      ==========  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Sentinel Variable      Sentinel Variable
                                                              Products Balanced Fund Products Bond Fund
                                                              ---------------------- ------------------
                                                                2007        2006        2007      2006
                                                                --------    ----     ----------   ----
Increase (decrease) in net assets from operations:
   Net investment income (loss).............................. $  6,170      $--      $  165,304   $--
   Realized gains (losses)...................................   16,902       --             307    --
   Unrealized appreciation (depreciation) during the year....  (30,961)      --        (103,559)   --
                                                                --------    ---      ----------   ---
Net increase (decrease) in net assets from operations........   (7,889)      --          62,052    --
                                                                --------    ---      ----------   ---
Contract transactions:
   Payments received from contract owners....................       --       --       3,214,649    --
   Transfers between investment options (including GIA/
     MVA), net...............................................  311,449       --       1,391,849    --
   Transfers for contract benefits and terminations..........   (2,988)      --         (81,025)   --
   Contract maintenance charges..............................       --       --            (402)   --
   Net change to contracts in payout period..................       --       --              --    --
                                                                --------    ---      ----------   ---
Net increase (decrease) in net assets resulting from contract
  transactions...............................................  308,461       --       4,525,071    --
                                                                --------    ---      ----------   ---
       Total increase (decrease) in net assets...............  300,572       --       4,587,123    --
Net assets at beginning of period............................       --       --              --    --
                                                                --------    ---      ----------   ---
Net assets at end of period.................................. $300,572      $--      $4,587,123   $--
                                                                ========    ===      ==========   ===

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Sentinel Variable Sentinel Variable
                                                               Products Common  Products Mid Cap
                                                                 Stock Fund      Growth Fund
                                                              ----------------- -----------------
                                                                  2007     2006   2007      2006
                                                              -----------  ----  --------   ----
Increase (decrease) in net assets from operations:
   Net investment income (loss).............................. $   167,739  $--  $ (1,297)   $--
   Realized gains (losses)...................................     343,642   --      (441)    --
   Unrealized appreciation (depreciation) during the year....    (681,445)  --       684     --
                                                              -----------  ---   --------   ---
Net increase (decrease) in net assets from operations........    (170,064)  --    (1,054)    --
                                                              -----------  ---   --------   ---
Contract transactions:
   Payments received from contract owners....................  15,230,677   --    10,146     --
   Transfers between investment options (including GIA/MVA),
     net.....................................................   4,594,291   --   473,620     --
   Transfers for contract benefits and terminations..........    (252,857)  --    (5,675)    --
   Contract maintenance charges..............................      (1,525)  --        (9)    --
   Net change to contracts in payout period..................          --   --        --     --
                                                              -----------  ---   --------   ---
Net increase (decrease) in net assets resulting from contract
  transactions...............................................  19,570,586   --   478,082     --
                                                              -----------  ---   --------   ---
       Total increase (decrease) in net assets...............  19,400,522   --   477,028     --
Net assets at beginning of period............................          --   --        --     --
                                                              -----------  ---   --------   ---
Net assets at end of period.................................. $19,400,522  $--  $477,028    $--
                                                              ===========  ===   ========   ===

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Sentinel Variable   Templeton Developing
                                                               Products Small      Markets Securities
                                                                Company Fund         Fund - Class 2
                                                              ----------------  -----------------------
                                                                 2007      2006     2007        2006
                                                              ----------   ---- -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss).............................. $   11,648   $--  $    67,396  $   (7,870)
   Realized gains (losses)...................................    283,874    --      332,415      52,345
   Unrealized appreciation (depreciation) during the year....   (358,198)   --    1,209,862     893,125
                                                              ----------   ---  -----------  ----------
Net increase (decrease) in net assets from operations........    (62,676)   --    1,609,673     937,600
                                                              ----------   ---  -----------  ----------
Contract transactions:
   Payments received from contract owners....................  2,246,847    --      437,208     110,741
   Transfers between investment options (including GIA/
     MVA), net...............................................    947,065    --   10,973,203   1,818,646
   Transfers for contract benefits and terminations..........    (35,459)   --   (2,072,337)   (773,166)
   Contract maintenance charges..............................       (260)   --      (14,067)     (4,627)
   Net change to contracts in payout period..................         --    --           (6)         66
                                                              ----------   ---  -----------  ----------
Net increase (decrease) in net assets resulting from contract
  transactions...............................................  3,158,193    --    9,324,001   1,151,660
                                                              ----------   ---  -----------  ----------
       Total increase (decrease) in net assets...............  3,095,517    --   10,933,674   2,089,260
Net assets at beginning of period............................         --    --    5,723,730   3,634,470
                                                              ----------   ---  -----------  ----------
Net assets at end of period.................................. $3,095,517   $--  $16,657,404  $5,723,730
                                                              ==========   ===  ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     Templeton Foreign Securities  Templeton Global Asset
                                                          Fund - Class 2          Allocation Fund - Class 2
                                                     ---------------------------  -----------------------
                                                         2007           2006          2007         2006
                                                      -----------   -----------   -----------   ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $   289,231    $   (31,629)  $   810,747   $  283,559
   Realized gains (losses)..........................   2,675,136        128,014     1,196,087      333,165
   Unrealized appreciation (depreciation)
     during the year................................   2,178,100      6,628,741    (1,598,892)     272,136
                                                      -----------   -----------   -----------   ----------
Net increase (decrease) in net assets
  from operations...................................   5,142,467      6,725,126       407,942      888,860
                                                      -----------   -----------   -----------   ----------
Contract transactions:
   Payments received from contract owners...........   1,094,262        878,759        31,094       55,695
   Transfers between investment options
     (including GIA/MVA), net.......................  (1,477,097)     3,894,591       (48,592)    (168,332)
   Transfers for contract benefits and
     terminations...................................  (5,899,356)    (5,229,694)     (598,803)    (698,111)
   Contract maintenance charges.....................    (120,835)      (126,832)       (3,369)      (4,034)
   Net change to contracts in payout period.........         605            298            --           --
                                                      -----------   -----------   -----------   ----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (6,402,421)      (582,878)     (619,670)    (814,782)
                                                      -----------   -----------   -----------   ----------
       Total increase (decrease) in net assets......  (1,259,954)     6,142,248      (211,728)      74,078
Net assets at beginning of period...................  41,892,650     35,750,402     5,056,101    4,982,023
                                                      -----------   -----------   -----------   ----------
Net assets at end of period......................... $40,632,696    $41,892,650   $ 4,844,373   $5,056,101
                                                      ===========   ===========   ===========   ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                    Van Kampen UIF
                                                      Templeton Growth Securities  Equity and Income
                                                           Fund - Class 2         Portfolio - Class II
                                                      --------------------------  ------------------
                                                          2007          2006        2007       2006
                                                      -----------   -----------   --------   --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (87,320)  $   (35,497)  $    805   $   (475)
   Realized gains (losses)...........................   3,069,855     2,871,945      8,600      1,902
   Unrealized appreciation (depreciation) during
     the year........................................  (3,106,805)    4,840,955    (10,371)     7,178
                                                      -----------   -----------   --------   --------
Net increase (decrease) in net assets from operations    (124,270)    7,677,403       (966)     8,605
                                                      -----------   -----------   --------   --------
Contract transactions:
   Payments received from contract owners............  26,147,035     5,470,118     44,277     15,960
   Transfers between investment options
     (including GIA/MVA), net........................   8,398,706     1,467,828    362,833    216,858
   Transfers for contract benefits and terminations..  (8,203,444)   (6,645,322)   (42,561)   (42,631)
   Contract maintenance charges......................    (120,652)      (68,768)      (203)    (2,102)
   Net change to contracts in payout period..........         947           714         --         --
                                                      -----------   -----------   --------   --------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  26,222,592       224,570    364,346    188,085
                                                      -----------   -----------   --------   --------
       Total increase (decrease) in net assets.......  26,098,322     7,901,973    363,380    196,690
Net assets at beginning of period....................  48,506,388    40,604,415    196,690         --
                                                      -----------   -----------   --------   --------
Net assets at end of period.......................... $74,604,710   $48,506,388   $560,070   $196,690
                                                      ===========   ===========   ========   ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     Wanger International Select Wanger International Small Cap
                                                     --------------------------  -----------------------------
                                                         2007          2006          2007            2006
                                                     -----------   -----------    ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (163,698)  $  (210,560)  $   (658,069)   $   (939,661)
   Realized gains (losses)..........................   3,403,621       685,569     18,672,576       7,941,803
   Unrealized appreciation (depreciation) during
     the year.......................................   1,209,191     5,270,169      1,999,381      30,756,144
                                                     -----------   -----------    ------------   ------------
Net increase (decrease) in net assets from
  operations........................................   4,449,114     5,745,178     20,013,888      37,758,286
                                                     -----------   -----------    ------------   ------------
Contract transactions:
   Payments received from contract owners...........   1,369,518     1,308,147     12,752,570       9,535,503
   Transfers between investment options
     (including GIA/MVA), net.......................   1,738,760     3,140,510     (5,429,331)     (3,096,874)
   Transfers for contract benefits and
     terminations...................................  (3,754,960)   (2,354,698)   (18,999,505)    (17,796,177)
   Contract maintenance charges.....................     (60,246)      (45,594)      (343,812)       (302,934)
   Net change to contracts in payout period.........          --           208           (441)           (104)
                                                     -----------   -----------    ------------   ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................    (706,928)    2,048,573    (12,020,519)    (11,660,586)
                                                     -----------   -----------    ------------   ------------
       Total increase (decrease) in net assets......   3,742,186     7,793,751      7,993,369      26,097,700
Net assets at beginning of period...................  22,576,110    14,782,359    137,774,101     111,676,401
                                                     -----------   -----------    ------------   ------------
Net assets at end of period......................... $26,318,296   $22,576,110   $145,767,470    $137,774,101
                                                     ===========   ===========    ============   ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                           Wanger Select       Wanger U.S. Smaller Companies
                                                     ------------------------  ----------------------------
                                                         2007         2006         2007           2006
                                                     -----------  -----------  ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (402,165) $  (238,474) $ (1,391,350)  $ (1,295,598)
   Realized gains (losses)..........................   1,276,537    1,091,197    15,243,056     16,503,845
   Unrealized appreciation (depreciation) during
     the year.......................................   1,303,691    3,234,944    (9,105,744)    (7,644,829)
                                                     -----------  -----------  ------------   ------------
Net increase (decrease) in net assets from
  operations........................................   2,178,063    4,087,667     4,745,962      7,563,418
                                                     -----------  -----------  ------------   ------------
Contract transactions:
   Payments received from contract owners...........   1,495,184      935,707     2,208,656      2,837,021
   Transfers between investment options
     (including GIA/MVA), net.......................   1,906,345    4,798,571    (6,315,939)    (9,676,549)
   Transfers for contract benefits and
     terminations...................................  (4,259,483)  (2,841,564)  (18,302,606)   (21,153,543)
   Contract maintenance charges.....................     (61,948)     (55,421)     (190,423)      (252,913)
   Net change to contracts in payout period.........         589       (1,460)       (1,529)        (4,740)
                                                     -----------  -----------  ------------   ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................    (919,313)   2,835,833   (22,601,841)   (28,250,724)
                                                     -----------  -----------  ------------   ------------
       Total increase (decrease) in net assets......   1,258,750    6,923,500   (17,855,879)   (20,687,306)
Net assets at beginning of period...................  27,833,162   20,909,662   110,680,545    131,367,851
                                                     -----------  -----------  ------------   ------------
Net assets at end of period......................... $29,091,912  $27,833,162  $ 92,824,666   $110,680,545
                                                     ===========  ===========  ============   ============

                       See Notes to Financial Statements

                       PHL VARIABLE ACCUMULATION ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

   The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 60 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

   The Separate Account invests in the following investment options:

   AIM V.I. Capital Appreciation Fund - Class I
   AIM V.I. Core Equity Fund - Class I
   AIM V.I. Mid Cap Core Equity Fund - Class I
   Alger American Leveraged AllCap Portfolio - Class O
   DWS Equity 500 Index Fund VIP - Class A
   Federated Fund for U.S. Government Securities II
   Federated High Income Bond Fund II - Primary Shares
   Fidelity VIP Contrafund(R) Portfolio - Service Class
   Fidelity VIP Growth Opportunities Portfolio - Service Class
   Fidelity VIP Growth Portfolio - Service Class
   Fidelity VIP Investment Grade Bond Portfolio - Service Class
   Franklin Income Securities Fund - Class 2
   Lazard Retirement Small Cap Portfolio - Service Shares
   Lord Abbett Bond-Debenture Portfolio - Class VC
   Lord Abbett Growth and Income Portfolio - Class VC
   Lord Abbett Mid-Cap Value Portfolio - Class VC
   Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton
     Variable Insurance Products Trust)
   Neuberger Berman AMT Fasciano Portfolio - Class S
   Neuberger Berman AMT Guardian Portfolio - Class S
   Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Oppenheimer Global Securities Fund/VA - Service Shares
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Phoenix Capital Growth Series
   Phoenix Growth and Income Series
   Phoenix Mid-Cap Growth Series
   Phoenix Money Market Series
   Phoenix Multi-Sector Fixed Income Series
   Phoenix Multi-Sector Short Term Bond Series
   Phoenix Strategic Allocation Series
   Phoenix-Aberdeen International Series
   Phoenix-Alger Small-Cap Growth Series

                       PHL VARIABLE ACCUMULATION ACCOUNT

   Phoenix-Duff & Phelps Real Estate Securities Series
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth Phoenix-S&P Dynamic Asset Allocation Series: Growth
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth Phoenix-Sanford Bernstein Mid-Cap Value Series
   Phoenix-Sanford Bernstein Small-Cap Value Series
   Phoenix-Van Kampen Comstock Series
   Phoenix-Van Kampen Equity 500 Index Series
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class PIMCO VIT Real Return Portfolio - Advisor Class
   PIMCO VIT Total Return Portfolio - Advisor Class
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund Rydex Variable Trust Nova Fund
   Rydex Variable Trust Sector Rotation Fund
   Sentinel Variable Products Balanced Fund
   Sentinel Variable Products Bond Fund
   Sentinel Variable Products Common Stock Fund
   Sentinel Variable Products Mid Cap Growth Fund
   Sentinel Variable Products Small Company Fund
   Templeton Developing Markets Securities Fund - Class 2
   Templeton Foreign Securities Fund - Class 2
   Templeton Global Asset Allocation Fund - Class 2
   Templeton Growth Securities Fund - Class 2
   Van Kampen UIF Equity and Income Portfolio - Class II
   Wanger International Select
   Wanger International Small Cap
   Wanger Select
   Wanger U.S. Smaller Companies

   Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

   Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business PHL Variable may conduct.

                       PHL VARIABLE ACCUMULATION ACCOUNT

Note 2--Significant Accounting Policies


   The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

F. Fair Value Measurements: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

Note 3--Purchases and Proceeds from Sales of Investments

   The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Subaccount                                                           Purchases     Sales
----------                                                          ----------- -----------
    AIM V.I. Capital Appreciation Fund - Class I................... $ 8,429,215 $10,463,288
    AIM V.I. Core Equity Fund - Class I............................     488,494   2,949,357
    AIM V.I. Mid Cap Core Equity Fund - Class I....................     333,421   2,297,121
    Alger American Leveraged AllCap Portfolio - Class O............     248,977   4,852,307
    DWS Equity 500 Index Fund VIP - Class A........................  14,483,385  14,303,542
    Federated Fund for U.S. Government Securities II...............  39,955,921  31,925,614
    Federated High Income Bond Fund II - Primary Shares............   8,667,605   9,975,784
    Fidelity VIP Contrafund(R) Portfolio - Service Class...........  54,186,826  30,029,397
    Fidelity VIP Growth Opportunities Portfolio - Service Class....  52,728,067   7,689,816
    Fidelity VIP Growth Portfolio - Service Class..................   9,381,933  13,160,156
    Fidelity VIP Investment Grade Bond Portfolio - Service Class...  27,787,244   1,517,080
    Franklin Income Securities Fund - Class 2......................  46,520,856   5,302,447

                       PHL VARIABLE ACCUMULATION ACCOUNT

Subaccount                                                                Purchases       Sales
----------                                                              -------------- ------------
    Lazard Retirement Small Cap Portfolio - Service Shares............. $    1,519,998 $  1,382,197
    Lord Abbett Bond-Debenture Portfolio - Class VC....................      4,348,275    4,707,228
    Lord Abbett Growth and Income Portfolio - Class VC.................     64,238,202   21,995,947
    Lord Abbett Mid-Cap Value Portfolio - Class VC.....................      5,001,580    6,144,194
    Mutual Shares Securities Fund - Class 2............................     49,839,550   18,154,525
    Neuberger Berman AMT Fasciano Portfolio - S Class..................         76,340       54,245
    Neuberger Berman AMT Guardian Portfolio - S Class..................     28,720,489    1,057,972
    Oppenheimer Capital Appreciation Fund/VA - Service Shares..........        800,335      357,164
    Oppenheimer Global Securities Fund/VA - Service Shares.............      2,126,963      989,389
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares.........     22,426,314    1,056,391
    Phoenix Capital Growth Series......................................      3,230,673   24,858,006
    Phoenix Growth and Income Series...................................     15,111,309   24,773,681
    Phoenix Mid-Cap Growth Series......................................      8,067,969   17,743,175
    Phoenix Money Market Series........................................    109,615,328   97,868,022
    Phoenix Multi-Sector Fixed Income Series...........................     42,006,397   26,417,421
    Phoenix Multi-Sector Short Term Bond Series........................      8,127,006   11,101,493
    Phoenix Strategic Allocation Series................................      7,404,579   19,255,089
    Phoenix-Aberdeen International Series..............................    107,973,326   55,160,381
    Phoenix-Alger Small-Cap Growth Series..............................      8,352,570    9,692,518
    Phoenix-Duff & Phelps Real Estate Securities Series................     36,487,228   39,286,262
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth.....     10,792,258    1,931,090
    Phoenix-S&P Dynamic Asset Allocation Series: Growth................     18,771,992    2,208,786
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate..............      4,359,116    1,487,170
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth.......      9,994,258    2,894,699
    Phoenix-Sanford Bernstein Mid-Cap Value Series.....................     42,582,210   23,722,479
    Phoenix-Sanford Bernstein Small-Cap Value Series...................     12,818,513   10,911,986
    Phoenix-Van Kampen Comstock Series.................................      8,207,695   15,858,945
    Phoenix-Van Kampen Equity 500 Index Series.........................     11,974,995   23,400,648
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class...     19,225,941    1,074,839
    PIMCO VIT Real Return Portfolio - Advisor Class....................      3,757,534    2,437,597
    PIMCO VIT Total Return Portfolio - Advisor Class...................      3,264,465    3,286,377
    Rydex Variable Trust Inverse Government Long Bond Strategy Fund....        391,055    1,861,912
    Rydex Variable Trust Nova Fund.....................................        138,239    1,115,239
    Rydex Variable Trust Sector Rotation Fund..........................        414,755    2,146,068
    Sentinel Variable Products Balanced Fund...........................        335,295        3,681
    Sentinel Variable Products Bond Fund...............................      4,825,950      135,573
    Sentinel Variable Products Common Stock Fund.......................     20,456,505      374,074
    Sentinel Variable Products Mid Cap Growth Fund.....................        493,210       16,423
    Sentinel Variable Products Small Company Fund......................      3,504,825       51,226
    Templeton Developing Markets Securities Fund - Class 2.............     19,848,727    9,679,865
    Templeton Foreign Securities Fund - Class 2........................     19,717,681   23,926,347
    Templeton Global Asset Allocation Fund - Class 2...................      2,071,334      727,668
    Templeton Growth Securities Fund - Class 2.........................     48,733,144   20,137,219
    Van Kampen UIF Equity and Income Portfolio - Class II..............        452,484       79,000
    Wanger International Select........................................     11,296,245    9,356,979
    Wanger International Small Cap.....................................     40,156,605   41,252,866
    Wanger Select......................................................      8,146,443    8,944,863
    Wanger U.S. Smaller Companies......................................     10,023,855   28,322,729
                                                                        -------------- ------------
                                                                        $1,125,441,704 $753,867,557
                                                                        ============== ============

                       PHL VARIABLE ACCUMULATION ACCOUNT

Note 4--Changes in Units Outstanding


   The changes in units outstanding were as follows:

                                                For period ended December 31, 2007   For period ended December 31, 2006
                                               -----------------------------------  -----------------------------------
                                                 Units       Units     Net Increase   Units       Units     Net Increase
Subaccount                                       Issued     Redeemed    (Decrease)    Issued     Redeemed    (Decrease)
----------                                     ---------- -----------  ------------ ---------- -----------  ------------
AIM V.I. Capital Appreciation Fund -
 Class I......................................  3,835,127  (4,110,175)    (275,048) 10,216,826  (3,975,324)   6,241,502
AIM V.I. Core Equity Fund - Class I...........    287,397  (2,398,164)  (2,110,767) 22,944,072  (8,711,757)  14,232,315
AIM V.I. Mid Cap Core Equity Fund -
 Class I......................................    174,372  (1,748,627)  (1,574,255)    743,949  (2,367,324)  (1,623,375)
Alger American Leveraged AllCap
 Portfolio - Class O..........................    122,262  (2,318,232)  (2,195,970)  1,644,292  (4,127,831)  (2,483,539)
DWS Equity 500 Index Fund VIP -
 Class A......................................  5,481,238  (5,344,953)     136,285  15,702,512  (9,290,712)   6,411,800
Federated Fund for U.S. Government
 Securities II................................ 13,688,344 (12,237,968)   1,450,376  30,526,155 (11,525,171)  19,000,984
Federated High Income Bond Fund II -
 Primary Shares...............................  2,488,631  (3,469,715)    (981,084)  2,665,351  (3,216,008)    (550,657)
Fidelity VIP Contrafund(R) Portfolio - Service
 Class........................................  9,493,446  (9,329,160)     164,286  10,008,641  (7,584,586)   2,424,055
Fidelity VIP Growth Opportunities
 Portfolio - Service Class.................... 27,209,302  (2,947,291)  24,262,011  13,071,437  (1,507,450)  11,563,987
Fidelity VIP Growth Portfolio - Service
 Class........................................  5,382,381  (6,776,133)  (1,393,752)  1,855,240  (5,842,712)  (3,987,472)
Fidelity VIP Investment Grade Bond
 Portfolio - Service Class.................... 27,436,411  (1,338,254)  26,098,157          --          --           --
Franklin Income Securities Fund - Class 2..... 40,808,593  (4,283,036)  36,525,557   8,646,559    (527,101)   8,119,458
Lazard Retirement Small Cap Portfolio -
 Service Shares...............................    128,549  (1,064,531)    (935,982)    701,464  (2,283,467)  (1,582,003)
Lord Abbett Bond-Debenture Portfolio -
 Class VC.....................................  2,960,140  (3,963,408)  (1,003,268)  3,233,542  (3,700,893)    (467,351)
Lord Abbett Growth and Income Portfolio -
 Class VC..................................... 41,692,253 (16,079,742)  25,612,511  30,405,900 (15,709,111)  14,696,789
Lord Abbett Mid-Cap Value Portfolio - Class
 VC...........................................  2,183,231  (4,690,117)  (2,506,886)  2,792,606  (6,658,192)  (3,865,586)
Mutual Shares Securities Fund - Class 2....... 22,985,923  (6,087,803)  16,898,120   8,635,495  (3,420,718)   5,214,777
Neuberger Berman AMT Fasciano
 Portfolio - S Class..........................     75,481     (53,665)      21,816      38,140          (4)      38,136
Neuberger Berman AMT Guardian
 Portfolio - S Class.......................... 26,512,228    (827,391)  25,684,837     507,613      (1,664)     505,949
Oppenheimer Capital Appreciation
 Fund/VA - Service Shares.....................    708,740    (309,523)     399,217     369,618        (961)     368,657
Oppenheimer Global Securities
 Fund/VA - Service Shares.....................  1,838,036    (864,383)     973,653   1,252,276    (157,828)   1,094,448
Oppenheimer Main Street Small Cap
 Fund/VA - Service Shares..................... 21,906,896    (909,446)  20,997,450     434,687     (12,160)     422,527
Phoenix Capital Growth Series.................  2,101,732 (17,120,534) (15,018,802) 25,435,382 (20,764,923)   4,670,459
Phoenix Growth and Income Series..............  4,744,205 (10,635,188)  (5,890,983) 11,613,992 (11,362,354)     251,638
Phoenix Mid-Cap Growth Series.................  4,568,923  (9,842,927)  (5,274,004) 17,721,122  (7,809,079)   9,912,043
Phoenix Money Market Series................... 55,667,034 (51,341,609)   4,325,425  43,852,787 (37,380,774)   6,472,013
Phoenix Multi-Sector Fixed Income Series...... 17,705,737  (9,772,923)   7,932,814   7,451,787  (9,650,888)  (2,199,101)

                       PHL VARIABLE ACCUMULATION ACCOUNT

                                           For period ended December 31, 2007   For period ended December 31, 2006
                                          -----------------------------------  -----------------------------------
                                            Units       Units     Net Increase   Units       Units     Net Increase
Subaccount                                  Issued     Redeemed    (Decrease)    Issued     Redeemed    (Decrease)
----------                                ---------- -----------  ------------ ---------- -----------  ------------
Phoenix Multi-Sector Short Term Bond
 Series..................................  5,910,603  (9,577,551)  (3,666,948)  8,074,225 (11,024,461)  (2,950,236)
Phoenix Strategic Allocation Series......    878,708  (7,706,744)  (6,828,036)  1,165,809 (12,420,925) (11,255,116)
Phoenix-Aberdeen International Series.... 34,387,409 (16,033,121)  18,354,288  59,752,541 (14,190,073)  45,562,468
Phoenix-Alger Small-Cap Growth Series....    562,230  (2,201,341)  (1,639,111)  5,938,807  (1,582,986)   4,355,821
Phoenix-Duff & Phelps Real Estate
 Securities Series.......................  8,417,045  (5,903,612)   2,513,433   5,903,531  (4,599,446)   1,304,085
Phoenix-S&P Dynamic Asset Allocation
 Series: Aggressive Growth...............  9,107,702  (1,497,049)   7,610,653   8,361,821    (275,525)   8,086,296
Phoenix-S&P Dynamic Asset Allocation
 Series: Growth.......................... 16,385,523  (1,766,639)  14,618,884  12,404,054  (4,467,047)   7,937,007
Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate........................  3,886,876  (1,327,518)   2,559,358   3,195,084    (246,196)   2,948,888
Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate Growth.................  8,750,921  (2,466,236)   6,284,685   6,948,636    (531,218)   6,417,418
Phoenix-Sanford Bernstein Mid-Cap Value
 Series.................................. 12,460,839  (5,931,072)   6,529,767   5,797,117  (6,386,043)    (588,926)
Phoenix-Sanford Bernstein Small-Cap Value
 Series..................................  1,871,082  (2,393,300)    (522,218)  3,907,177  (3,201,941)     705,236
Phoenix-Van Kampen Comstock Series.......  2,066,636  (5,826,921)  (3,760,285)  1,790,724  (6,512,695)  (4,721,971)
Phoenix-Van Kampen Equity 500 Index
 Series..................................  5,395,495 (10,995,257)  (5,599,762) 11,107,998  (6,781,070)   4,326,928
PIMCO VIT CommodityRealReturn Strategy
 Portfolio - Advisor Class............... 18,111,061    (902,918)  17,208,143     673,529    (192,167)     481,362
PIMCO VIT Real Return Portfolio - Advisor
 Class...................................  3,423,413  (2,250,972)   1,172,441     709,345    (187,001)     522,344
PIMCO VIT Total Return Portfolio -
 Advisor Class...........................  2,884,779  (3,093,450)    (208,671)  5,543,834    (188,715)   5,355,119
Rydex Variable Trust Inverse Government
 Long Bond Strategy Fund.................    266,875  (1,958,255)  (1,691,380)    356,763  (3,760,602)  (3,403,839)
Rydex Variable Trust Nova Fund...........     63,853    (617,994)    (554,141)    167,502  (2,041,228)  (1,873,726)
Rydex Variable Trust Sector Rotation
 Fund....................................     52,158  (1,254,909)  (1,202,751)  2,398,787  (4,788,737)  (2,389,950)
Sentinel Variable Products Balanced Fund.    298,435      (2,931)     295,504          --          --           --
Sentinel Variable Products Bond Fund.....  4,624,597    (126,216)   4,498,381          --          --           --
Sentinel Variable Products Common Stock
 Fund.................................... 19,303,866    (329,790)  18,974,076          --          --           --
Sentinel Variable Products Mid Cap Growth
 Fund....................................    457,232     (14,393)     442,839          --          --           --
Sentinel Variable Products Small Company
 Fund....................................  3,124,825     (44,397)   3,080,428          --          --           --
Templeton Developing Markets Securities
 Fund - Class 2..........................  9,638,565  (5,568,900)   4,069,665   1,724,838  (1,096,013)     628,825
Templeton Foreign Securities Fund -
 Class 2.................................  6,153,639  (8,349,755)  (2,196,116)  3,598,219  (4,139,805)    (541,586)
Templeton Global Asset Allocation Fund -
 Class 2.................................     15,742    (296,045)    (280,303)     31,953    (464,389)    (432,436)

                       PHL VARIABLE ACCUMULATION ACCOUNT

                                             For period ended December 31, 2007  For period ended December 31, 2006
                                             ----------------------------------  ---------------------------------
                                               Units      Units     Net Increase  Units      Units     Net Increase
Subaccount                                     Issued    Redeemed    (Decrease)   Issued    Redeemed    (Decrease)
----------                                   ---------- ----------  ------------ --------- ----------  ------------
Templeton Growth Securities Fund - Class 2.. 22,253,748 (6,642,879)  15,610,869  5,970,007 (5,577,230)     392,777
Van Kampen UIF Equity and Income Portfolio -
 Class II...................................    403,970    (67,513)     336,457    225,801    (41,736)     184,065
Wanger International Select.................  2,174,600 (2,154,587)      20,013  4,518,339 (3,653,645)     864,694
Wanger International Small Cap..............  8,028,001 (7,998,841)      29,160  6,527,611 (9,321,154)  (2,793,543)
Wanger Select...............................  2,075,570 (2,182,584)    (107,014) 2,712,076 (2,051,770)     660,306
Wanger U.S. Smaller Companies...............  1,338,489 (7,076,575)  (5,738,086) 1,938,534 (9,892,663)  (7,954,129)

Note 5--Financial Highlights

   A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
AIM V.I. Capital Appreciation Fund - Class I
   2007..... 26,874  1.01  to   2.60  66,230       --    0.90%   to    1.95%  (2.38%)  to  11.00%
   2006..... 27,149  1.15  to   2.35  60,601     0.07%   0.90%   to    1.95%   3.31%   to   5.35%
   2005..... 20,907  1.10  to   2.24  44,483     0.08%   0.90%   to    1.95%   4.23%   to   7.86%
   2004..... 14,510  1.17  to   2.08  28,566       --    0.75%   to    1.95%   2.28%   to   5.67%
   2003.....  8,357  1.11  to   2.54  15,472       --    0.75%   to    1.95%   1.32%   to  32.69%
AIM V.I. Core Equity Fund - Class I
   2007..... 12,122  1.15  to   1.17  14,048     1.05%   0.90%   to    1.95%   6.00%   to   7.14%
   2006/16/. 14,232  1.08  to   1.09  15,458     0.81%   0.90%   to    1.95%   7.73%   to   8.50%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007.....  5,350  1.26  to   1.31   6,853     0.20%   0.50%   to    1.95%   7.40%   to  11.30%
   2006.....  6,924  1.17  to   1.21   8,201     0.88%   0.50%   to    1.95%   9.08%   to  10.69%
   2005.....  8,548  1.07  to   1.09   9,222     0.52%   0.50%   to    1.95%   5.53%   to   7.08%
   2004/8/..  7,864  1.02  to   1.02   7,992     2.09%   0.50%   to    1.95%   1.83%   to   1.94%
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Alger American Leveraged AllCap Portfolio - Class O
   2007.....  7,444  1.99  to   3.37  16,676       --    0.90%   to    1.95%  30.92%   to  32.33%
   2006.....  9,640  1.51  to   2.55  16,453       --    0.90%   to    1.95%  12.55%   to  18.19%
   2005..... 12,124  1.29  to   2.16  17,219       --    0.90%   to    1.95%   0.18%   to  13.42%
   2004..... 14,690  1.14  to   1.91  19,272       --    0.90%   to    1.95%   6.08%   to   7.21%
   2003..... 13,422  1.07  to   1.79  15,813       --    0.90%   to    1.95%   1.18%   to  33.51%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
DWS Equity 500 Index Fund VIP - Class A
   2007..... 32,498  0.97  to   2.83   82,484    1.52%   0.90%   to    2.25%  (0.14%)  to   4.34%
   2006..... 32,362  1.18  to   2.71   79,149    1.17%   0.90%   to    2.25%  (2.51%)  to  14.49%
   2005..... 25,950  1.04  to   2.37   56,171    1.42%   0.90%   to    2.25%   0.27%   to   5.20%
   2004..... 20,589  1.08  to   2.28   43,545    1.02%   0.50%   to    2.25%  (0.16%)  to   9.60%
   2003..... 13,216  1.11  to   2.49   26,642    0.65%   0.50%   to    1.95%   7.47%   to  27.00%
Federated Fund for U.S. Government Securities II
   2007..... 92,674  1.04  to   2.92  220,849    4.38%   0.50%   to    1.95%   0.33%   to   5.75%
   2006..... 91,224  1.02  to   2.77  209,018    3.86%   0.50%   to    1.95%   0.14%   to   3.62%
   2005..... 72,223  0.99  to   2.69  165,069    3.68%   0.50%   to    1.95%  (0.93%)  to   1.52%
   2004..... 55,859  1.03  to   2.66  129,138    4.18%   0.50%   to    1.95%   1.59%   to   3.09%
   2003..... 43,612  1.01  to   2.59  100,951    3.71%   0.50%   to    1.95%   0.37%   to   2.13%
Federated High Income Bond Fund II - Primary Shares
   2007.....  7,857  0.98  to   3.23   21,296    8.30%   0.75%   to    1.95%  (1.09%)  to   2.65%
   2006.....  8,838  1.12  to   3.14   23,709    8.64%   0.75%   to    1.95%   0.13%   to   9.98%
   2005.....  9,388  1.03  to   2.86   23,182    8.58%   0.75%   to    1.95%   0.66%   to   1.89%
   2004..... 12,797  1.16  to   2.81   31,179    7.96%   0.50%   to    1.95%   8.31%   to   9.63%
   2003..... 14,502  1.07  to   2.57   32,086    7.52%   0.50%   to    1.95%   7.95%   to  21.12%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007..... 35,710  1.08  to   3.95  113,863    0.83%   0.90%   to    1.95%  (0.67%)  to  16.45%
   2006..... 35,546  1.24  to   3.40  100,303    1.13%   0.90%   to    1.95%   0.31%   to  10.59%
   2005..... 33,122  1.13  to   3.08   84,975    0.17%   0.90%   to    1.95%   8.64%   to  15.80%
   2004..... 22,931  1.28  to   2.66   51,567    0.21%   0.75%   to    1.95%  10.09%   to  14.30%
   2003..... 15,576  1.13  to   2.50   30,712    0.28%   0.75%   to    1.95%   6.71%   to  33.09%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007..... 43,891  1.10  to   2.91  101,935      --    0.90%   to    1.95%  10.35%   to  21.93%
   2006..... 19,629  1.12  to   2.39   42,654    0.39%   0.90%   to    1.95%  (0.42%)  to   4.36%
   2005.....  8,065  1.08  to   2.30   16,245    0.52%   0.90%   to    1.95%   4.93%   to   8.77%
   2004.....  3,263  1.17  to   2.13    5,432    0.44%   0.90%   to    1.95%   4.97%   to   6.10%
   2003.....  2,993  1.11  to   2.01    4,538    0.59%   0.90%   to    1.95%   9.01%   to  28.49%
Fidelity VIP Growth Portfolio - Service Class
   2007..... 19,209  1.16  to   3.70   41,309    0.62%   0.50%   to    1.95%  (2.64%)  to  26.23%
   2006..... 20,603  1.12  to   2.93   36,134    0.29%   0.50%   to    1.95%   3.75%   to   6.20%
   2005..... 24,590  1.07  to   2.76   40,518    0.38%   0.50%   to    1.95%   2.56%   to   5.34%
   2004..... 26,041  1.14  to   2.62   39,498    0.15%   0.50%   to    1.95%  (2.21%)  to   2.75%
   2003..... 21,490  1.12  to   2.55   29,795    0.15%   0.50%   to    1.95%  10.55%   to  32.12%
Fidelity VIP Investment Grade Bond Portfolio - Service Class
   2007/23/. 26,098  1.02  to   1.04   26,891    0.20%   0.90%   to    1.80%   0.71%   to   3.67%
   2006.....     --    --  to     --       --      --      --    to      --      --    to     --
   2005.....     --    --  to     --       --      --      --    to      --      --    to     --
   2004.....     --    --  to     --       --      --      --    to      --      --    to     --
   2003.....     --    --  to     --       --      --      --    to      --      --    to     --

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Franklin Income Securities Fund - Class 2
   2007.....  44,645 0.96  to   1.14   49,235    2.99%   0.90%   to    1.95%   0.17%  to   2.82%
   2006/21/.   8,119 1.04  to   1.11    8,983    0.68%   0.90%   to    1.95%   3.11%  to  12.87%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lazard Retirement Small Cap Portfolio - Service Shares
   2007.....   2,585 1.13  to   1.16    2,961      --    0.90%   to    1.95%  (9.02%) to  (8.04%)
   2006.....   3,521 1.24  to   1.26    4,403      --    0.90%   to    1.95%  13.81%  to  15.03%
   2005/10/.   5,103 1.09  to   1.10    5,571      --    0.90%   to    1.95%   1.74%  to  12.13%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lord Abbett Bond-Debenture Portfolio - Class VC
   2007.....  13,608 1.00  to   1.17   15,669    5.95%   0.90%   to    1.95%  (0.44%) to   5.23%
   2006.....  14,611 1.09  to   1.11   16,072    6.00%   0.90%   to    1.95%   0.62%  to   8.35%
   2005/11/.  15,079 1.02  to   1.02   15,385    7.32%   0.90%   to    1.95%  (0.01%) to   4.69%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lord Abbett Growth and Income Portfolio - Class VC
   2007..... 132,183 0.97  to   1.25  163,065    1.35%   0.90%   to    1.95%   1.13%  to   3.47%
   2006..... 106,571 1.20  to   1.22  129,362    1.36%   0.90%   to    1.95%   4.41%  to  16.22%
   2005/9/..  91,874 1.04  to   1.05   96,321    1.57%   0.90%   to    1.95%   2.04%  to   8.58%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007.....  13,625 0.89  to   1.20   16,172    0.40%   0.90%   to    1.95%  (7.61%) to  (0.33%)
   2006.....  16,132 1.18  to   1.21   19,312    0.46%   0.90%   to    1.95%  (0.35%) to  11.22%
   2005/9/..  19,997 1.07  to   1.09   21,620    0.67%   0.90%   to    1.95%  (0.79%) to  13.48%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Mutual Shares Securities Fund - Class 2
   2007.....  36,007 0.94  to   3.81   83,298    1.35%   0.90%   to    1.95%  (1.65%) to   2.54%
   2006.....  19,109 1.25  to   3.71   53,592    1.24%   0.90%   to    1.95%   0.44%  to  17.32%
   2005.....  13,894 1.08  to   3.16   35,252    0.84%   0.90%   to    1.95%   5.11%  to   9.56%
   2004.....  11,370 1.24  to   2.89   26,137    0.80%   0.75%   to    1.95%   2.50%  to  11.62%
   2003.....   9,655 1.12  to   2.59   19,488    1.03%   0.75%   to    1.95%   8.60%  to  25.57%
Neuberger Berman AMT Fasciano Portfolio - S Class
   2007.....      60 0.95  to   1.01       57      --    0.90%   to    1.80%  (7.36%) to  (0.39%)
   2006/21/.      38 0.96  to   0.97       37      --    0.90%   to    1.80%  (4.34%) to   3.54%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Neuberger Berman AMT Guardian Portfolio - S Class
   2007.....  26,191 0.98  to   1.12   28,314    0.46%   0.90%   to    1.80%   0.12%  to   7.33%
   2006/21/.     506 1.04  to   1.06      534    1.29%   0.90%   to    1.65%   4.35%  to  15.67%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2007.....     768 1.13  to   1.16      877    0.01%   0.90%   to    1.80%   8.47%  to  12.83%
   2006/22/.     369 1.01  to   1.03      375      --    0.90%   to    1.80%   1.62%  to  12.46%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Oppenheimer Global Securities Fund/VA - Service Shares
   2007.....   2,068 0.97  to   1.12    2,284    0.94%   0.90%   to    1.95%  (4.89%) to   5.12%
   2006/17/.   1,094 1.06  to   1.07    1,162      --    0.90%   to    1.95%   4.31%  to  14.51%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   2007.....  21,420 0.89  to   1.01   20,465    0.03%   0.90%   to    1.80%  (7.27%) to  (2.28%)
   2006/20/.     423 0.99  to   1.04      423      --    0.90%   to    1.80%  (2.92%) to  12.11%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Phoenix Capital Growth Series
   2007.....  59,946 1.11  to   2.24   85,557    0.25%   0.90%   to    1.95%   8.58%  to   9.75%
   2006.....  74,964 1.02  to   2.04   97,738    0.24%   0.90%   to    1.95%   1.21%  to   8.04%
   2005.....  70,294 1.01  to   2.00   86,963    0.06%   0.90%   to    1.95%   1.70%  to   2.78%
   2004.....  93,245 0.99  to   1.95  112,519    0.81%   0.90%   to    1.95%   2.92%  to   4.03%
   2003..... 112,105 0.95  to   1.88  129,578    0.10%   0.90%   to    1.95%   3.31%  to  25.35%
Phoenix Growth and Income Series
   2007.....  43,261 0.98  to   3.45  102,198    0.94%   0.75%   to    1.95%  (2.83%) to   5.85%
   2006.....  49,152 1.19  to   3.26  108,401    1.15%   0.75%   to    1.95%   2.98%  to  16.31%
   2005.....  48,900 1.03  to   2.80   90,058    1.08%   0.75%   to    1.95%  (0.36%) to   4.55%
   2004.....  52,223 1.20  to   2.69   87,702    1.31%   0.75%   to    1.95%   8.32%  to   9.65%
   2003.....  42,548 1.10  to   2.45   61,415    1.17%   0.75%   to    1.95%   2.21%  to  26.32%
Phoenix Mid-Cap Growth Series
   2007.....  17,049 1.09  to   2.69   32,697      --    0.90%   to    1.95%  (3.16%) to  20.70%
   2006.....  22,323 1.07  to   2.23   36,076      --    0.90%   to    1.95%  (1.37%) to   3.20%
   2005.....  12,410 1.05  to   2.16   20,151      --    0.90%   to    1.95%  (0.87%) to   3.24%
   2004.....  18,284 1.12  to   2.10   29,040      --    0.90%   to    1.95%   4.64%  to   5.76%
   2003.....  19,554 1.07  to   1.99   28,900      --    0.90%   to    1.95%   2.47%  to  27.67%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                  At December 31,                 For the periods ended December 31,
            -------------------------------  ------------------------------------------------
                    Unit Fair Value    Net   Investment
             Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
            (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
            ------- ---------------  ------- ---------- ------------------   -----------------
Phoenix Money Market Series
   2007.... 41,913  1.02  to   2.41   81,064    4.77%   0.75%   to    1.95%    0.11%  to   4.09%
   2006.... 37,587  1.02  to   2.32   69,317    4.35%   0.75%   to    1.95%    0.00%* to   3.63%
   2005.... 31,115  1.00  to   2.24   56,230    2.53%   0.75%   to    1.95%    0.00%  to   1.81%
   2004.... 36,553  0.99  to   2.20   61,979    0.77%   0.75%   to    2.25%   (1.47%) to   0.04%
   2003.... 41,970  1.00  to   2.20   77,573    0.68%   0.75%   to    2.25%   (1.58%) to  (0.07%)
Phoenix Multi-Sector Fixed Income Series
   2007.... 51,838  1.00  to   3.29  124,807    5.71%   0.50%   to    1.95%    1.68%  to   3.19%
   2006.... 43,905  1.06  to   3.20  111,464    5.34%   0.50%   to    1.95%   (0.42%) to   6.31%
   2005.... 46,104  1.01  to   3.02  109,741    4.82%   0.50%   to    1.95%   (0.40%) to   1.28%
   2004.... 48,826  1.11  to   2.99  112,833    6.18%   0.50%   to    1.95%    3.49%  to   6.17%
   2003.... 39,784  1.06  to   2.83   82,061    6.72%   0.75%   to    1.95%    0.25%  to  13.72%
Phoenix Multi-Sector Short Term Bond Series
   2007.... 25,954  1.01  to   1.16   29,323    5.08%   0.90%   to    1.95%   (0.16%) to   3.05%
   2006.... 29,621  1.05  to   1.13   32,637    4.51%   0.90%   to    1.95%    3.66%  to   4.77%
   2005.... 32,571  1.01  to   1.07   34,440    3.73%   0.90%   to    1.95%   (0.87%) to   0.45%
   2004.... 28,678  1.04  to   1.07   30,379    4.41%   0.75%   to    1.95%    2.04%  to   4.39%
   2003/5/. 17,461  1.02  to   1.03   17,859    5.05%   0.75%   to    1.95%    0.12%  to   5.00%
Phoenix Strategic Allocation Series
   2007.... 26,152  1.00  to   3.03   63,031    2.53%   0.75%   to    1.95%   (1.25%) to   5.19%
   2006.... 32,980  1.27  to   2.88   76,077    2.50%   0.75%   to    1.95%   10.50%  to  11.85%
   2005.... 44,235  1.14  to   2.58   91,736    2.28%   0.75%   to    1.95%   (1.80%) to   1.03%
   2004.... 56,804  1.14  to   2.55  116,772    2.58%   0.75%   to    1.95%    5.36%  to   6.65%
   2003.... 64,416  1.08  to   2.39  123,911    2.66%   0.75%   to    1.95%    4.65%  to  18.79%
Phoenix-Aberdeen International Series
   2007.... 92,535  1.05  to   5.21  316,871    1.68%   0.50%   to    1.95%    5.66%  to  14.37%
   2006.... 74,181  1.49  to   4.56  245,476    2.59%   0.50%   to    1.95%    0.55%  to  26.74%
   2005.... 28,619  1.19  to   3.59   63,545    4.47%   0.50%   to    1.95%    6.72%  to  17.98%
   2004.... 29,312  1.40  to   3.05   53,620    2.92%   0.50%   to    1.95%   15.17%  to  20.18%
   2003.... 25,479  1.18  to   2.53   38,468    1.92%   0.50%   to    1.95%   10.60%  to  41.66%
Phoenix-Alger Small-Cap Growth Series
   2007....  7,195  1.06  to   4.83   33,407      --    0.75%   to    1.95%   (4.53%) to  15.05%
   2006....  8,834  1.36  to   4.22   35,811    0.02%   0.75%   to    1.95%   10.22%  to  18.56%
   2005....  4,478  1.16  to   3.56   15,539      --    0.75%   to    1.95%   (2.25%) to  16.43%
   2004....  4,344  1.15  to   3.10   13,185      --    0.75%   to    1.95%   (9.64%) to   1.36%
   2003....  2,544  1.15  to   3.06    7,643      --    0.75%   to    1.95%   (3.45%) to  53.14%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007.... 19,614  0.87  to   7.73   82,754    1.27%   0.50%   to    1.95%  (17.36%) to  (1.65%)
   2006.... 17,101  1.48  to   9.25  110,320    1.34%   0.50%   to    1.95%    9.68%  to  36.38%
   2005.... 15,797  1.10  to   6.81   76,155    1.74%   0.50%   to    1.95%    0.03%  to  14.52%
   2004.... 15,493  1.55  to   5.97   66,800    2.50%   0.50%   to    1.95%   27.28%  to  34.02%
   2003.... 14,497  1.17  to   4.47   47,159    3.40%   0.50%   to    1.95%   14.00%  to  39.52%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
   2007..... 15,697  0.99  to   1.20  18,345     1.58%   0.90%   to    1.80%  (1.91%)  to   7.47%
   2006/13/.  8,086  1.11  to   1.12   8,997     2.36%   0.90%   to    1.80%   1.29%   to  14.96%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007..... 22,556  1.00  to   1.17  25,711     2.22%   0.90%   to    1.80%   4.03%   to   7.68%
   2006/15/.  7,937  1.04  to   1.09   8,616     1.94%   0.90%   to    1.80%   0.83%   to  10.56%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   2007.....  5,508  1.03  to   1.12   6,089     3.47%   0.90%   to    1.95%  (0.43%)  to   7.00%
   2006/14/.  2,949  1.03  to   1.05   3,075     4.46%   0.90%   to    1.95%   0.05%   to   6.87%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
   2007..... 12,702  1.01  to   1.16  14,429     2.54%   0.90%   to    1.95%  (2.09%)  to   7.52%
   2006/12/.  6,417  1.04  to   1.08   6,886     3.72%   0.90%   to    1.95%   2.55%   to  10.27%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007..... 26,418  0.88  to   5.57  81,392     0.14%   0.50%   to    1.95%  (5.76%)  to   2.51%
   2006..... 19,888  1.20  to   5.53  71,158     0.42%   0.50%   to    1.95%   6.75%   to  14.34%
   2005..... 20,477  1.06  to   4.87  65,289     0.11%   0.50%   to    1.95%  (1.55%)  to   7.19%
   2004..... 20,613  1.42  to   4.58  61,042     0.18%   0.50%   to    1.95%  18.06%   to  19.80%
   2003..... 18,073  1.20  to   3.85  42,763     0.21%   0.50%   to    1.95%  16.68%   to  40.27%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007..... 10,590  0.88  to   4.66  41,422       --    0.90%   to    1.95%  (9.58%)  to   1.07%
   2006..... 11,112  1.23  to   4.80  45,913     0.23%   0.90%   to    1.95%   9.44%   to  15.70%
   2005..... 10,407  1.07  to   4.15  38,467       --    0.90%   to    1.95%   0.56%   to   6.50%
   2004..... 10,631  1.48  to   3.90  37,411       --    0.75%   to    1.95%  10.85%   to  21.57%
   2003.....  8,866  1.23  to   3.21  26,107       --    0.90%   to    1.95%  20.19%   to  42.57%
Phoenix-Van Kampen Comstock Series
   2007..... 16,095  0.89  to   3.38  40,472     1.50%   0.50%   to    1.95%  (6.46%)  to   7.62%
   2006..... 19,855  1.25  to   3.49  51,685     1.64%   0.50%   to    1.95%  10.13%   to  20.30%
   2005..... 24,577  1.24  to   2.91  53,686     1.10%   0.50%   to    1.95%  (1.86%)  to   4.90%
   2004..... 34,361  1.20  to   2.79  70,474     0.97%   0.50%   to    1.95%  10.71%   to  11.90%
   2003..... 26,606  1.08  to   2.49  48,713     0.94%   0.90%   to    1.95%   4.39%   to  22.76%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  ------------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   -----------------
Phoenix-Van Kampen Equity 500 Index Series
   2007..... 27,275  0.96  to   2.50  55,307     1.27%   0.90%   to    2.25%   (3.16%) to   5.71%
   2006..... 32,875  1.17  to   2.41  64,412     1.34%   0.90%   to    2.25%    3.06%  to  13.19%
   2005..... 28,548  1.22  to   2.13  49,041     1.22%   0.90%   to    2.25%   (4.47%) to   2.76%
   2004..... 35,053  1.20  to   2.08  58,129     1.47%   0.90%   to    2.25%    3.40%  to   8.85%
   2003..... 34,336  1.11  to   1.91  51,046     1.17%   0.90%   to    2.25%   10.77%  to  25.09%
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
   2007..... 17,690  1.14  to   1.21  20,489     7.30%   0.90%   to    1.95%    8.44%  to  22.03%
   2006/17/.    481  0.95  to   1.00     461    15.20%   0.90%   to    1.80%   (7.64%) to  (3.51%)
   2005.....     --    --  to     --      --       --      --    to      --       --   to     --
   2004.....     --    --  to     --      --       --      --    to      --       --   to     --
   2003.....     --    --  to     --      --       --      --    to      --       --   to     --
PIMCO VIT Real Return Portfolio - Advisor Class
   2007.....  1,695  1.08  to   1.11   1,868     4.53%   0.90%   to    1.80%   (0.17%) to  10.49%
   2006/20/.    522  1.00  to   1.02     530     4.51%   1.10%   to    1.80%   (1.72%) to   2.65%
   2005.....     --    --  to     --      --       --      --    to      --       --   to     --
   2004.....     --    --  to     --      --       --      --    to      --       --   to     --
   2003.....     --    --  to     --      --       --      --    to      --       --   to     --
PIMCO VIT Total Return Portfolio - Advisor Class
   2007.....  5,146  1.07  to   1.11   5,684     4.71%   0.90%   to    1.85%   (0.72%) to   7.65%
   2006/18/.  5,355  1.01  to   1.04   5,526     4.56%   0.90%   to    1.85%   (1.22%) to   4.15%
   2005.....     --    --  to     --      --       --      --    to      --       --   to     --
   2004.....     --    --  to     --      --       --      --    to      --       --   to     --
   2003.....     --    --  to     --      --       --      --    to      --       --   to     --
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007.....  3,315  0.77  to   0.89   2,870     3.77%   0.90%   to    1.95%   (6.38%) to   3.57%
   2006.....  5,007  0.82  to   0.94   4,597     3.12%   0.90%   to    1.95%    6.01%  to   7.14%
   2005.....  8,410  0.77  to   0.88   7,228       --    0.90%   to    1.95%   (7.08%) to  (6.09%)
   2004.....  9,679  0.83  to   0.93   8,918       --    0.90%   to    1.95%  (12.41%) to  (7.00%)
   2003/6/..  5,403  0.94  to   1.05   5,669       --    0.90%   to    1.95%   (5.81%) to   9.53%
Rydex Variable Trust Nova Fund
   2007.....  1,299  1.61  to   1.69   2,140     1.16%   0.90%   to    1.95%   (0.85%) to   0.21%
   2006.....  1,853  1.62  to   1.68   3,056     0.93%   0.90%   to    1.95%    0.95%  to  18.20%
   2005.....  3,727  1.35  to   1.43   5,223     0.37%   0.90%   to    1.95%    1.95%  to   6.03%
   2004.....  3,860  1.32  to   1.38   5,278     0.05%   0.90%   to    1.95%   10.83%  to  13.59%
   2003/4/..  2,921  1.17  to   1.22   3,545       --    0.90%   to    1.85%    2.37%  to  20.71%
Rydex Variable Trust Sector Rotation Fund
   2007.....  2,339  1.78  to   1.92   4,392       --    0.90%   to    1.95%    4.16%  to  21.64%
   2006.....  3,541  1.22  to   1.58   5,490       --    0.90%   to    1.95%   (0.47%) to  10.39%
   2005.....  5,931  1.35  to   1.43   8,350       --    0.90%   to    1.95%   11.50%  to  12.69%
   2004.....  2,414  1.20  to   1.27   3,034       --    0.90%   to    1.95%    5.09%  to  12.91%
   2003/4/..  2,363  1.10  to   1.16   2,724       --    0.90%   to    1.80%    0.46%  to  16.17%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Sentinel Variable Products Balanced Fund
   2007/26/.    296  1.02  to   1.02     301    11.05%   1.10%   to    1.38%  (2.99%) to  (1.98%)
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Bond Fund
   2007/24/.  4,498  1.02  to   1.02   4,587    28.15%   0.90%   to    1.80%   1.33%  to   3.07%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Common Stock Fund
   2007/24/. 18,974  1.02  to   1.02  19,401     7.76%   0.90%   to    1.80%  (4.21%) to   0.87%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Mid Cap Growth Fund
   2007/25/.    443  1.08  to   1.08     477       --    0.90%   to    1.80%  (2.66%) to   1.53%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Small Company Fund
   2007/24/.  3,080  1.00  to   1.01   3,096     4.01%   0.90%   to    1.80%  (6.63%) to   0.07%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Templeton Developing Markets Securities Fund - Class 2
   2007.....  7,287  1.15  to   6.90  16,657     2.03%   0.90%   to    1.95%  (3.62%) to  28.59%
   2006.....  3,217  1.06  to   5.43   5,724     1.07%   0.90%   to    1.80%   0.88%  to  26.94%
   2005.....  2,588  1.09  to   3.50   3,634     1.30%   0.90%   to    1.60%  25.40%  to  26.28%
   2004.....  3,214  0.87  to   2.77   3,557     1.81%   0.90%   to    1.60%   5.78%  to  23.59%
   2003.....  4,064  0.70  to   2.77   3,591     1.17%   0.90%   to    1.60%  50.55%  to  51.62%
Templeton Foreign Securities Fund - Class 2
   2007..... 13,558  1.05  to   4.42  40,633     2.06%   0.50%   to    1.95%   1.02%  to  14.88%
   2006..... 15,754  1.32  to   3.85  41,893     1.24%   0.50%   to    1.95%   3.00%  to  20.84%
   2005..... 16,296  1.11  to   3.19  35,750     1.19%   0.50%   to    1.95%   4.77%  to   9.62%
   2004..... 16,494  1.36  to   2.91  31,997     1.06%   0.50%   to    1.95%  11.51%  to  17.94%
   2003..... 14,981  1.16  to   2.46  23,427     1.68%   0.50%   to    1.95%   8.87%  to  32.63%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Templeton Global Asset Allocation Fund - Class 2
   2007.....  2,127  2.19  to   3.72    4,844   17.59%   0.90%   to    1.60%   8.24%   to   9.02%
   2006.....  2,408  2.02  to   3.41    5,056    7.06%   0.90%   to    1.60%  19.18%   to  20.03%
   2005.....  2,840  1.69  to   2.84    4,982    3.68%   0.90%   to    1.60%   1.90%   to   2.63%
   2004.....  3,504  1.65  to   2.77    6,030    2.82%   0.90%   to    1.60%  13.87%   to  14.68%
   2003.....  4,340  1.45  to   2.42    6,504    2.58%   0.90%   to    1.60%  29.84%   to  30.77%
Templeton Growth Securities Fund - Class 2
   2007..... 33,792  0.95  to   3.81   74,605    1.25%   0.75%   to    1.95%  (0.78%)  to   1.80%
   2006..... 18,181  1.30  to   3.76   48,506    1.28%   0.75%   to    1.95%  10.08%   to  20.90%
   2005..... 17,788  1.41  to   3.12   40,604    1.15%   0.75%   to    1.95%   2.80%   to   8.05%
   2004..... 19,028  1.32  to   2.90   39,699    1.22%   0.75%   to    1.95%  13.76%   to  15.16%
   2003..... 19,585  1.15  to   2.53   35,681    1.50%   0.75%   to    1.95%   8.13%   to  33.82%
Van Kampen UIF Equity and Income Portfolio - Class II
   2007.....    521  0.96  to   1.10      560    1.49%   0.90%   to    1.80%  (3.28%)  to   2.43%
   2006/19/.    184  1.03  to   1.07      197    0.25%   0.90%   to    1.80%   0.63%   to  11.06%
   2005.....     --    --  to     --       --      --      --    to      --      --    to     --
   2004.....     --    --  to     --       --      --      --    to      --      --    to     --
   2003.....     --    --  to     --       --      --      --    to      --      --    to     --
Wanger International Select
   2007.....  6,225  1.09  to   5.90   26,318    0.70%   0.90%   to    1.95%  (4.28%)  to  20.68%
   2006.....  6,205  1.55  to   4.89   22,576    0.30%   0.90%   to    1.95%   7.84%   to  34.78%
   2005.....  5,340  1.16  to   3.63   14,782    1.97%   0.90%   to    1.95%   8.99%   to  16.12%
   2004.....  5,295  1.83  to   3.15   12,223    0.33%   0.90%   to    1.95%   2.86%   to  24.94%
   2003.....  5,475  1.49  to   2.55   10,408    0.29%   0.75%   to    1.95%  12.89%   to  39.97%
Wanger International Small Cap
   2007..... 30,013  1.03  to   6.91  145,767    0.87%   0.50%   to    1.95%   1.77%   to  15.73%
   2006..... 29,983  1.57  to   5.97  137,774    0.57%   0.50%   to    1.95%  15.04%   to  36.48%
   2005..... 32,777  1.17  to   4.38  111,676    1.04%   0.50%   to    1.95%   4.90%   to  20.92%
   2004..... 35,956  1.59  to   3.62  103,180    0.70%   0.50%   to    1.95%  19.04%   to  29.62%
   2003..... 37,064  1.24  to   2.79   83,580    0.30%   0.50%   to    1.95%  11.28%   to  48.12%
Wanger Select
   2007.....  7,203  0.94  to   5.31   29,092      --    0.90%   to    1.95%  (6.43%)  to   8.40%
   2006.....  7,310  1.33  to   4.90   27,833    0.36%   0.90%   to    1.95%  12.14%   to  18.63%
   2005.....  6,650  1.13  to   4.13   20,910      --    0.90%   to    1.95%   8.34%   to  10.01%
   2004.....  6,883  1.25  to   3.78   19,854      --    0.75%   to    1.95%   7.50%   to  18.23%
   2003.....  5,538  1.06  to   3.21   13,348      --    0.90%   to    1.95%   2.89%   to  29.55%
Wanger U.S. Smaller Companies
   2007..... 24,932  0.95  to   4.35   92,825      --    0.50%   to    1.95%  (5.79%)  to   4.86%
   2006..... 30,670  1.16  to   4.15  110,681    0.24%   0.50%   to    1.95%   0.11%   to   7.34%
   2005..... 38,624  1.09  to   3.86  131,368      --    0.50%   to    1.95%   4.99%   to  10.70%
   2004..... 46,105  1.34  to   3.49  143,130      --    0.50%   to    1.95%  12.12%   to  17.74%
   2003..... 50,151  1.15  to   2.96  133,745      --    0.50%   to    1.95%   9.31%   to  45.47%

                       PHL VARIABLE ACCUMULATION ACCOUNT

--------
*  Amount is less than 0.005%

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

/4  /From inception June 3, 2003 to December 31, 2003.

/5/  From inception June 4, 2003 to December 31, 2003.

/6/  From inception June 5, 2003 to December 31, 2003.

/7/  From inception June 22, 2004 to December 31, 2004.

/8/  From inception December 3, 2004 to December 31, 2004.

/9/  From inception April 22, 2005 to December 31, 2005.

/10/ From inception April 28, 2005 to December 31, 2005.

/11/ From inception April 29, 2005 to December 31, 2005.

/12/ From inception February 9, 2006 to December 31, 2006.

/13/ From inception February 14, 2006 to December 31, 2006.

/14/ From inception February 17, 2006 to December 31, 2006.

/15/ From inception March 10, 2006 to December 31, 2006.

/16/ From inception April 28, 2006 to December 31, 2006.

/17/ From inception May 3, 2006 to December 31, 2006.

/18/ From inception May 4, 2006 to December 31, 2006.

/19/ From inception May 8, 2006 to December 31, 2006.

                       PHL VARIABLE ACCUMULATION ACCOUNT

/20/ From inception May 9, 2006 to December 31, 2006.

/21/ From inception May 10, 2006 to December 31, 2006.

/22/ From inception May 18, 2006 to December 31, 2006.

/23/ From inception January 29, 2007 to December 31, 2007.

/24/ From inception September 11, 2007 to December 31, 2007.

/25/ From inception October 1, 2007 to December 31, 2007.

/26/ From inception October 10, 2007 to December 31, 2007.

Note 6--Fees and Related Party Transactions

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

   Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

   The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $8,662,781 and $6,048,261, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

   Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

   Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

   Other Charges - Phoenix may deduct other costs depending on the policy terms.

   All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

   Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

                       PHL VARIABLE ACCUMULATION ACCOUNT

C) Mortality and Expense Fee and Administration Fee charges

   Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $35,805,385 and $25,040,784, respectively. This expense is taken out as a reduction of unit values.

Note 7--Distribution of Net Income

   The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 9--Liquidations and Mergers

   On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

   On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

                       PHL VARIABLE ACCUMULATION ACCOUNT

   On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

   On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

   On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

   On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

Note 10--Manager of Managers Exemptive Order

   The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of

                       PHL VARIABLE ACCUMULATION ACCOUNT
the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 11--Mixed and Shared Funding

   Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 12--Other

   On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

   On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

   On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

   On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

   On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

   The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of

                       PHL VARIABLE ACCUMULATION ACCOUNT
the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

   Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held
June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

   Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

                            [LOGO]
PriceWaterhouseCoopers
______________________________________________________________________

                                           PricewaterhouseCoopers LLP
                                           Suite 2400
                                           185 Asylum St.
                                           Hartford CT 06103-3404
                                           Telephone (860)241 7000
                                           Facsimile (860)241 7590
                                           www.pwc.com


            Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLC
Hartford, CT

March 21, 2008

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2007 AND 2006

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                     ----------

Report of Independent Registered Public Accounting Firm                 F-3

Balance Sheet as of December 31, 2007 and 2006                          F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31, 2007, 2006
  and 2005                                                              F-5

Statement of Cash Flows for the years ended December 31, 2007, 2006     F-6
  and 2005

Notes to Financial Statements                                        F-7 - F-27

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 7, 2008

                        PHL VARIABLE INSURANCE COMPANY
                                 BALANCE SHEET
                      ($ in thousands, except share data)
                          DECEMBER 31, 2007 AND 2006

                                                                2007        2006
                                                             ----------  ----------
ASSETS:
Available-for-sale debt securities, at fair value........... $1,709,586  $2,050,989
Policy loans, at unpaid principal balances..................     22,819      15,542
Other investments...........................................      1,251       1,612
                                                             ----------  ----------
Total investments...........................................  1,733,656   2,068,143
Cash and cash equivalents...................................    108,200      47,127
Accrued investment income...................................     17,518      19,882
Receivables.................................................     37,178      54,534
Deferred policy acquisition costs...........................  1,007,811     703,794
Receivable from related parties.............................        527         300
Other assets................................................     20,214       2,356
Separate account assets.....................................  3,389,356   2,953,063
                                                             ----------  ----------
TOTAL ASSETS................................................ $6,314,460  $5,849,199
                                                             ==========  ==========
LIABILITIES:
Policyholder deposit funds.................................. $1,134,635  $1,491,367
Policy liabilities and accruals.............................    966,945     706,198
Deferred income taxes.......................................    140,115      96,654
Payable to related parties..................................     28,969      25,081
Other liabilities...........................................     48,304      26,576
Separate account liabilities................................  3,389,356   2,953,063
                                                             ----------  ----------
TOTAL LIABILITIES                                             5,708,324   5,298,939
                                                             ----------  ----------
CONTINGENT LIABILITIES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized;
  500 shares issued.........................................      2,500       2,500
Additional paid-in capital..................................    553,218     503,234
Retained earnings...........................................     62,202      47,215
Accumulated other comprehensive loss........................    (11,784)     (2,689)
                                                             ----------  ----------
TOTAL STOCKHOLDER'S EQUITY..................................    606,136     550,260
                                                             ----------  ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.................. $6,314,460  $5,849,199
                                                             ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                        PHL VARIABLE INSURANCE COMPANY
 STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                               ($ in thousands)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                           2007      2006      2005
                                                         --------  --------  --------
REVENUES:
Premiums................................................ $ 18,602  $ 13,575  $  9,521
Insurance and investment product fees...................  263,696   180,498   109,270
Investment income, net of expenses......................  109,607   129,325   154,374
Net realized investment losses..........................   (7,043)   (2,460)  (10,569)
                                                         --------  --------  --------
TOTAL REVENUES..........................................  384,862   320,938   262,596
                                                         --------  --------  --------
BENEFITS AND EXPENSES:
Policy benefits.........................................  157,616   151,285   130,279
Policy acquisition cost amortization....................  124,015    91,168    80,402
Other operating expenses................................   83,601    65,388    50,493
                                                         --------  --------  --------
TOTAL BENEFITS AND EXPENSES.............................  365,232   307,841   261,174
                                                         --------  --------  --------
Income before income taxes..............................   19,630    13,097     1,422
Applicable income tax (expense) benefit.................   (3,643)   (3,016)    2,801
                                                         --------  --------  --------
NET INCOME.............................................. $ 15,987  $ 10,081  $  4,223
                                                         ========  ========  ========
FEES PAID TO RELATED PARTIES (NOTE 10)

COMPREHENSIVE INCOME:
NET INCOME.............................................. $ 15,987  $ 10,081  $  4,223
                                                         --------  --------  --------
Net unrealized investment losses........................   (9,095)   (1,277)   (9,986)
Net unrealized derivative instruments losses............       --      (807)     (335)
                                                         --------  --------  --------
OTHER COMPREHENSIVE LOSS................................   (9,095)   (2,084)  (10,321)
                                                         --------  --------  --------
COMPREHENSIVE INCOME (LOSS)............................. $  6,892  $  7,997  $ (6,098)
                                                         ========  ========  ========
ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent....................... $ 49,984  $     --  $     --

RETAINED EARNINGS:
Adjustment for initial application of FIN 48 (Note 2)...   (1,000)       --        --
Net income..............................................   15,987    10,081     4,223

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss................................   (9,095)   (2,084)  (10,321)
                                                         --------  --------  --------
CHANGE IN STOCKHOLDER'S EQUITY..........................   55,876     7,997    (6,098)
Stockholder's equity, beginning of year.................  550,260   542,263   548,361
                                                         --------  --------  --------
STOCKHOLDER'S EQUITY, END OF YEAR....................... $606,136  $550,260  $542,263
                                                         ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHL VARIABLE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                               ($ in thousands)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                      2007         2006         2005
                                                   ----------  -----------  -----------
OPERATING ACTIVITIES:
Net income........................................ $   15,987  $    10,081  $     4,223
Net realized investment losses....................      7,043        2,460       10,569
Investment (gains) losses.........................      1,473        4,206      (15,293)
Deferred income taxes.............................     48,358       24,419       15,512
(Increase) decrease in receivables................     (4,520)      (6,939)       4,091
Increase in deferred policy acquisition costs.....   (276,592)    (179,410)     (56,634)
Increase in policy liabilities and accruals.......    278,134      210,368      155,315
Other assets and other liabilities change.........      7,868       (1,224)      30,634
                                                   ----------  -----------  -----------
CASH FROM OPERATING ACTIVITIES....................     77,751       63,961      148,417
                                                   ----------  -----------  -----------
INVESTING ACTIVITIES:
Investment purchases..............................   (890,909)  (1,007,973)  (1,148,093)
Investment sales, repayments and maturities.......  1,207,988    1,728,360    1,357,687
                                                   ----------  -----------  -----------
CASH FROM INVESTING ACTIVITIES....................    317,079      720,387      209,594
                                                   ----------  -----------  -----------
FINANCING ACTIVITIES:
Policyholder deposit fund deposits................    266,750      223,309      236,099
Policyholder deposit fund withdrawals.............   (625,507)    (986,348)    (607,890)
Capital contributions from parent.................     25,000           --           --
                                                   ----------  -----------  -----------
CASH FOR FINANCING ACTIVITIES.....................   (333,757)    (763,039)    (371,791)
                                                   ----------  -----------  -----------
CHANGE IN CASH AND CASH EQUIVALENTS...............     61,073       21,309      (13,780)
Cash and cash equivalents, beginning of year......     47,127       25,818       39,598
                                                   ----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR............ $  108,200  $    47,127  $    25,818
                                                   ==========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                        PHL VARIABLE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

1. ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (PNX), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company.

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain amounts for 2006 and 2005 to conform with the 2007 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred income taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007. The entire amount of unrecognized tax benefits would, if recognized, impact the annual effective tax rate upon recognition. See Note 9 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective
January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include other partnership interests in which we do not have control or a majority ownership interest and are recorded using the equity method of accounting. We record the net income from investments in partnerships in net investment income.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits
(EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns and expenses.

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no-lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

   .   the extent and the duration of the decline;

   . the reasons for the decline in value (credit event, interest related or market fluctuations);

   . our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

   .   the financial condition of and near term prospects of the issuer.

INCOME TAXES

We account for income taxes in accordance with SFAS No. 109, "Accounting for Income Taxes" (SFAS 109). Accordingly, income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances in accordance with SFAS 109's intraperiod allocation rules. We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense.

3. REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   . On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

   . We cede 80% to 90% of the mortality risk on most new issues of term insurance.

   . In August 2006, we entered into an agreement to cede 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2 million or greater.

   . On January 1, 1996, we entered into a reinsurance agreement that covers 100% of the excess death benefits and related reserves for most variable annuity policies issued from January 1, 1983 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.

   . We cede to Phoenix Life 100% of the guaranteed minimum accumulation and withdrawal benefits on our variable annuities.

   . Effective January 1, 2008, we entered into an agreement to cede 75% of the risk in excess of $6.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007.

DIRECT BUSINESS AND REINSURANCE:

                                                                    YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------
                                                               2007          2006          2005
($ in thousands)                                           ------------  ------------  ------------
Direct premiums........................................... $     87,132  $     71,350  $     55,277
Premiums ceded to reinsurers..............................      (68,530)      (57,775)      (45,756)
                                                           ------------  ------------  ------------
PREMIUMS.................................................. $     18,602  $     13,575  $      9,521
                                                           ============  ============  ============
Direct policy benefits incurred........................... $     85,898  $     54,055  $     15,538
Policy benefits assumed from reinsureds...................          505           965           381
Policy benefits ceded to reinsurers.......................      (44,707)      (26,398)       (9,572)
                                                           ------------  ------------  ------------
POLICY BENEFITS........................................... $     41,696  $     28,622  $      6,347
                                                           ============  ============  ============
Direct life insurance in-force............................ $ 70,502,325  $ 55,175,351  $ 41,566,483
Life insurance in-force assumed from reinsureds...........      121,673       104,826       135,447
Life insurance in-force ceded to reinsurers...............  (48,687,754)  (40,820,818)  (30,459,568)
                                                           ------------  ------------  ------------
LIFE INSURANCE IN-FORCE................................... $ 21,936,244  $ 14,459,359  $ 11,242,362
                                                           ============  ============  ============
Percentage of amount assumed to net insurance in-force....         0.55%         0.72%         1.20%
                                                           ============  ============  ============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $115,920 thousand, $122,663 thousand and $123,932 thousand, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005, respectively.

Irrevocable letters of credit aggregating $26,986 thousand at December 31, 2007 have been arranged with commercial banks in our favor to collateralize the ceded reserves.

4. DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:

                                                       YEAR ENDED DECEMBER 31,
                                                   ------------------------------
                                                      2007       2006      2005
($ in thousands)                                   ----------  --------  --------
Direct acquisition costs deferred................. $  400,607  $270,577  $137,036
Recurring costs amortized to expense..............   (126,163)  (92,255)  (86,608)
Credit related to investment gains or losses......      2,148     1,087     6,206
Offsets to net unrealized investment gains or
  losses included in other comprehensive income
  (loss) (Note 12)................................     27,425    (4,930)   39,223
                                                   ----------  --------  --------
Change in deferred policy acquisition costs.......    304,017   174,479    95,857
Deferred policy acquisition costs, beginning of
  year............................................    703,794   529,315   433,458
                                                   ----------  --------  --------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.... $1,007,811  $703,794  $529,315
                                                   ==========  ========  ========

During 2007, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $1,649 thousand pre-tax benefit to net income.

During 2006, we benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins and expenses. The effects of the unlocking resulted in an overall $6.7 million pre-tax charge to net income, as well as increased unearned revenue liabilities by $1.3 million, increased benefit reserves by $4.5 million, increased reinsurance liability by $1.2 million and decreased amortization by $0.4 million.

5. POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 5.25% as of December 31, 2007, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 2.9% to 14.0% as of December 31, 2007, less administrative charges.

6. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF DEBT SECURITIES:

                                                     AS OF DECEMBER 31,
                                         -------------------------------------------
                                                 2007                  2006
                                         --------------------- ---------------------
                                         FAIR VALUE    COST    FAIR VALUE    COST
($ in thousands)                         ---------- ---------- ---------- ----------
U.S. government and agency.............. $   65,774 $   64,884 $   92,579 $   93,425
State and political subdivision.........     11,029     11,134     15,900     16,281
Foreign government......................     30,423     27,716     49,884     46,505
Corporate...............................    975,058    998,982  1,157,781  1,172,275
Mortgage-backed.........................    358,479    372,733    452,641    455,739
Other asset-backed......................    268,823    288,927    282,204    280,086
                                         ---------- ---------- ---------- ----------
AVAILABLE-FOR-SALE DEBT SECURITIES...... $1,709,586 $1,764,376 $2,050,989 $2,064,311
                                         ========== ========== ========== ==========

UNREALIZED GAINS (LOSSES) FROM
DEBT SECURITIES:

                                                    AS OF DECEMBER 31,
                                            ----------------------------------
                                                  2007              2006
                                            ----------------  ----------------
                                             GAINS   LOSSES    GAINS   LOSSES
($ in thousands)                            ------- --------  ------- --------
U.S. government and agency................. $ 1,193 $   (303) $   295 $ (1,141)
State and political subdivision............      11     (116)      17     (398)
Foreign government.........................   2,732      (25)   3,590     (211)
Corporate..................................   8,774  (32,698)   6,523  (21,017)
Mortgage-backed............................   2,654  (16,908)   2,862   (5,960)
Other asset-backed.........................     875  (20,979)   3,857   (1,739)
                                            ------- --------  ------- --------
DEBT SECURITIES GAINS AND LOSSES........... $16,239 $(71,029) $17,144 $(30,466)
                                            ======= ========  ======= ========
DEBT SECURITIES NET LOSSES.................         $(54,790)         $(13,322)
                                                    ========          ========

AGING OF TEMPORARILY IMPAIRED
DEBT SECURITIES:

                                                 AS OF DECEMBER 31, 2007
                              ---------------------------------------------------------------
                              LESS THAN 12 MONTHS GREATER THAN 12 MONTHS         TOTAL
                              ------------------  ---------------------  --------------------
                               FAIR    UNREALIZED  FAIR      UNREALIZED    FAIR     UNREALIZED
                               VALUE     LOSSES    VALUE       LOSSES      VALUE      LOSSES
($ in thousands)              -------- ----------  --------  ----------  ---------- ----------
Debt Securities
U.S. government and agency... $     --  $     --  $ 15,629    $   (303)  $   15,629  $   (303)
State and political
  subdivision................       --        --    10,516        (116)      10,516      (116)
Foreign government...........       --        --     2,464         (25)       2,464       (25)
Corporate....................  134,427    (9,598)  478,287     (23,100)     612,714   (32,698)
Mortgage-backed..............  105,599    (9,822)  162,554      (7,086)     268,153   (16,908)
Other asset-backed...........  137,632   (15,661)   81,534      (5,318)     219,166   (20,979)
                              --------  --------   --------   --------   ----------  --------
TOTAL TEMPORARILY
  IMPAIRED SECURITIES........ $377,658  $(35,081) $750,984    $(35,948)  $1,128,642  $(71,029)
                              ========  ========   ========   ========   ==========  ========
BELOW INVESTMENT GRADE....... $ 39,024  $ (1,797) $ 67,088    $ (7,484)  $  106,112  $ (9,281)
                              ========  ========   ========   ========   ==========  ========
BELOW INVESTMENT GRADE AFTER
  OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..................           $   (292)             $ (1,306)              $ (1,598)
                                        ========              ========               ========
NUMBER OF SECURITIES.........                243                   411                    654
                                        ========              ========               ========

Below investment grade debt securities with a fair value of less than 80% of the security's amortized costs totaled $(3,933) thousand at December 31, 2007, of which none have been in a significant loss position for greater than 12 months.

All of these securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED
DEBT AND EQUITY SECURITIES:

                                                  AS OF DECEMBER 31, 2006
                              --------------------------------------------------------------
                              LESS THAN 12 MONTHS GREATER THAN 12 MONTHS         TOTAL
                              ------------------  --------------------   --------------------
                               FAIR    UNREALIZED   FAIR      UNREALIZED   FAIR     UNREALIZED
                               VALUE     LOSSES     VALUE       LOSSES     VALUE      LOSSES
($ in thousands)              -------- ---------- ----------  ---------- ---------- ----------
Debt Securities
U.S. government and agency... $  5,643  $   (19)  $   50,878   $ (1,122) $   56,521  $ (1,141)
State and political
  subdivision................    1,014       (3)      14,367       (395)     15,381      (398)
Foreign government...........    4,024      (10)       9,323       (201)     13,347      (211)
Corporate....................  152,344   (1,595)     689,660    (19,422)    842,004   (21,017)
Mortgage-backed..............   78,465     (693)     257,905     (5,267)    336,370    (5,960)
Other asset-backed...........   53,844     (171)     102,302     (1,568)    156,146    (1,739)
                              --------  -------   ----------   --------  ----------  --------
TOTAL TEMPORARILY
  IMPAIRED SECURITIES........ $295,334  $(2,491)  $1,124,435   $(27,975) $1,419,769  $(30,466)
                              ========  =======   ==========   ========  ==========  ========
BELOW INVESTMENT GRADE....... $ 20,190  $  (377)  $   90,763   $ (3,859) $  110,953  $ (4,236)
                              ========  =======   ==========   ========  ==========  ========
BELOW INVESTMENT GRADE AFTER
  OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..................           $   (45)               $   (550)             $   (595)
                                        =======                ========              ========
NUMBER OF SECURITIES.........               165                     565                   730
                                        =======                ========              ========

There were no unrealized losses of below investment grade debt securities with a fair value less than 80% of the securities amortized cost at December 31, 2006.

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2007 and 2006, we had on deposit securities with a fair value of $7,370 thousand and $8,216 thousand, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:

                                                     YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
($ in thousands)                                  --------  --------  --------
Debt securities.................................. $105,342  $127,977  $155,648
Equity securities................................       --        --         2
Other investments................................      162       148       183
Other income.....................................      421        --        --
Policy loans.....................................    1,472       581       479
Cash and cash equivalents........................    4,395     3,089     1,061
                                                  --------  --------  --------
Total investment income..........................  111,792   131,795   157,373
Investment expenses..............................   (2,185)   (2,470)   (2,999)
                                                  --------  --------  --------
NET INVESTMENT INCOME............................ $109,607  $129,325  $154,374
                                                  ========  ========  ========

NET REALIZED INVESTMENT GAINS (LOSSES)

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):

                                                           YEAR ENDED DECEMBER 31,
                                                    ------------------------------------
                                                       2007         2006         2005
($ in thousands)                                    ----------  -----------  -----------
DEBT SECURITY IMPAIRMENTS.......................... $   (3,287) $      (411) $    (2,651)
                                                    ----------  -----------  -----------
Debt security transaction gains....................      1,465        2,955        1,764
Debt security transaction losses...................     (2,827)      (7,253)      (9,254)
Equity security transaction gains..................         --           --           26
Equity security transaction losses.................         --           --          (13)
Other investment transaction gains (losses)........     (2,394)       2,249         (441)
                                                    ----------  -----------  -----------
NET TRANSACTION LOSSES.............................     (3,756)      (2,049)      (7,918)
                                                    ----------  -----------  -----------
NET REALIZED INVESTMENT LOSSES..................... $   (7,043) $    (2,460) $   (10,569)
                                                    ==========  ===========  ===========

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):

                                                           YEAR ENDED DECEMBER 31,
                                                    ------------------------------------
                                                       2007         2006         2005
($ in thousands)                                    ----------  -----------  -----------
Debt securities.................................... $  (41,468) $     2,956  $   (54,591)
Equity securities..................................         --           --            5
Other investments..................................         50           10           --
                                                    ----------  -----------  -----------
NET UNREALIZED INVESTMENT GAINS (LOSSES)........... $  (41,418) $     2,966  $   (54,586)
                                                    ==========  ===========  ===========

Net unrealized investment gains (losses)........... $  (41,418) $     2,966  $   (54,586)
                                                    ----------  -----------  -----------
Applicable deferred policy acquisition costs (Note
  4)...............................................    (27,425)       4,930      (39,223)
Applicable deferred income tax benefit.............     (4,898)        (687)      (5,377)
                                                    ----------  -----------  -----------
Offsets to net unrealized investment losses........    (32,323)       4,243      (44,600)
                                                    ----------  -----------  -----------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER
  COMPREHENSIVE INCOME............................. $   (9,095) $    (1,277) $    (9,986)
                                                    ==========  ===========  ===========

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS
AND MATURITIES:
                                                           YEAR ENDED DECEMBER 31,
                                                    ------------------------------------
                                                       2007         2006         2005
($ in thousands)                                    ----------  -----------  -----------
Debt security purchases............................ $ (883,282) $  (999,542) $(1,139,974)
Equity security purchases..........................         --           --           --
Other investment purchases.........................       (350)      (1,060)      (2,434)
Policy loan advances, net..........................     (7,277)      (7,371)      (5,685)
                                                    ----------  -----------  -----------
INVESTMENT PURCHASES............................... $ (890,909) $(1,007,973) $(1,148,093)
                                                    ==========  ===========  ===========

Debt securities sales.............................. $  816,170  $ 1,178,127  $   873,995
Debt securities maturities and repayments..........    390,297      549,483      477,568
Equity security sales..............................         --           --          279
Other investment sales.............................      1,521          750        5,845
                                                    ----------  -----------  -----------
INVESTMENT SALES, REPAYMENTS AND MATURITIES........ $1,207,988  $ 1,728,360  $ 1,357,687
                                                    ==========  ===========  ===========

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

MATURITIES OF DEBT SECURITIES:

                                                        AS OF DECEMBER 31, 2007
                                                        -----------------------
                                                           COST     FAIR VALUE
($ in thousands)                                        ----------  ----------
Due in one year or less................................ $  139,910  $  139,540
Due after one year through five years..................    429,405     424,704
Due after five years through ten years.................    455,099     441,414
Due after ten years....................................    739,962     703,928
                                                        ----------  ----------
TOTAL.................................................. $1,764,376  $1,709,586
                                                        ==========  ==========

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   . Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   . Liabilities associated with the guaranteed minimum income benefit (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB, 200 stochastically generated scenarios were used. For annuities with GMIB, we used 1,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF
CONTRACTS WITH GUARANTEES:

                                                           AS OF DECEMBER 31,
                                                          ---------------------
                                                             2007       2006
($ in thousands)                                          ---------- ----------
Debt securities.......................................... $  494,660 $  456,148
Equity funds.............................................  2,213,164  1,861,762
Other....................................................     80,657     68,810
                                                          ---------- ----------
TOTAL.................................................... $2,788,481 $2,386,720
                                                          ========== ==========

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

CHANGES IN GUARANTEED LIABILITY BALANCES:

                                                                 YEAR ENDED
                                                              DECEMBER 31, 2007
                                                              -----------------
                                                               ANNUITY  ANNUITY
                                                                GMDB     GMIB
($ in thousands)                                              --------  -------
Liability balance as of January 1, 2007...................... $ 26,979  $3,568
Incurred.....................................................  (21,813)  2,137
Paid.........................................................   (2,057)     --
                                                              --------  ------
LIABILITY BALANCE AS OF DECEMBER 31, 2007.................... $  3,109  $5,705
                                                              ========  ======

CHANGES IN GUARANTEED LIABILITY BALANCES:

                                                                 YEAR ENDED
                                                              DECEMBER 31, 2006
                                                              ----------------
                                                              ANNUITY   ANNUITY
                                                               GMDB      GMIB
($ in thousands)                                              -------   -------
Liability balance as of January 1, 2006...................... $27,749   $2,474
Incurred.....................................................   1,721    1,094
Paid.........................................................  (2,491)      --
                                                              -------   ------
LIABILITY BALANCE AS OF DECEMBER 31, 2006.................... $26,979   $3,568
                                                              =======   ======

The reinsurance recoverable asset related to the GMDB was $1,335 thousand and $17,139 thousand as of December 31, 2007 and 2006, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005 that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we have entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2007 and 2006, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2007 or 2006. See Note 10 to these financial statements for more information.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:

                                                             NET AMOUNT     AVERAGE
                                                  ACCOUNT   AT RISK AFTER ATTAINED AGE
                                                   VALUE     REINSURANCE  OF ANNUITANT
($ in thousands)                                 ---------- ------------- ------------
GMDB return of premium.......................... $1,396,515    $ 5,398         59
GMDB step up....................................  1,761,416     33,481         60
GMDB earnings enhancement benefit (EEB).........     78,136         --         60
GMDB greater of annual step up and roll up......     42,492      3,582         63
                                                 ----------    -------
TOTAL GMDB AT DECEMBER 31, 2007................. $3,278,559    $42,461
                                                 ==========    =======

GMIB............................................ $  696,006                    59
GMAB............................................    381,304                    55
GMWB............................................    202,073                    61
GPAF............................................     36,684                    74
                                                 ----------
TOTAL AT DECEMBER 31, 2007...................... $1,316,067
                                                 ==========

With the return of premium, the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

With EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With greater of annual step up and annual roll up, the death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2007 and 2006, we held additional universal life benefit reserves of $25,930 thousand and $8,841 thousand, respectively.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR
VALUES OF FINANCIAL INSTRUMENTS:

                                                AS OF DECEMBER 31,
                                    -------------------------------------------
                                            2007                  2006
                                    --------------------- ---------------------
                                     CARRYING    FAIR      CARRYING    FAIR
                                      VALUE      VALUE      VALUE      VALUE
($ in thousands)                    ---------- ---------- ---------- ----------
Cash and cash equivalents.......... $  108,200 $  108,200 $   47,127 $   47,127
Debt securities....................  1,709,586  1,709,586  2,050,989  2,050,989
Policy loans.......................     22,819     22,819     15,542     15,542
                                    ---------- ---------- ---------- ----------
FINANCIAL ASSETS................... $1,840,605 $1,840,605 $2,113,658 $2,113,658
                                    ========== ========== ========== ==========

Investment contracts............... $1,134,635 $1,139,325 $1,491,367 $1,486,758
                                    ---------- ---------- ---------- ----------
FINANCIAL LIABILITIES.............. $1,134,635 $1,139,325 $1,491,367 $1,486,758
                                    ========== ========== ========== ==========

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognized an after-tax gain of $0.0 million, $1.2 million and $0.3 million for the years ended December 31, 2007, 2006 and 2005 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which had been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2007, 2006 and 2005, we reclassified after-tax gains of $0.0 million, $1.2 million and $0.3 million, respectively, into earnings related to these derivatives.

We held no derivative assets at December 31, 2007 and 2006. See Note 7 to these financial statements for more information on our embedded derivatives related to our variable annuity guarantees.

9. INCOME TAXES

 ALLOCATION OF INCOME TAXES:

                                                     YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
 ($ in thousands)                                 --------  --------  --------
 Income tax expense (benefit) attributable to:
 Current......................................... $(44,715) $(21,403) $(18,313)
 Deferred........................................   48,358    24,419    15,512
                                                  --------  --------  --------
 INCOME TAXES APPLICABLE TO NET INCOME (LOSS)....    3,643     3,016    (2,801)
 Other comprehensive loss........................   (4,898)   (1,121)   (5,558)
                                                  --------  --------  --------
 INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME
   (LOSS)........................................ $ (1,255) $  1,895  $ (8,359)
                                                  ========  ========  ========
 INCOME TAXES RECOVERED.......................... $(30,557) $(24,094) $(14,288)
                                                  ========  ========  ========

EFFECTIVE INCOME TAX RATE:

                                                      YEAR ENDED DECEMBER 31,
                                                    -------------------------
                                                      2007     2006     2005
($ in thousands)                                    -------  -------  -------
Income before income taxes......................... $19,630  $13,097  $ 1,422
                                                    -------  -------  -------
Income taxes at statutory rate of 35.0%............   6,871    4,584      498
Dividend received deduction........................  (2,778)  (1,572)  (2,924)
Tax interest.......................................       1        1     (378)
Other, net.........................................    (451)       3        3
                                                    -------  -------  -------
APPLICABLE INCOME TAXES (BENEFIT).................. $ 3,643  $ 3,016  $(2,801)
                                                    =======  =======  =======
Effective income tax (benefit) rates...............    18.6%    23.0%  (197.0)%
                                                    =======  =======  =======

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY
DIFFERENCES:

                                                             AS OF DECEMBER 31,
                                                             -----------------
                                                               2007      2006
($ in thousands)                                             --------  --------
Deferred income tax assets:
Future policyholder benefits................................ $140,526  $102,603
Unearned premiums / deferred revenues.......................   15,123    10,817
Investments.................................................    5,948        --
                                                             --------  --------
GROSS DEFERRED INCOME TAX ASSETS............................  161,597   113,420
                                                             --------  --------
Deferred income tax liabilities:
Deferred policy acquisition costs...........................  296,057   207,513
Investments.................................................       --       849
Other.......................................................    5,655     1,712
                                                             --------  --------
GROSS DEFERRED INCOME TAX LIABILITIES.......................  301,712   210,074
                                                             --------  --------
DEFERRED INCOME TAX LIABILITY............................... $140,115  $ 96,654
                                                             ========  ========

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

We are included in the consolidated federal income tax return filed by PNX. Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2007 and 2006 will be realized.

As of December 31, 2007, we had current taxes receivable of $10,184 thousand.

We adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized a decrease in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007. The entire amount of unrecognized tax benefits would, if recognized, impact the annual effective rate upon recognition.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF
UNRECOGNIZED TAX BENEFITS:

($ in thousands)
Balance at January 1, 2007............................................. $1,840
Reductions for tax positions of prior years............................   (975)
Settlements with taxing authorities....................................   (340)
                                                                        ------
BALANCE AT DECEMBER 31, 2007........................................... $  525
                                                                        ======

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the unrecognized tax benefits that would have a significant impact on the financial position of the company.

Our federal income tax returns are routinely audited by the IRS. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. We are not currently under audit with any state taxing authorities.

We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense. The interest and penalties recorded during the twelve month periods ending December 31, 2006 and 2007 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2007.

10. RELATED PARTY TRANSACTIONS

Capital Contributions

During the year ended December 31, 2007, we received $49,984 thousand in capital contributions from Phoenix Life, of which $25,000 thousand was in cash and $24,984 was in securities.

Related Party Transactions

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $270,394 thousand, $203,521 thousand and $108,701 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to Phoenix Life were $11,767 thousand and $18,650 thousand as of December 31, 2007 and 2006, respectively.

During 2006, we entered into a contract with Phoenix Life whereby we cede to Phoenix Life the liabilities related to certain guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $3,051 thousand and $220 thousand at December 31, 2007 and 2006, respectively. This amount is included in our balance sheet in other general account assets. Amounts due to Phoenix Life under this contract were $336 thousand and $215 thousand at December 31, 2007 and 2006, respectively.

Phoenix Investment Partners Ltd. (PXP), an indirect wholly-owned subsidiary of PNX, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,172 thousand, $2,439 thousand and $2,993 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were $15 thousand and $106 thousand, as of December 31, 2007 and 2006, respectively. Through July 2007 PXP provided investment advisory services to the variable product separate accounts. They received variable product separate account fees on our behalf, retained a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0 thousand and $245 thousand as of December 31, 2007 and 2006, respectively. The variable product separate account fees retained by PXP were $271 thousand, $684 thousand and $697 thousand for 2007, 2006 and 2005, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life, became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $276 thousand as of December 31, 2007.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $48,331 thousand, $38,062 thousand and $35,422 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to PEPCO were $2,269 thousand and $278 thousand as of December 31, 2007 and 2006, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $159,847 thousand, $105,993 thousand and $54,927 thousand for the years ended
December 31, 2007, 2006 and 2005, respectively. Amounts payable to Phoenix Life were $13,684 thousand and $4,187 thousand as of December 31, 2007 and 2006, respectively.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2007 and 2006, we had amounts due to Phoenix Life of $416 thousand and $1,914 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2007 and 2006, we had amounts due to Phoenix Life and Annuity of $482 thousand and $16 thousand, respectively. We do not charge any fees for this service.

In certain instances Phoenix Life and Phoenix Life and Annuity may receive premiums on behalf of PHLVIC. Amounts due from Phoenix Life were $237 thousand and $71 thousand as of December 31, 2007 and 2006, respectively. Amounts due from Phoenix Life and Annuity were $15 thousand and $0 thousand as of December 31, 2007 and 2006, respectively.

11. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.

12. OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:

                                                             YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------
                                                    2007              2006               2005
                                             -----------------  ----------------  ------------------
                                               GROSS     NET     GROSS     NET      GROSS      NET
($ in thousands)                             --------  -------  -------  -------  --------  --------
Unrealized gains (losses) on investments.... $(36,769) $(6,995) $ 7,264  $ 1,516  $(64,713) $(16,569)
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income....................   (4,649)  (2,100)  (4,298)  (2,793)   10,127     6,583
                                             --------  -------  -------  -------  --------  --------
Net unrealized investment gains (losses)....  (41,418)  (9,095)   2,966   (1,277)  (54,586)   (9,986)
Net unrealized losses on derivative
  instruments...............................       --       --   (1,241)    (807)     (516)     (335)
                                             --------  -------  -------  -------  --------  --------
Other comprehensive income (loss)...........  (41,418) $(9,095)   1,725  $(2,084)  (55,102) $(10,321)
                                             --------  =======  -------  =======  --------  ========
Applicable deferred policy acquisition cost
  amortization..............................  (27,425)            4,930            (39,223)
Applicable deferred income tax benefit......   (4,898)           (1,121)            (5,558)
                                             --------           -------           --------
Offsets to other comprehensive income.......  (32,323)            3,809            (44,781)
                                             --------           -------           --------
OTHER COMPREHENSIVE LOSS.................... $ (9,095)          $(2,084)          $(10,321)
                                             ========           =======           ========

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE
INCOME:

                                                           AS OF DECEMBER 31,
                                                 -------------------------------------
                                                        2007                2006
                                                 ------------------  -----------------
                                                   GROSS      NET      GROSS     NET
($ in thousands)                                 --------  --------  --------  -------
Unrealized losses on investments................ $(56,002) $(11,784) $(14,584) $(2,689)
Unrealized gains on derivative instruments......       --        --        --       --
                                                 --------  --------  --------  -------
Accumulated other comprehensive loss............  (56,002) $(11,784)  (14,584) $(2,689)
                                                 --------  ========  --------  =======
Applicable deferred policy acquisition costs....  (37,873)            (10,448)
Applicable deferred income taxes................   (6,345)             (1,447)
                                                 --------            --------
Offsets to other comprehensive income...........  (44,218)            (11,895)
                                                 --------            --------
ACCUMULATED OTHER COMPREHENSIVE LOSS............ $(11,784)           $ (2,689)
                                                 ========            ========

13. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. The State of Connecticut Insurance Department (the Department) has adopted the National Association of Insurance Commissioners' (the NAIC's) Accounting Practices and Procedures manual effective January 1, 2001 (NAIC SAP) as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2007, 2006 and 2005, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, Income Taxes, which limits deferred income tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 350% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2007 and 2006.

STATUTORY FINANCIAL DATA:

                                                              AS OF OR FOR THE YEAR
                                                               ENDED DECEMBER 31,
                                                          -----------------------------
                                                             2007      2006      2005
($ in thousands)                                          ---------  --------  --------
Statutory capital and surplus............................ $ 167,436  $220,342  $264,825
Asset valuation reserve..................................    14,774    14,320     5,575
                                                          ---------  --------  --------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE... $ 182,210  $234,662  $270,400
                                                          =========  ========  ========
STATUTORY GAIN (LOSS) FROM OPERATIONS.................... $ (98,589) $(33,094) $ 12,251
                                                          =========  ========  ========
STATUTORY NET INCOME (LOSS).............................. $(102,297) $(33,994) $ 12,749
                                                          =========  ========  ========

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2008 without prior approval.

14. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future. Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements

          (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2007; Statement of Operations for the year ended December 31, 2007; Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006; and Notes to Financial Statements.*

          (2) The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheet as of December 31, 2007 and 2006; Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005; Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005; and Notes to Financial Statements.*

               * Filed herewith.

     (b) Exhibits

          (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

          (2)  Not Applicable.

          (3)  Distribution of Contracts

               (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Form N-4 (File No.033-87376) Post-Effective Amendment No. 17, filed via EDGAR on April 30, 2002.

               (b) Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Form N-4 (File No. 333-123040 and 811-08914), filed via EDGAR on February 28, 2005.

          (4) (a) Form of Variable Annuity Contract Form No. D617 (Phoenix Dimensions(SM)) is incorporated by reference to Initial Registration Statement on Form N-4/A (File No. 333-123040 and 811-08914), filed via EDGAR on June 20, 2005.

               (b) Guaranteed Minimum Income Benefit Rider, Form No. DR87 is incorporated by reference to Initial Registration Statement on Form N-4/A (File No. 333-123040 and 811-08914), filed via
                    EDGAR on June 20, 2005.

               (c) Guaranteed Minimum Accumulation Benefit Rider, Form No. DR83 is incorporated by reference to Registrant's Initial Registration Statement on Form N-4/A (File No. 333-123040 and 811-08914), filed via EDGAR on June 20, 2005.

               (d) Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR93.1 is incorporated by reference to Form N-4 (File No. 333-123040), Post-Effective Amendment No. 2, filed via EDGAR on November 9, 2005.

               (e) Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB is incorporated by reference to Form N-4 (File No. 333-123040), Post-Effective Amendment No. 4, filed via EDGAR on October 10, 2006.

               (f) Guaranteed Minimum Withdrawal Benefit Rider, Form No. 08GMWB, is incorporated by reference to Registrant's Form N-4 (File No. 333-68164), Post-Effective Amendment No. 20, filed via EDGAR on May 28, 2008.

               (g) Guaranteed Minimum Withdrawal Benefit Rider with Extended Care Enhancement, Form No. 08GMWBCE, is incorporated by reference to Registrant's Form N-4 (File No. 333-68164), Post-Effective Amendment No. 20, filed via EDGAR on May 28, 2008.

               (h) Flexible Combination Benefit Rider, Form No. 08PRP, is incorporated by reference to Registrant's Form N-4 (File No. 333-68164), Post-Effective Amendment No. 20, filed via EDGAR on May 28, 2008.

          (5) Form of Application (Form No. OL4157.1) is incorporated by reference to Form N-4 (File No. 333-123040), Post-Effective Amendment No. 2, filed via EDGAR on November 9, 2005.

          (6) (a) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

               (b) Bylaws of PHL Variable Insurance Company, as amended and restated effective May 16, 2002 are incorporated by reference to Form N-4 (File No. 033-87376) filed via EDGAR on April 30, 2004.

          (7)  Not Applicable.

          (8)  (a)  Participation Agreements.

          (1) Amended and Restated Participation Agreement dated April 4, 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

          (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

               (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

               (c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.

               (d) Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

               (e) Amendment No.4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company, Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No.1 on Form N-6 (File No.333-146301), filed via EDGAR on December 21, 2007.

               (f) Amendment No.5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company, incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

          (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

          (4) (a) Fund Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company ("PHLVIC") is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

               (b) Amendment No. 1 to the Fund Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

               (c) Amendment No. 2 to the Fund Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

               (d) Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.), is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

          (5) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

          (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

          (7) Amended and Restated Participation Agreement dated April 1, 2008 by and among PHL Variable Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV and Variable Insurance Products Fund V is incorporated by reference to Form N-4 (File No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.


          (8) (a) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

               (b) Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., PHL Variable Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Form N-4 (File No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.


          (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.


         (10) Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 26, 2006.

         (11) Fund Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040, filed via EDGAR on April 27, 2006.

         (12)  (a)  Participation Agreement dated May 1, 2006 among PHL Variable
                    Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

               (b) Amendment No. 1 to Participation Agreement dated February 1, 2008 among Oppenheimer Variable Accounts Funds, Oppenheimer Funds, Inc. and PHL Variable Insurance Company incorporated by reference to Form N-4 (File No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.

         (13)  (a)  Participation Agreement dated May 1, 2006 among PHL
                    Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

               (b) Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, is incorporated by reference to Form N-4 (File No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.

         (14) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

         (15)  (a)  Amended and Restated Participation Agreement dated January
                    1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 033-87376), filed via EDGAR on February 20, 2007.

               (b) Amendment No. 1 to Amended and Restated Participation Agreement dated March 1, 2008 by and among the Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 333-147565), Pre-Effective Amendment No. 1, filed via EDGAR on April 4, 2008.

         (16) Participation Agreement dated September 7, 2007 among PHL Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

         (17) Participation Agreement dated April 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

         (18) Participation Agreement dated February 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

          (b)  Other Material Contracts:

               (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

               (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

               (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds,The Alger American Fund, AllianceBernstein LP, DWS Funds, Federated Insurance Series,.Franklin Templeton Variable Insurance Products Trust,Lazard Retirement Series,Lord Abbett Series Fund, Inc.,Neuberger Berman Advisers Management Trust,Oppenheimer Variable Account Funds,The Rydex Trust,Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

               (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-effective Amendment No.6 on Form N-4 (File No.333-123035), filed via EDGAR on September 28, 2007.


               (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.


          (9) Written Opinion and Consent of Michele Drummey, Esq., filed herewith.

         (10)  (a)  Consent of Independent Registered Public Accounting Firm,
                    filed herewith.


               (b) Powers of Attorney for Philip K. Polkinghorn, Director and President, James D. Wehr, Director, Peter A. Hofmann, Chief Financial Officer, David R. Pellerin, Chief Accounting Officer and Christopher M. Wilkos, Director, are incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-1 (File No. 333-87218) via EDGAR on April 25, 2008.

         (11)  Not Applicable.

         (12)  Not Applicable.

Item 25. Directors and Executive Officers of the Depositor.

Name                      Position
-----------------------   ---------------------------------------------------------------
Philip K. Polkinghorn*    Director and President
James D. Wehr**           Director, Executive Vice President and Chief Investment Officer
John H. Beers*            Vice President and Secretary
Peter A. Hofmann*         Senior Executive Vice President and Chief Financial Officer
David R. Pellerin*        Senior Vice President and Chief Accounting Officer
John R. Flores*           Vice President and Chief Compliance Officer
Daniel J. Moskey*         Vice President and Treasurer
Tracy L. Rich*            Executive Vice President and Assistant Secretary
Christopher M. Wilkos**   Director, Senior Vice President and Corporate Portfolio Manager

----------

* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115-0480.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware
     Phoenix Distribution Holding Company (100%) Connecticut
               WS Griffith Securities, Inc. (100%) New York
     Phoenix Investment Management Company (100%) Connecticut


          Virtus Investment Partners, Inc. (100%) Delaware


               DP Holdings, Ltd. (100%) New Brunswick, Canada
               DPCM Holdings, Inc. (100%) Illinois

                Duff & Phelps Investment Management Company (100%) Illinois

               Goodwin Capital Advisers, Inc. (100%) New York
               Kayne Anderson Rudnick Investment Management, LLC (100%)
               California
               Pasadena Capital Corporation (100%) California
                    Engemann Asset Management (100%) California


               Virtus Alternative Investment Advisers, Inc. (100%)
               Connecticut


               Phoenix Equity Planning Corporation (100%) Connecticut


                    Virtus Investment Advisers, Inc. (100%) Massachusetts
               Zweig Advisers, LLC (100%) Delaware


                    Euclid Advisors LLC (100%) New York
               Rutherford Financial Corporation (100%) Delaware
               Rutherford, Brown & Catherwood, LLC (73.2%) Delaware SCM Advisors, LLC (100%) California
               Walnut Asset Management, LLC (70.6%) Delaware
          Phoenix Life Insurance Company (100%) New York

               Phoenix Foundation (0%) Connecticut

           Next Generation Ventures LLC (50%)
           Connecticut Phoenix Life Separate Account B (100%) New York
           Phoenix Life Separate Account C (100%) New York Phoenix Life
           Separate Account D (100%) New York
           Phoenix Life Variable Accumulation Account (100%) New York
           Phoenix Life Variable Universal Life Account (100%) New York
           PM Holdings, Inc. (100%) Connecticut
               American Phoenix Life and Reassurance Company (100%) Connecticut
                    Phoenix Life and Reassurance Company of New York (100%)
                    New York
               PFG Holdings, Inc. (100%) Pennsylvania
                    AGL Life Assurance Company (100%) Pennsylvania
                    PFG Distribution Company (100%) Delaware
                    Philadelphia Financial Group, Inc. (100%) Delaware
               PHL Variable Insurance Company (100%) Connecticut
                    PHL Variable Accumulation Account (100%) Connecticut
                    PHL Variable Accumulation Account II (100%) Connecticut PHLVIC Variable Universal Life Account II (100%) Connecticut
               Phoenix Founders, Inc. (100%) Connecticut
               Phoenix International Capital Corporation (100%) Connecticut
                    Practicare, Inc. (100%) Delaware
               Phoenix Life and Annuity Company (100%) Connecticut
               Phoenix Life and Annuity Variable Universal Life Account
               (100%) Connecticut
               Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware PML International Insurance Limited (100%) Bermuda
          The Phoenix Edge Series Fund (0%) Massachusetts business trust
          Phoenix National Trust Holding Company (100%) Connecticut

          Phoenix Life Solutions, Inc. (100%) Delaware

         The only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account II, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27. Number of Contract Owners.


     As of September 30, 2008, there were 856 qualified and 483 nonqualified contract owners.


Item 28. Indemnification.

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Article VI. Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

     Phoenix Equity Planning Corporation ("PEPCO").


     (a)  PEPCO serves as the principal underwriter for the following entities:
          Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1,The Phoenix Edge Series Fund, Virtus Equity Trust, Virtus Insight Trust, Virtus Institutional Trust and Virtus Opportunities Trust.


     (b)  Directors and Executive Officers of PEPCO.

Name                        Position
-------------------------   ------------------------------------------------
George R. Aylward, Jr. **   Director, Executive Vice President
John H. Beers*              Vice President and Secretary
John R. Flores*             Vice President and Anti-Money Laundering Officer
David Hanley**              Vice President and Treasurer
Stephen D. Gresham**        Director, Senior Vice President
David C. Martin*            Vice President and Chief Compliance Officer
Philip K. Polkinghorn*      Director, Executive Vice President

* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115-0480.

     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

   (1)                (2)
 Name of      Net Underwriting         (3)             (4)
Principal       Discounts and    Compensation On    Brokerage         (5)
Underwriter      Commissions        Redemption     Commissions   Compensation
-----------   ----------------   ---------------   -----------   ------------
  PEPCO              $0                 $0              $0             $0

Item 30. Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06103-2899.

Item 31. Management Services.

Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,                                                 Fee paid
---------------------------------------------------------------------   --------
2005                                                                    $ 86,000
2006                                                                    $101,000
2007                                                                    $ 95,000

Item 32. Undertakings.

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

     (d) Representation Required by Section 26(f)(2)(A) of the Investment Company Act of 1940

          PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 11 to Registration Statement No. 333-123040 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 13th day of November, 2008.


                                        PHL VARIABLE ACCUMULATION ACCOUNT
                                        (Registrant)


                                        By:
                                            ------------------------------------
                                            Philip K. Polkinghorn*
                                            Director and President
                                            PHL VARIABLE INSURANCE COMPANY


                                        By:
                                            ------------------------------------
                                            Philip K. Polkinghorn*
                                            Director and President


                                        By: /s/ Kathleen A. McGah
                                            ------------------------------------
                                            *Kathleen A. McGah

*    As Attorney-in-Fact pursuant to power of attorney


As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 11 to Registration Statement No.333-123040 on November 13, 2008.


     Signature                          Title
----------------------------   --------------------------------------


----------------------------
Peter A. Hofmann*              Senior Executive Vice President and
                               Chief Financial Officer


----------------------------
David R. Pellerin*             Senior Vice President and
                               Chief Accounting Officer


----------------------------
Philip K. Polkinghorn*         Director, President


----------------------------
James D. Wehr*                 Director, Executive Vice President and
                               Chief Investment Officer


----------------------------
Christopher M. Wilkos*         Director, Senior Vice President and
                               Corporate Portfolio Manager


By: /s/ Kathleen A. McGah
    ------------------------
    * Kathleen A. McGah

*    As Attorney-in-Fact pursuant to Powers of Attorney

                                  Exhibit Index

Exhibit 24(b)(9)       Opinion and Consent of Counsel

Exhibit 24(b)(10)(a)   Consent of Independent Registered Public Accounting  Firm